Wilton Reassurance Life
Co of New York
Separate Account A

Financial Statements as of December 31, 2025 and for
the Years Ended December 31, 2025 and 2024 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Wilton Reassurance Life Co of New York and the contractholders of Wilton Reassurance Life Co of New York Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of net assets of each of the sub-accounts of Wilton Reassurance Life Co of New York Separate Account A (the “Account”) listed in Note 1 (collectively, the “sub-accounts”) as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, except for the sub-accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the sub-accounts and periods indicated in the table below; and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts as of December 31, 2025, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
AST Balanced Asset Allocation Portfolio	For the year ended December 31, 2025	For the year ended December 31, 2025 and period from December 6, 2024 (commencement of operations) to December 31, 2024
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024 and 2023 and period from April 29, 2022 (commencement of operations) to December 31, 2022
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Stamford, Connecticut
April 7, 2026

We have served as the auditor of Wilton Reassurance Life Co of New York Separate Account A since 1995.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Alliance Bernstein VPS Discovery Value Portfolio - Class B	Alliance Bernstein VPS International Value Portfolio - Class B	Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	Alliance Bernstein VPS Relative Value Portfolio - Class B	Allspring VT Index Asset Allocation Fund - Class 2
ASSETS
Investments, at fair value	$386,357	$161,172	$1,460,957	$1,640,556	$145,846
Total assets	$386,357	$161,172	$1,460,957	$1,640,556	$145,846
NET ASSETS
Accumulation units	$386,357	$161,172	$1,455,957	$1,629,728	$145,846
Contracts in payout (annuitization) period	—	—	5,000	10,828	—
Total net assets	$386,357	$161,172	$1,460,957	$1,640,556	$145,846
FUND SHARE INFORMATION
Number of shares	23,717	7,741	17,930	53,178	7,292
Cost of investments	$405,083	$130,371	$1,101,714	$1,412,869	$119,299
UNIT VALUE ⁽¹⁾
Lowest	$51.73	$15.16	$41.26	$38.99	$37.89
Highest	$59.37	$17.19	$93.39	$52.58	$37.89

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Alliance Bernstein VPS Discovery Value Portfolio - Class B	Alliance Bernstein VPS International Value Portfolio - Class B	Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	Alliance Bernstein VPS Relative Value Portfolio - Class B	Allspring VT Index Asset Allocation Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$2,287	$3,334	$—	$14,423	$1,953
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(6,417)	(2,301)	(21,997)	(23,483)	(1,853)
Administrative expense	(726)	(271)	(2,411)	(2,256)	(161)
Net investment income (loss)	(4,856)	762	(24,408)	(11,316)	(61)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	18,042	5,657	162,315	182,672	72,701
Cost of investments sold	18,458	5,069	131,657	162,519	60,373
Realized gains (losses) on fund shares:	(416)	588	30,658	20,153	12,328
Realized gain distributions	43,144	—	134,726	134,683	11,620
Net realized gains (losses)	42,728	588	165,384	154,836	23,948
Change in unrealized gains (losses)	(35,151)	44,227	(7,869)	(10,757)	(12,526)
Net realized and change in
unrealized gains (losses) on investments	7,577	44,815	157,515	144,079	11,422
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,721	$45,577	$133,107	$132,763	$11,361

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Allspring VT Opportunity Fund - Class 2	AST Balanced Asset Allocation Portfolio	AST Government Money Market Portfolio	AST International Equity Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio
ASSETS
Investments, at fair value	$40,409	$15,686	$9	$3,104	$—
Total assets	$40,409	$15,686	$9	$3,104	$—
NET ASSETS
Accumulation units	$40,409	$15,686	$9	$3,104	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$40,409	$15,686	$9	$3,104	$—
FUND SHARE INFORMATION
Number of shares	1,572	490	9	87	—
Cost of investments	$35,563	$14,317	$9	$661	$—
UNIT VALUE ⁽¹⁾
Lowest	$26.58	$19.45	$7.35	$16.73	$—
Highest	$26.58	$30.15	$10.41	$35.2	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Allspring VT Opportunity Fund - Class 2	AST Balanced Asset Allocation Portfolio	AST Government Money Market Portfolio	AST International Equity Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$20	$—	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(447)	(320)	—	(35)	(233)
Administrative expense	(39)	(30)	—	(4)	(22)
Net investment income (loss)	(466)	(350)	—	(39)	(255)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,177	37,568	—	42	19,502
Cost of investments sold	1,899	37,768	—	9	9,764
Realized gains (losses) on fund shares:	278	(200)	—	33	9,738
Realized gain distributions	4,115	—	—	—	—
Net realized gains (losses)	4,393	(200)	—	33	9,738
Change in unrealized gains (losses)	(1,827)	2,448	—	743	(7,992)
Net realized and change in
unrealized gains (losses) on investments	2,566	2,248	—	776	1,746
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,100	$1,898	$—	$737	$1,491

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	AST Large-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Multi-Asset Diversified Portfolio	AST PGIM Aggressive Multi-Asset Portfolio
ASSETS
Investments, at fair value	$24,825	$14,491	$17,736	$—	$14,432
Total assets	$24,825	$14,491	$17,736	$—	$14,432
NET ASSETS
Accumulation units	$24,825	$14,491	$17,736	$—	$14,432
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$24,825	$14,491	$17,736	$—	$14,432
FUND SHARE INFORMATION
Number of shares	225	237	805	—	503
Cost of investments	$14,680	$12,126	$7,032	$—	$12,037
UNIT VALUE ⁽¹⁾
Lowest	$59.00	$22.62	$13.00	$—	$17.37
Highest	$99.90	$50.95	$21.23	$—	$31.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	AST Large-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Multi-Asset Diversified Portfolio	AST PGIM Aggressive Multi-Asset Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(281)	(165)	(336)	(351)	(292)
Administrative expense	(34)	(20)	(26)	(33)	(27)
Net investment income (loss)	(315)	(185)	(362)	(384)	(319)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	346	203	1,512	29,934	34,124
Cost of investments sold	228	184	637	9,597	28,936
Realized gains (losses) on fund shares:	118	19	875	20,337	5,188
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	118	19	875	20,337	5,188
Change in unrealized gains (losses)	3,518	1,999	1,339	(16,731)	(2,966)
Net realized and change in
unrealized gains (losses) on investments	3,636	2,018	2,214	3,606	2,222
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,321	$1,833	$1,852	$3,222	$1,903

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	AST Preservation Asset Allocation Portfolio	AST Small-Cap Equity Portfolio	BNY Mellon Stock Index Fund, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon VIF, Appreciation Portfolio - Initial Shares
ASSETS
Investments, at fair value	$66,974	$5,638	$2,281,492	$157,077	$76,749
Total assets	$66,974	$5,638	$2,281,492	$157,077	$76,749
NET ASSETS
Accumulation units	$66,974	$5,638	$2,274,240	$157,077	$76,749
Contracts in payout (annuitization) period	—	—	7,252	—	—
Total net assets	$66,974	$5,638	$2,281,492	$157,077	$76,749
FUND SHARE INFORMATION
Number of shares	2,827	65	26,179	2,685	2,279
Cost of investments	$32,058	$4,234	$1,172,494	$95,625	$78,791
UNIT VALUE ⁽¹⁾
Lowest	$15.28	$30.75	$53.55	$36.36	$46.91
Highest	$20.66	$55.55	$53.55	$36.36	$46.91

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	AST Preservation Asset Allocation Portfolio	AST Small-Cap Equity Portfolio	BNY Mellon Stock Index Fund, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon VIF, Appreciation Portfolio - Initial Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$21,893	$361	$266
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(846)	(65)	(24,456)	(1,650)	(836)
Administrative expense	(95)	(8)	(2,127)	(143)	(73)
Net investment income (loss)	(941)	(73)	(4,690)	(1,432)	(643)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,002	80	194,666	3,222	1,070
Cost of investments sold	508	64	108,203	2,138	1,126
Realized gains (losses) on fund shares:	494	16	86,463	1,084	(56)
Realized gain distributions	—	—	119,168	11,536	10,770
Net realized gains (losses)	494	16	205,631	12,620	10,714
Change in unrealized gains (losses)	6,365	373	117,507	8,681	(3,925)
Net realized and change in
unrealized gains (losses) on investments	6,859	389	323,138	21,301	6,789
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,918	$316	$318,448	$19,869	$6,146

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	BNY Mellon VIF, Government Money Market Portfolio	Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2
ASSETS
Investments, at fair value	$167,972	$1,814,818	$1,328,009	$975,227	$10,705
Total assets	$167,972	$1,814,818	$1,328,009	$975,227	$10,705
NET ASSETS
Accumulation units	$167,972	$1,814,818	$1,241,241	$971,081	$10,039
Contracts in payout (annuitization) period	—	—	86,768	4,146	666
Total net assets	$167,972	$1,814,818	$1,328,009	$975,227	$10,705
FUND SHARE INFORMATION
Number of shares	167,972	30,303	23,356	33,137	890
Cost of investments	$167,972	$1,260,950	$970,386	$766,572	$10,681
UNIT VALUE ⁽¹⁾
Lowest	$10.53	$82.70	$52.09	$47.84	$17.90
Highest	$10.53	$87.61	$76.30	$47.84	$20.58

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	BNY Mellon VIF, Government Money Market Portfolio	Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$6,567	$2,366	$—	$16,511	$339
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(1,959)	(19,384)	(18,426)	(10,692)	(212)
Administrative expense	(170)	(1,686)	(2,461)	(930)	(27)
Net investment income (loss)	4,438	(18,704)	(20,887)	4,889	100
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	21,513	217,397	293,917	111,488	48,496
Cost of investments sold	21,513	136,102	194,335	88,504	53,335
Realized gains (losses) on fund shares:	—	81,295	99,582	22,984	(4,839)
Realized gain distributions	—	271,188	211,537	51,277	151
Net realized gains (losses)	—	352,483	311,119	74,261	(4,688)
Change in unrealized gains (losses)	—	(26,890)	(52,489)	72,478	6,130
Net realized and change in
unrealized gains (losses) on investments	—	325,593	258,630	146,739	1,442
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,438	$306,889	$237,743	$151,628	$1,542

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2
ASSETS
Investments, at fair value	$504,260	$22,174	$573,740	$5,023,637	$1,718,280
Total assets	$504,260	$22,174	$573,740	$5,023,637	$1,718,280
NET ASSETS
Accumulation units	$504,260	$22,174	$573,740	$4,622,615	$1,691,423
Contracts in payout (annuitization) period	—	—	—	401,022	26,857
Total net assets	$504,260	$22,174	$573,740	$5,023,637	$1,718,280
FUND SHARE INFORMATION
Number of shares	38,405	1,265	49,333	5,023,637	1,718,280
Cost of investments	$476,861	$15,352	$589,100	$5,023,637	$1,718,280
UNIT VALUE ⁽¹⁾
Lowest	$20.73	$24.15	$14.40	$10.59	$9.23
Highest	$23.83	$27.76	$16.56	$11.42	$10.52

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$17,184	$459	$17,540	$205,126	$67,270
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(12,219)	(294)	(6,324)	(63,983)	(26,146)
Administrative expense	(1,677)	(40)	(1,087)	(5,063)	(2,940)
Net investment income (loss)	3,288	125	10,129	136,080	38,184
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,461,351	334	64,848	1,606,244	210,815
Cost of investments sold	2,659,664	238	65,936	1,606,244	210,815
Realized gains (losses) on fund shares:	(198,313)	96	(1,088)	—	—
Realized gain distributions	112,095	904	195	—	—
Net realized gains (losses)	(86,218)	1,000	(893)	—	—
Change in unrealized gains (losses)	160,360	1,485	34,353	—	—
Net realized and change in
unrealized gains (losses) on investments	74,142	2,485	33,460	—	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$77,430	$2,610	$43,589	$136,080	$38,184

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP Growth & Income Portfolio - Service Class 2	Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
ASSETS
Investments, at fair value	$35,820	$563,719	$464,787	$1,419,939	$123,153
Total assets	$35,820	$563,719	$464,787	$1,419,939	$123,153
NET ASSETS
Accumulation units	$35,820	$563,719	$464,787	$1,415,919	$123,153
Contracts in payout (annuitization) period	—	—	—	4,020	—
Total net assets	$35,820	$563,719	$464,787	$1,419,939	$123,153
FUND SHARE INFORMATION
Number of shares	1,120	5,655	4,821	14,531	25,236
Cost of investments	$22,330	$246,980	$289,207	$1,074,857	$135,607
UNIT VALUE ⁽¹⁾
Lowest	$49.38	$90.02	$87.99	$55.57	$23.87
Highest	$55.99	$90.02	$101.17	$61.18	$23.87

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP Growth & Income Portfolio - Service Class 2	Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$449	$—	$—	$3,905	$7,768
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(438)	(5,742)	(5,747)	(15,187)	(1,385)
Administrative expense	(63)	(499)	(846)	(1,321)	(121)
Net investment income (loss)	(52)	(6,241)	(6,593)	(12,603)	6,262
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,792	8,760	52,055	81,691	10,102
Cost of investments sold	1,013	4,334	33,610	60,290	11,450
Realized gains (losses) on fund shares:	779	4,426	18,445	21,401	(1,348)
Realized gain distributions	3,242	7,836	6,270	173,246	—
Net realized gains (losses)	4,021	12,262	24,715	194,647	(1,348)
Change in unrealized gains (losses)	2,027	89,283	65,673	(14,937)	5,270
Net realized and change in
unrealized gains (losses) on investments	6,048	101,545	90,388	179,710	3,922
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,996	$95,304	$83,795	$167,107	$10,184

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Service Class 2
ASSETS
Investments, at fair value	$2,708	$1,199,941	$1,221,377	$133,763	$303,207
Total assets	$2,708	$1,199,941	$1,221,377	$133,763	$303,207
NET ASSETS
Accumulation units	$2,708	$1,199,941	$1,213,482	$133,763	$303,207
Contracts in payout (annuitization) period	—	—	7,895	—	—
Total net assets	$2,708	$1,199,941	$1,221,377	$133,763	$303,207
FUND SHARE INFORMATION
Number of shares	587	1,818	1,878	11,775	8,621
Cost of investments	$2,955	$393,876	$541,187	$148,406	$290,139
UNIT VALUE ⁽¹⁾
Lowest	$20.24	$53.45	$48.26	$20.69	$32.51
Highest	$22.95	$53.45	$55.49	$20.69	$50.85

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$172	$12,988	$9,985	$5,484	$709
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(32)	(12,934)	(13,984)	(2,196)	(3,958)
Administrative expense	(4)	(1,125)	(2,175)	(191)	(568)
Net investment income (loss)	136	(1,071)	(6,174)	3,097	(3,817)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	37	115,805	165,819	159,432	35,745
Cost of investments sold	41	42,350	78,468	178,595	34,234
Realized gains (losses) on fund shares:	(4)	73,455	87,351	(19,163)	1,511
Realized gain distributions	—	5,939	5,846	—	35,003
Net realized gains (losses)	(4)	79,394	93,197	(19,163)	36,514
Change in unrealized gains (losses)	77	91,262	82,160	27,890	(4,565)
Net realized and change in
unrealized gains (losses) on investments	73	170,656	175,357	8,727	31,949
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$209	$169,585	$169,183	$11,824	$28,132

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin DynaTech VIP Fund - Class 2	Franklin Growth and Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Large Cap Growth VIP Fund - Class 2
ASSETS
Investments, at fair value	$51,156	$35,631	$3,619,807	$4,285,427	$4,227,840
Total assets	$51,156	$35,631	$3,619,807	$4,285,427	$4,227,840
NET ASSETS
Accumulation units	$51,156	$35,631	$3,525,630	$4,250,987	$4,161,155
Contracts in payout (annuitization) period	—	—	94,177	34,440	66,685
Total net assets	$51,156	$35,631	$3,619,807	$4,285,427	$4,227,840
FUND SHARE INFORMATION
Number of shares	1,859	5,415	492,491	282,680	235,797
Cost of investments	$38,246	$33,383	$4,112,217	$4,159,184	$4,227,058
UNIT VALUE ⁽¹⁾
Lowest	$23.73	$54.04	$34.75	$23.66	$44.10
Highest	$24.65	$61.27	$57.74	$29.70	$51.39

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin DynaTech VIP Fund - Class 2	Franklin Growth and Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Large Cap Growth VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$1,029	$—	$75,091	$216,292	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(923)	(558)	(44,887)	(55,256)	(54,774)
Administrative expense	(80)	(62)	(6,635)	(7,431)	(8,001)
Net investment income (loss)	26	(620)	23,569	153,605	(62,775)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	62,762	800	376,041	703,450	681,451
Cost of investments sold	46,094	812	450,176	715,427	650,159
Realized gains (losses) on fund shares:	16,668	(12)	(74,135)	(11,977)	31,292
Realized gain distributions	5,868	—	323,299	45,464	828,842
Net realized gains (losses)	22,536	(12)	249,164	33,487	860,134
Change in unrealized gains (losses)	(7,997)	5,548	218,361	257,224	(554,285)
Net realized and change in
unrealized gains (losses) on investments	14,539	5,536	467,525	290,711	305,849
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$14,565	$4,916	$491,094	$444,316	$243,074

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Goldman Sachs VIT Large Cap Value Fund - Institutional Class
ASSETS
Investments, at fair value	$327,775	$2,631,017	$1,904,363	$715,286	$20,906
Total assets	$327,775	$2,631,017	$1,904,363	$715,286	$20,906
NET ASSETS
Accumulation units	$298,951	$2,551,725	$1,872,610	$708,466	$20,906
Contracts in payout (annuitization) period	28,824	79,292	31,753	6,820	—
Total net assets	$327,775	$2,631,017	$1,904,363	$715,286	$20,906
FUND SHARE INFORMATION
Number of shares	17,197	163,417	137,301	68,122	2,556
Cost of investments	$325,988	$2,687,791	$1,954,413	$805,016	$23,802
UNIT VALUE ⁽¹⁾
Lowest	$26.84	$24.29	$35.34	$10.64	$30.70
Highest	$38.73	$39.38	$69.23	$12.70	$34.81

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Goldman Sachs VIT Large Cap Value Fund - Institutional Class
NET INVESTMENT INCOME (LOSS)					0
Dividends	$7,702	$52,852	$19,663	$22,860	$223
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(4,971)	(34,255)	(24,227)	(9,349)	(271)
Administrative expense	(769)	(4,969)	(3,503)	(1,336)	(38)
Net investment income (loss)	1,962	13,628	(8,067)	12,175	(86)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	154,064	497,226	286,223	42,024	372
Cost of investments sold	157,562	502,065	299,405	48,210	401
Realized gains (losses) on fund shares:	(3,498)	(4,839)	(13,182)	(6,186)	(29)
Realized gain distributions	42,692	260,402	153,356	—	2,776
Net realized gains (losses)	39,194	255,563	140,174	(6,186)	2,747
Change in unrealized gains (losses)	35,761	(22,584)	(22,272)	28,854	(908)
Net realized and change in
unrealized gains (losses) on investments	74,955	232,979	117,902	22,668	1,839
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$76,917	$246,607	$109,835	$34,843	$1,753

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II
ASSETS
Investments, at fair value	$69,849	$54,694	$39,031	$6,535,642	$2,011,870
Total assets	$69,849	$54,694	$39,031	$6,535,642	$2,011,870
NET ASSETS
Accumulation units	$69,849	$54,694	$39,031	$6,369,877	$2,011,870
Contracts in payout (annuitization) period	—	—	—	165,765	—
Total net assets	$69,849	$54,694	$39,031	$6,535,642	$2,011,870
FUND SHARE INFORMATION
Number of shares	4,288	3,830	1,791	80,687	27,962
Cost of investments	$69,492	$49,864	$32,342	$4,347,569	$1,516,265
UNIT VALUE ⁽¹⁾
Lowest	$38.48	$35.91	$50.64	$30.38	$47.84
Highest	$43.63	$40.72	$57.42	$86.59	$81.01

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$807	$373	$257	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(1,133)	(826)	(497)	(76,290)	(27,389)
Administrative expense	(126)	(94)	(68)	(6,491)	(2,718)
Net investment income (loss)	(452)	(547)	(308)	(82,781)	(30,107)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,389	1,405	1,004	875,193	73,928
Cost of investments sold	1,323	1,273	784	564,698	49,874
Realized gains (losses) on fund shares:	66	132	220	310,495	24,054
Realized gain distributions	7,314	4,243	4,869	608,763	201,642
Net realized gains (losses)	7,380	4,375	5,089	919,258	225,696
Change in unrealized gains (losses)	(2,146)	2,957	45	(206,609)	(16,643)
Net realized and change in
unrealized gains (losses) on investments	5,234	7,332	5,134	712,649	209,053
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,782	$6,785	$4,826	$629,868	$178,946

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Invesco V.I. American Value Fund - Series I	Invesco V.I. American Value Fund - Series II	Invesco V.I. Comstock Fund - Series I	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Core Equity Fund - Series I
ASSETS
Investments, at fair value	$3,026,965	$2,102,943	$702,575	$4,833,694	$3,315,315
Total assets	$3,026,965	$2,102,943	$702,575	$4,833,694	$3,315,315
NET ASSETS
Accumulation units	$2,879,178	$2,073,914	$692,811	$4,779,145	$3,239,377
Contracts in payout (annuitization) period	147,787	29,029	9,764	54,549	75,938
Total net assets	$3,026,965	$2,102,943	$702,575	$4,833,694	$3,315,315
FUND SHARE INFORMATION
Number of shares	166,775	118,409	32,800	227,041	92,015
Cost of investments	$2,647,050	$1,765,763	$543,054	$3,712,187	$2,677,615
UNIT VALUE ⁽¹⁾
Lowest	$17.42	$17.18	$49.93	$37.08	$31.33
Highest	$79.37	$81.75	$62.03	$60.62	$74.11

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. American Value Fund - Series I	Invesco V.I. American Value Fund - Series II	Invesco V.I. Comstock Fund - Series I	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Core Equity Fund - Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$13,012	$4,208	$11,251	$67,343	$21,751
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(35,276)	(27,409)	(8,633)	(67,045)	(40,239)
Administrative expense	(3,281)	(3,506)	(662)	(8,430)	(3,392)
Net investment income (loss)	(25,545)	(26,707)	1,956	(8,132)	(21,880)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	348,180	205,703	66,243	539,968	626,124
Cost of investments sold	313,283	167,660	49,357	408,922	505,103
Realized gains (losses) on fund shares:	34,897	38,043	16,886	131,046	121,021
Realized gain distributions	434,185	302,319	70,940	499,057	250,392
Net realized gains (losses)	469,082	340,362	87,826	630,103	371,413
Change in unrealized gains (losses)	53,154	28,212	9,319	43,308	119,601
Net realized and change in
unrealized gains (losses) on investments	522,236	368,574	97,145	673,411	491,014
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$496,691	$341,867	$99,101	$665,279	$469,134

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Core Equity Fund - Series II	Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. Core Plus Bond Fund - Series II	Invesco V.I. Discovery Large Cap Fund - Series I	Invesco V.I. Discovery Large Cap Fund - Series II
ASSETS
Investments, at fair value	$31,599	$340,881	$1,581,131	$422,201	$5,544,883
Total assets	$31,599	$340,881	$1,581,131	$422,201	$5,544,883
NET ASSETS
Accumulation units	$31,599	$340,881	$1,555,066	$422,201	$5,453,460
Contracts in payout (annuitization) period	—	—	26,065	—	91,423
Total net assets	$31,599	$340,881	$1,581,131	$422,201	$5,544,883
FUND SHARE INFORMATION
Number of shares	884	58,270	274,026	6,675	93,585
Cost of investments	$25,098	$375,963	$1,583,832	$308,016	$4,341,180
UNIT VALUE ⁽¹⁾
Lowest	$34.50	$14.88	$10.26	$43.22	$48.54
Highest	$46.83	$18.85	$15.52	$43.22	$69.14

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Core Equity Fund - Series II	Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. Core Plus Bond Fund - Series II	Invesco V.I. Discovery Large Cap Fund - Series I	Invesco V.I. Discovery Large Cap Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$123	$14,709	$64,344	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(468)	(4,096)	(20,853)	(4,717)	(71,709)
Administrative expense	(45)	(349)	(3,084)	(410)	(10,569)
Net investment income (loss)	(390)	10,264	40,407	(5,127)	(82,278)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	602	44,432	842,405	76,996	1,187,571
Cost of investments sold	478	46,440	848,847	52,497	887,478
Realized gains (losses) on fund shares:	124	(2,008)	(6,442)	24,499	300,093
Realized gain distributions	2,252	—	—	48,113	696,067
Net realized gains (losses)	2,376	(2,008)	(6,442)	72,612	996,160
Change in unrealized gains (losses)	1,873	11,140	52,740	(23,128)	(344,532)
Net realized and change in
unrealized gains (losses) on investments	4,249	9,132	46,298	49,484	651,628
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,859	$19,396	$86,705	$44,357	$569,350

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Diversified Dividend Fund - Series II	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
ASSETS
Investments, at fair value	$763,951	$1,972,373	$5,815,084	$654,851	$2,610,389
Total assets	$763,951	$1,972,373	$5,815,084	$654,851	$2,610,389
NET ASSETS
Accumulation units	$762,062	$1,967,890	$5,503,576	$654,851	$2,559,403
Contracts in payout (annuitization) period	1,889	4,483	311,508	—	50,986
Total net assets	$763,951	$1,972,373	$5,815,084	$654,851	$2,610,389
FUND SHARE INFORMATION
Number of shares	10,158	31,105	213,633	24,353	90,923
Cost of investments	$666,133	$1,945,210	$4,526,182	$473,968	$2,511,357
UNIT VALUE ⁽¹⁾
Lowest	$16.30	$15.88	$42.23	$32.34	$13.09
Highest	$28.09	$59.54	$130.81	$43.76	$13.47

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Diversified Dividend Fund - Series II	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$90,717	$9,118	$40,054
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(10,334)	(26,531)	(69,036)	(8,781)	(33,695)
Administrative expense	(837)	(3,516)	(5,595)	(761)	(2,561)
Net investment income (loss)	(11,171)	(30,047)	16,086	(424)	3,798
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	171,287	141,907	518,607	65,364	424,235
Cost of investments sold	147,535	136,390	396,775	46,939	395,449
Realized gains (losses) on fund shares:	23,752	5,517	121,832	18,425	28,786
Realized gain distributions	70,645	193,192	433,749	51,261	195,723
Net realized gains (losses)	94,397	198,709	555,581	69,686	224,509
Change in unrealized gains (losses)	(53,344)	(107,011)	175,712	14,894	6,111
Net realized and change in
unrealized gains (losses) on investments	41,053	91,698	731,293	84,580	230,620
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$29,882	$61,651	$747,379	$84,156	$234,418

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	Invesco V.I. Equity and Income Fund - Series I	Invesco V.I. Equity and Income Fund - Series II	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. EQV International Equity Fund - Series II
ASSETS
Investments, at fair value	$1,830,847	$1,370,392	$1,934,095	$705,269	$51,474
Total assets	$1,830,847	$1,370,392	$1,934,095	$705,269	$51,474
NET ASSETS
Accumulation units	$1,830,847	$1,215,012	$1,930,829	$688,635	$51,474
Contracts in payout (annuitization) period	—	155,380	3,266	16,634	—
Total net assets	$1,830,847	$1,370,392	$1,934,095	$705,269	$51,474
FUND SHARE INFORMATION
Number of shares	66,819	75,008	106,738	19,531	1,454
Cost of investments	$1,773,162	$1,259,991	$1,752,342	$559,525	$46,119
UNIT VALUE ⁽¹⁾
Lowest	$12.77	$23.74	$24.01	$21.89	$14.57
Highest	$13.05	$58.40	$43.43	$41.39	$33.70

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	Invesco V.I. Equity and Income Fund - Series I	Invesco V.I. Equity and Income Fund - Series II	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. EQV International Equity Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$24,898	$28,860	$34,753	$10,950	$563
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(28,232)	(16,842)	(26,303)	(9,382)	(733)
Administrative expense	(3,035)	(1,387)	(3,453)	(778)	(48)
Net investment income (loss)	(6,369)	10,631	4,997	790	(218)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	70,966	227,412	224,092	206,289	1,969
Cost of investments sold	67,507	211,349	207,324	169,937	1,676
Realized gains (losses) on fund shares:	3,459	16,063	16,768	36,352	293
Realized gain distributions	143,957	73,312	99,709	48,601	3,074
Net realized gains (losses)	147,416	89,375	116,477	84,953	3,367
Change in unrealized gains (losses)	9,656	49,331	72,909	21,885	3,120
Net realized and change in
unrealized gains (losses) on investments	157,072	138,706	189,386	106,838	6,487
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$150,703	$149,337	$194,383	$107,628	$6,269

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Global Core Equity Fund - Series I	Invesco V.I. Global Core Equity Fund - Series II	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I
ASSETS
Investments, at fair value	$1,171,776	$221,400	$559,200	$1,142,694	$331,694
Total assets	$1,171,776	$221,400	$559,200	$1,142,694	$331,694
NET ASSETS
Accumulation units	$1,032,612	$221,400	$559,200	$1,142,694	$331,694
Contracts in payout (annuitization) period	139,164	—	—	—	—
Total net assets	$1,171,776	$221,400	$559,200	$1,142,694	$331,694
FUND SHARE INFORMATION
Number of shares	99,387	18,715	14,735	31,479	72,581
Cost of investments	$930,546	$169,088	$500,871	$1,086,952	$349,643
UNIT VALUE ⁽¹⁾
Lowest	$31.82	$26.11	$48.71	$39.42	$4.84
Highest	$56.77	$32.83	$48.71	$71.98	$23.94

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Global Core Equity Fund - Series I	Invesco V.I. Global Core Equity Fund - Series II	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$15,442	$2,378	$—	$—	$21,803
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(14,132)	(2,812)	(6,161)	(14,170)	(4,261)
Administrative expense	(1,129)	(274)	(536)	(2,051)	(371)
Net investment income (loss)	181	(708)	(6,697)	(16,221)	17,171
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	113,943	9,291	67,118	89,721	94,524
Cost of investments sold	86,164	7,029	56,489	77,626	101,259
Realized gains (losses) on fund shares:	27,779	2,262	10,629	12,095	(6,735)
Realized gain distributions	76,453	14,506	98,755	209,430	—
Net realized gains (losses)	104,232	16,768	109,384	221,525	(6,735)
Change in unrealized gains (losses)	44,592	10,697	(35,284)	(68,356)	30,390
Net realized and change in
unrealized gains (losses) on investments	148,824	27,465	74,100	153,169	23,655
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$149,005	$26,757	$67,403	$136,948	$40,826
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Global Strategic Income Fund - Series II	Invesco V.I. Government Money Market Fund - Series I	Invesco V.I. Government Money Market Fund - Series II	Invesco V.I. Government Securities Fund - Series I	Invesco V.I. Growth and Income Fund - Series II
ASSETS
Investments, at fair value	$3,602,323	$154,018	$16	$332,330	$2,304,186
Total assets	$3,602,323	$154,018	$16	$332,330	$2,304,186
NET ASSETS
Accumulation units	$3,519,025	$153,279	$16	$332,330	$2,256,761
Contracts in payout (annuitization) period	83,298	739	—	—	47,425
Total net assets	$3,602,323	$154,018	$16	$332,330	$2,304,186
FUND SHARE INFORMATION
Number of shares	763,204	154,018	16	31,205	107,975
Cost of investments	$3,806,076	$154,018	$16	$358,970	$2,046,817
UNIT VALUE ⁽¹⁾
Lowest	$13.86	$9.46	$9.02	$13.03	$35.30
Highest	$20.74	$12.30	$10.05	$17.85	$61.01

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Global Strategic Income Fund - Series II	Invesco V.I. Government Money Market Fund - Series I	Invesco V.I. Government Money Market Fund - Series II	Invesco V.I. Government Securities Fund - Series I	Invesco V.I. Growth and Income Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$188,731	$6,077	$—	$10,300	$26,124
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(47,843)	(2,133)	—	(4,018)	(29,176)
Administrative expense	(6,892)	(153)	—	(363)	(4,230)
Net investment income (loss)	133,996	3,791	—	5,919	(7,282)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	679,213	6,014	—	86,038	319,728
Cost of investments sold	732,440	6,014	—	93,722	289,663
Realized gains (losses) on fund shares:	(53,227)	—	—	(7,684)	30,065
Realized gain distributions	—	—	—	—	170,048
Net realized gains (losses)	(53,227)	—	—	(7,684)	200,113
Change in unrealized gains (losses)	301,420	—	—	23,779	91,466
Net realized and change in
unrealized gains (losses) on investments	248,193	—	—	16,095	291,579
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$382,189	$3,791	$—	$22,014	$284,297

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Invesco V.I. High Yield Fund - Series I	Invesco V.I. High Yield Fund - Series II	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street Fund® - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series I
ASSETS
Investments, at fair value	$321,165	$309,199	$1,624,085	$7,407,475	$431,827
Total assets	$321,165	$309,199	$1,624,085	$7,407,475	$431,827
NET ASSETS
Accumulation units	$315,552	$302,273	$1,619,461	$7,322,650	$431,697
Contracts in payout (annuitization) period	5,613	6,926	4,624	84,825	130
Total net assets	$321,165	$309,199	$1,624,085	$7,407,475	$431,827
FUND SHARE INFORMATION
Number of shares	67,756	66,210	73,322	345,337	39,221
Cost of investments	$357,687	$353,508	$1,514,256	$7,114,698	$430,011
UNIT VALUE ⁽¹⁾
Lowest	$20.92	$12.45	$45.91	$43.74	$36.25
Highest	$39.58	$27.59	$45.91	$66.23	$51.37

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. High Yield Fund - Series I	Invesco V.I. High Yield Fund - Series II	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street Fund® - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$22,075	$21,082	$8,337	$22,754	$1,408
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(4,041)	(5,412)	(17,625)	(91,799)	(5,210)
Administrative expense	(330)	(611)	(1,533)	(13,888)	(428)
Net investment income (loss)	17,704	15,059	(10,821)	(82,933)	(4,230)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	41,640	57,886	96,067	1,204,936	37,365
Cost of investments sold	45,325	62,256	92,745	1,195,394	37,295
Realized gains (losses) on fund shares:	(3,685)	(4,370)	3,322	9,542	70
Realized gain distributions	—	—	95,355	456,575	41,540
Net realized gains (losses)	(3,685)	(4,370)	98,677	466,117	41,610
Change in unrealized gains (losses)	2,967	4,325	120,383	577,512	(5,831)
Net realized and change in
unrealized gains (losses) on investments	(718)	(45)	219,060	1,043,629	35,779
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$16,986	$15,014	$208,239	$960,696	$31,549

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Main Street Mid Cap Fund® - Series II	Invesco V.I. Main Street Small Cap Fund® - Series I	Invesco V.I. Main Street Small Cap Fund® - Series II	Invesco V.I. Technology Fund - Series I	Invesco V.I. Technology Fund - Series II
ASSETS
Investments, at fair value	$53,458	$328,170	$2,197,797	$579,515	$334,565
Total assets	$53,458	$328,170	$2,197,797	$579,515	$334,565
NET ASSETS
Accumulation units	$53,458	$328,170	$2,151,118	$552,266	$334,565
Contracts in payout (annuitization) period	—	—	46,679	27,249	—
Total net assets	$53,458	$328,170	$2,197,797	$579,515	$334,565
FUND SHARE INFORMATION
Number of shares	5,091	11,499	79,314	22,558	15,722
Cost of investments	$54,073	$259,387	$1,775,317	$465,014	$348,762
UNIT VALUE ⁽¹⁾
Lowest	$31.31	$56.94	$42.16	$67.75	$63.36
Highest	$40.62	$56.94	$77.35	$77.17	$69.87

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Main Street Mid Cap Fund® - Series II	Invesco V.I. Main Street Small Cap Fund® - Series I	Invesco V.I. Main Street Small Cap Fund® - Series II	Invesco V.I. Technology Fund - Series I	Invesco V.I. Technology Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$52	$1,494	$4,939	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(776)	(3,860)	(27,938)	(6,850)	(4,215)
Administrative expense	(49)	(336)	(4,084)	(527)	(295)
Net investment income (loss)	(773)	(2,702)	(27,083)	(7,377)	(4,510)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	819	62,259	243,896	49,049	4,502
Cost of investments sold	806	48,266	188,594	39,809	4,804
Realized gains (losses) on fund shares:	13	13,993	55,302	9,240	(302)
Realized gain distributions	4,972	33,522	219,623	61,316	41,292
Net realized gains (losses)	4,985	47,515	274,925	70,556	40,990
Change in unrealized gains (losses)	(838)	(22,304)	(105,424)	28,765	15,088
Net realized and change in
unrealized gains (losses) on investments	4,147	25,211	169,501	99,321	56,078
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,374	$22,509	$142,418	$91,944	$51,568

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Lord Abbett Bond Debenture Portfolio - Class VC	Lord Abbett Fundamental Equity Portfolio - Class VC	Lord Abbett Growth and Income Portfolio - Class VC	Lord Abbett Growth Opportunities Portfolio - Class VC	Lord Abbett Mid Cap Stock Portfolio - Class VC
ASSETS
Investments, at fair value	$1,648,839	$732,185	$927,126	$814,500	$1,492,409
Total assets	$1,648,839	$732,185	$927,126	$814,500	$1,492,409
NET ASSETS
Accumulation units	$1,613,394	$732,185	$917,504	$804,558	$1,470,973
Contracts in payout (annuitization) period	35,445	—	9,622	9,942	21,436
Total net assets	$1,648,839	$732,185	$927,126	$814,500	$1,492,409
FUND SHARE INFORMATION
Number of shares	155,404	38,577	22,095	73,312	57,290
Cost of investments	$1,757,923	$645,483	$741,718	$879,167	$1,312,942
UNIT VALUE ⁽¹⁾
Lowest	$20.57	$36.68	$32.95	$44.10	$27.11
Highest	$24.09	$43.75	$39.63	$53.03	$33.05

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Lord Abbett Bond Debenture Portfolio - Class VC	Lord Abbett Fundamental Equity Portfolio - Class VC	Lord Abbett Growth and Income Portfolio - Class VC	Lord Abbett Growth Opportunities Portfolio - Class VC	Lord Abbett Mid Cap Stock Portfolio - Class VC
NET INVESTMENT INCOME (LOSS)
Dividends	$95,832	$2,982	$5,006	$—	$4,762
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(20,204)	(8,846)	(11,105)	(10,311)	(18,938)
Administrative expense	(3,106)	(1,332)	(1,631)	(1,548)	(2,777)
Net investment income (loss)	72,522	(7,196)	(7,730)	(11,859)	(16,953)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	216,352	133,324	52,109	171,434	207,831
Cost of investments sold	229,835	119,878	40,303	164,102	179,927
Realized gains (losses) on fund shares:	(13,483)	13,446	11,806	7,332	27,904
Realized gain distributions	—	68,477	92,692	126,112	116,451
Net realized gains (losses)	(13,483)	81,923	104,498	133,444	144,355
Change in unrealized gains (losses)	48,434	8,933	29,136	(20,847)	(49,547)
Net realized and change in
unrealized gains (losses) on investments	34,951	90,856	133,634	112,597	94,808
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$107,473	$83,660	$125,904	$100,738	$77,855

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	LVIP Nomura SMID Cap Core Fund - Standard Class	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT Total Return Bond Series - Initial Class	MFS® VIT II High Yield Portfolio - Initial Class
ASSETS
Investments, at fair value	$368,707	$178,992	$216,350	$101,140	$80,749
Total assets	$368,707	$178,992	$216,350	$101,140	$80,749
NET ASSETS
Accumulation units	$368,707	$178,992	$216,350	$101,140	$80,749
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$368,707	$178,992	$216,350	$101,140	$80,749
FUND SHARE INFORMATION
Number of shares	12,559	6,842	13,869	8,586	15,864
Cost of investments	$296,196	$174,978	$230,100	$105,066	$90,216
UNIT VALUE ⁽¹⁾
Lowest	$47.09	$45.09	$38.54	$21.72	$26.82
Highest	$47.09	$45.09	$38.54	$21.72	$26.82

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	LVIP Nomura SMID Cap Core Fund - Standard Class	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT Total Return Bond Series - Initial Class	MFS® VIT II High Yield Portfolio - Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,985	$2,701	$—	$4,405	$5,304
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(3,956)	(1,919)	(2,332)	(1,451)	(917)
Administrative expense	(344)	(167)	(203)	(126)	(80)
Net investment income (loss)	(2,315)	615	(2,535)	2,828	4,307
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	11,084	2,710	12,581	90,167	16,368
Cost of investments sold	9,274	2,056	14,955	94,069	18,473
Realized gains (losses) on fund shares:	1,810	654	(2,374)	(3,902)	(2,105)
Realized gain distributions	8,791	69,128	—	—	—
Net realized gains (losses)	10,601	69,782	(2,374)	(3,902)	(2,105)
Change in unrealized gains (losses)	17,372	(51,035)	27,335	8,328	3,492
Net realized and change in
unrealized gains (losses) on investments	27,973	18,747	24,961	4,426	1,387
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$25,658	$19,362	$22,426	$7,254	$5,694

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Discovery Portfolio - Class II	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
ASSETS
Investments, at fair value	$433,471	$1,796,251	$723,348	$98,938	$14,982
Total assets	$433,471	$1,796,251	$723,348	$98,938	$14,982
NET ASSETS
Accumulation units	$433,471	$1,784,609	$713,951	$98,938	$14,982
Contracts in payout (annuitization) period	—	11,642	9,397	—	—
Total net assets	$433,471	$1,796,251	$723,348	$98,938	$14,982
FUND SHARE INFORMATION
Number of shares	59,380	279,355	135,459	5,631	857
Cost of investments	$497,254	$2,247,321	$911,877	$72,809	$11,418
UNIT VALUE ⁽¹⁾
Lowest	$76.80	$44.83	$19.11	$32.29	$44.89
Highest	$98.27	$102.64	$33.52	$48.54	$51.52

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Discovery Portfolio - Class II	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,853	$7,150	$100,470	$356	$48
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(5,779)	(27,314)	(8,864)	(1,210)	(158)
Administrative expense	(412)	(3,489)	(1,325)	(88)	(26)
Net investment income (loss)	(4,338)	(23,653)	90,281	(942)	(136)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	107,469	213,787	79,445	6,509	950
Cost of investments sold	135,312	239,175	101,218	5,218	793
Realized gains (losses) on fund shares:	(27,843)	(25,388)	(21,773)	1,291	157
Realized gain distributions	—	—	—	2,955	451
Net realized gains (losses)	(27,843)	(25,388)	(21,773)	4,246	608
Change in unrealized gains (losses)	87,837	239,589	20,920	20,904	3,211
Net realized and change in
unrealized gains (losses) on investments	59,994	214,201	(853)	25,150	3,819
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$55,656	$190,548	$89,428	$24,208	$3,683

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Morgan Stanley VIF Global Strategist Portfolio - Class I	Morgan Stanley VIF Global Strategist Portfolio - Class II	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II	Nomura VIP Small Cap Value Series - Standard Class
ASSETS
Investments, at fair value	$1,158,526	$176,065	$10,553,744	$2,689,186	$619,548
Total assets	$1,158,526	$176,065	$10,553,744	$2,689,186	$619,548
NET ASSETS
Accumulation units	$1,008,497	$176,065	$9,895,025	$2,688,228	$613,649
Contracts in payout (annuitization) period	150,029	—	658,719	958	5,899
Total net assets	$1,158,526	$176,065	$10,553,744	$2,689,186	$619,548
FUND SHARE INFORMATION
Number of shares	110,970	17,044	397,355	134,124	15,458
Cost of investments	$1,070,711	$163,376	$9,236,732	$2,442,474	$484,532
UNIT VALUE ⁽¹⁾
Lowest	$19.54	$20.15	$25.57	$24.20	$80.13
Highest	$94.82	$27.32	$141.47	$137.34	$80.13

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Morgan Stanley VIF Global Strategist Portfolio - Class I	Morgan Stanley VIF Global Strategist Portfolio - Class II	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II	Nomura VIP Small Cap Value Series - Standard Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$7,912
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(14,938)	(2,385)	(132,205)	(38,204)	(7,034)
Administrative expense	(1,188)	(189)	(11,024)	(4,051)	(612)
Net investment income (loss)	(16,126)	(2,574)	(143,229)	(42,255)	266
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	173,256	4,646	1,249,223	172,316	87,622
Cost of investments sold	165,559	4,549	1,156,477	154,968	69,086
Realized gains (losses) on fund shares:	7,697	97	92,746	17,348	18,536
Realized gain distributions	41,746	5,818	—	—	38,535
Net realized gains (losses)	49,443	5,915	92,746	17,348	57,071
Change in unrealized gains (losses)	141,598	20,522	2,960,628	723,370	(16,236)
Net realized and change in
unrealized gains (losses) on investments	191,041	26,437	3,053,374	740,718	40,835
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$174,915	$23,863	$2,910,145	$698,463	$41,101

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	PIMCO VIT Real Return Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Advisor Class	Putnam VT Core Equity Fund - Class IB
ASSETS
Investments, at fair value	$2,010	$6,343	$47,044	$40,827	$5,751,954
Total assets	$2,010	$6,343	$47,044	$40,827	$5,751,954
NET ASSETS
Accumulation units	$2,010	$6,343	$40,159	$40,827	$5,511,750
Contracts in payout (annuitization) period	—	—	6,885	—	240,204
Total net assets	$2,010	$6,343	$47,044	$40,827	$5,751,954
FUND SHARE INFORMATION
Number of shares	313	555	3,917	4,320	243,727
Cost of investments	$3,306	$7,005	$47,812	$46,488	$3,994,571
UNIT VALUE ⁽¹⁾
Lowest	$7.50	$18.34	$13.79	$14.55	$34.70
Highest	$8.45	$20.66	$15.55	$16.39	$84.92

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	PIMCO VIT Real Return Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Advisor Class	Putnam VT Core Equity Fund - Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$51	$403	$1,609	$1,728	$22,612
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(25)	(77)	(647)	(594)	(71,980)
Administrative expense	(4)	(11)	(95)	(82)	(827)
Net investment income (loss)	22	315	867	1,052	(50,195)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	31	106	8,827	6,962	626,028
Cost of investments sold	55	123	8,960	8,057	461,257
Realized gains (losses) on fund shares:	(24)	(17)	(133)	(1,095)	164,771
Realized gain distributions	—	—	—	—	473,899
Net realized gains (losses)	(24)	(17)	(133)	(1,095)	638,670
Change in unrealized gains (losses)	292	441	2,333	3,030	200,812
Net realized and change in
unrealized gains (losses) on investments	268	424	2,200	1,935	839,482
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$290	$739	$3,067	$2,987	$789,287

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Putnam VT Diversified Income Fund - Class IB	Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Focused International Equity Fund - Class IB	Putnam VT George Putnam Balanced Fund - Class IB	Putnam VT Global Asset Allocation Fund - Class IB
ASSETS
Investments, at fair value	$712,199	$396,040	$1,513,888	$2,868,240	$1,061,184
Total assets	$712,199	$396,040	$1,513,888	$2,868,240	$1,061,184
NET ASSETS
Accumulation units	$690,643	$385,592	$1,372,684	$2,743,664	$1,054,955
Contracts in payout (annuitization) period	21,556	10,448	141,204	124,576	6,229
Total net assets	$712,199	$396,040	$1,513,888	$2,868,240	$1,061,184
FUND SHARE INFORMATION
Number of shares	151,210	15,470	79,344	168,819	53,379
Cost of investments	$934,153	$279,489	$1,215,060	$1,819,182	$850,227
UNIT VALUE ⁽¹⁾
Lowest	$19.94	$12.05	$15.96	$25.59	$28.65
Highest	$21.69	$25.58	$26.69	$37.70	$44.11

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Putnam VT Diversified Income Fund - Class IB	Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Focused International Equity Fund - Class IB	Putnam VT George Putnam Balanced Fund - Class IB	Putnam VT Global Asset Allocation Fund - Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$45,093	$2,338	$46,748	$40,158	$24,740
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(9,481)	(4,497)	(17,981)	(36,182)	(15,292)
Administrative expense	—	—	(219)	(1,209)	(1,026)
Net investment income (loss)	35,612	(2,159)	28,548	2,767	8,422
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	133,864	47,140	260,339	351,881	428,127
Cost of investments sold	178,616	37,943	239,068	237,495	334,365
Realized gains (losses) on fund shares:	(44,752)	9,197	21,271	114,386	93,762
Realized gain distributions	—	—	—	104,341	133,443
Net realized gains (losses)	(44,752)	9,197	21,271	218,727	227,205
Change in unrealized gains (losses)	61,577	93,721	370,373	109,792	(94,356)
Net realized and change in
unrealized gains (losses) on investments	16,825	102,918	391,644	328,519	132,849
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$52,437	$100,759	$420,192	$331,286	$141,271

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Putnam VT Global Health Care Fund - Class IB	Putnam VT Government Money Market Fund - Class IB	Putnam VT High Yield Fund - Class IB	Putnam VT Income Fund - Class IB	Putnam VT International Equity Fund - Class IB
ASSETS
Investments, at fair value	$1,791,170	$5,761,311	$1,412,415	$3,006,229	$3,245,385
Total assets	$1,791,170	$5,761,311	$1,412,415	$3,006,229	$3,245,385
NET ASSETS
Accumulation units	$1,737,441	$5,655,833	$1,370,551	$2,909,927	$3,202,639
Contracts in payout (annuitization) period	53,729	105,478	41,864	96,302	42,746
Total net assets	$1,791,170	$5,761,311	$1,412,415	$3,006,229	$3,245,385
FUND SHARE INFORMATION
Number of shares	106,554	5,761,311	246,065	367,061	163,826
Cost of investments	$1,566,177	$5,761,312	$1,511,604	$3,733,485	$2,370,400
UNIT VALUE ⁽¹⁾
Lowest	$42.39	$8.68	$21.37	$13.52	$18.09
Highest	$59.59	$11.32	$35.25	$19.72	$37.11

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Putnam VT Global Health Care Fund - Class IB	Putnam VT Government Money Market Fund - Class IB	Putnam VT High Yield Fund - Class IB	Putnam VT Income Fund - Class IB	Putnam VT International Equity Fund - Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$236,724	$88,094	$146,147	$351
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(22,892)	(86,165)	(17,576)	(38,990)	(39,551)
Administrative expense	(384)	(12,046)	(1,781)	(3,949)	(2,275)
Net investment income (loss)	(23,276)	138,513	68,737	103,208	(41,475)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	234,474	2,062,772	155,730	506,302	510,066
Cost of investments sold	220,280	2,062,772	171,499	646,048	419,300
Realized gains (losses) on fund shares:	14,194	—	(15,769)	(139,746)	90,766
Realized gain distributions	121,635	—	—	—	193,489
Net realized gains (losses)	135,829	—	(15,769)	(139,746)	284,255
Change in unrealized gains (losses)	107,812	—	46,110	207,484	685,850
Net realized and change in
unrealized gains (losses) on investments	243,641	—	30,341	67,738	970,105
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$220,365	$138,513	$99,078	$170,946	$928,630

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Putnam VT International Value Fund - Class IB	Putnam VT Large Cap Growth Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB	Putnam VT Mortgage Securities Fund - Class IB	Putnam VT Research Fund - Class IB
ASSETS
Investments, at fair value	$495,823	$11,011,271	$14,428,173	$685,330	$1,714,424
Total assets	$495,823	$11,011,271	$14,428,173	$685,330	$1,714,424
NET ASSETS
Accumulation units	$474,333	$10,698,159	$13,473,203	$659,568	$1,647,224
Contracts in payout (annuitization) period	21,490	313,112	954,970	25,762	67,200
Total net assets	$495,823	$11,011,271	$14,428,173	$685,330	$1,714,424
FUND SHARE INFORMATION
Number of shares	31,262	626,352	404,264	110,537	36,200
Cost of investments	$348,145	$6,459,391	$9,442,154	$952,530	$755,542
UNIT VALUE ⁽¹⁾
Lowest	$22.63	$32.10	$25.44	$16.36	$42.87
Highest	$27.51	$45.13	$80.08	$18.71	$84.86

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Putnam VT International Value Fund - Class IB	Putnam VT Large Cap Growth Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB	Putnam VT Mortgage Securities Fund - Class IB	Putnam VT Research Fund - Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$6,169	$—	$205,592	$56,260	$9,480
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(6,269)	(136,116)	(180,209)	(8,786)	(21,249)
Administrative expense	—	(2,121)	(5,798)	—	(142)
Net investment income (loss)	(100)	(138,237)	19,585	47,474	(11,911)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	77,962	2,519,677	2,469,774	61,747	228,469
Cost of investments sold	61,153	1,904,254	1,783,327	89,928	109,745
Realized gains (losses) on fund shares:	16,809	615,423	686,447	(28,181)	118,724
Realized gain distributions	4,325	1,010,515	983,451	—	101,459
Net realized gains (losses)	21,134	1,625,938	1,669,898	(28,181)	220,183
Change in unrealized gains (losses)	112,487	(180,245)	712,392	29,916	44,711
Net realized and change in
unrealized gains (losses) on investments	133,621	1,445,693	2,382,290	1,735	264,894
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$133,521	$1,307,456	$2,401,875	$49,209	$252,983

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

	Putnam VT Small Cap Growth Fund - Class IB	Putnam VT Small Cap Value Fund - Class IB	Putnam VT Sustainable Future Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB	Templeton Developing Markets VIP Fund - Class 2
ASSETS
Investments, at fair value	$89,101	$1,588,325	$365,716	$7,825,967	$603,260
Total assets	$89,101	$1,588,325	$365,716	$7,825,967	$603,260
NET ASSETS
Accumulation units	$89,101	$1,581,123	$360,417	$7,514,584	$599,120
Contracts in payout (annuitization) period	—	7,202	5,299	311,383	4,140
Total net assets	$89,101	$1,588,325	$365,716	$7,825,967	$603,260
FUND SHARE INFORMATION
Number of shares	4,135	146,931	24,862	169,027	49,939
Cost of investments	$71,327	$1,737,471	$389,151	$5,415,603	$451,718
UNIT VALUE ⁽¹⁾
Lowest	$62.45	$39.12	$55.12	$26.55	$25.13
Highest	$68.43	$68.84	$60.41	$92.71	$59.99

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Putnam VT Small Cap Growth Fund - Class IB	Putnam VT Small Cap Value Fund - Class IB	Putnam VT Sustainable Future Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB	Templeton Developing Markets VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$313	$11,239	$393	$52,282	$2,953
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(1,266)	(20,895)	(5,196)	(97,306)	(7,207)
Administrative expense	—	(222)	—	(486)	(1,040)
Net investment income (loss)	(953)	(9,878)	(4,803)	(45,510)	(5,294)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,791	235,506	65,737	1,375,329	132,133
Cost of investments sold	1,477	270,173	70,317	992,484	118,641
Realized gains (losses) on fund shares:	314	(34,667)	(4,580)	382,845	13,492
Realized gain distributions	5,440	153,803	57,957	919,777	9,215
Net realized gains (losses)	5,754	119,136	53,377	1,302,622	22,707
Change in unrealized gains (losses)	1,203	(53,536)	(43,075)	(602,397)	182,735
Net realized and change in
unrealized gains (losses) on investments	6,957	65,600	10,302	700,225	205,442
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,004	$55,722	$5,499	$654,715	$200,148

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2025

Templeton Foreign VIP Fund - Class 2
ASSETS
Investments, at fair value	$3,135,445
Total assets	$3,135,445
NET ASSETS
Accumulation units	$3,084,796
Contracts in payout (annuitization) period	50,649
Total net assets	$3,135,445
FUND SHARE INFORMATION
Number of shares	193,307
Cost of investments	$2,658,014
UNIT VALUE ⁽¹⁾
Lowest	$17.50
Highest	$31.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

Templeton Foreign VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$68,841
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(39,364)
Administrative expense	(5,659)
Net investment income (loss)	23,818
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	720,837
Cost of investments sold	651,136
Realized gains (losses) on fund shares:	69,701
Realized gain distributions	192,219
Net realized gains (losses)	261,920
Change in unrealized gains (losses)	450,329
Net realized and change in
unrealized gains (losses) on investments	712,249
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$736,067

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Alliance Bernstein VPS Discovery Value Portfolio - Class B	Alliance Bernstein VPS International Value Portfolio - Class B	Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	Alliance Bernstein VPS Relative Value Portfolio - Class B	Allspring VT Index Asset Allocation Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,856)	$762	$(24,408)	$(11,316)	$(61)
Net realized gains (losses)	42,728	588	165,384	154,836	23,948
Change in unrealized gains (losses)	(35,151)	44,227	(7,869)	(10,757)	(12,526)
Increase (decrease) in net assets from operations	2,721	45,577	133,107	132,763	11,361
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(9,039)	(804)	(34,863)	(124,944)	(70,496)
Contract maintenance charge	(1,843)	(561)	(5,560)	(3,810)	(112)
Transfers among the sub-accounts and with the
Fixed Account - net	1,456	(1,720)	(80,768)	(24,458)	1,137
Increase (decrease) in net assets from contract
transactions	(9,426)	(3,085)	(121,191)	(153,212)	(69,471)
INCREASE (DECREASE) IN NET ASSETS	(6,705)	42,492	11,916	(20,449)	(58,110)
NET ASSETS AT BEGINNING OF PERIOD	393,062	118,680	1,449,041	1,661,005	203,956
NET ASSETS AT END OF PERIOD	$386,357	$161,172	$1,460,957	$1,640,556	$145,846

UNITS OUTSTANDING
Units outstanding at beginning of period	7,605	10,651	23,622	41,013	5,927
Units issued	32	—	431	79	33
Units redeemed	(216)	(219)	(3,829)	(3,684)	(2,111)
Units outstanding at end of period	7,421	10,432	20,224	37,408	3,849

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Allspring VT Opportunity Fund - Class 2	AST Balanced Asset Allocation Portfolio	AST Government Money Market Portfolio	AST International Equity Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(466)	$(350)	$—	$(39)	$(255)
Net realized gains (losses)	4,393	(200)	—	33	9,738
Change in unrealized gains (losses)	(1,827)	2,448	—	743	(7,992)
Increase (decrease) in net assets from operations	2,100	1,898	—	737	1,491
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,420)	(2,567)	—	—	(19,235)
Contract maintenance charge	—	—	—	(4)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	702	(15,809)	—	—	—
Increase (decrease) in net assets from contract
transactions	(718)	(18,376)	—	(4)	(19,247)
INCREASE (DECREASE) IN NET ASSETS	1,382	(16,478)	—	733	(17,756)
NET ASSETS AT BEGINNING OF PERIOD	39,027	32,164	9	2,371	17,756
NET ASSETS AT END OF PERIOD	$40,409	$15,686	$9	$3,104	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	1,546	1,579	2	148	1,170
Units issued	39	899	—	—	—
Units redeemed	(65)	(1,793)	—	—	(1,170)
Units outstanding at end of period	1,520	685	2	148	—
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	AST Large-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Multi-Asset Diversified Portfolio	AST PGIM Aggressive Multi-Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(315)	$(185)	$(362)	$(384)	$(319)
Net realized gains (losses)	118	19	875	20,337	5,188
Change in unrealized gains (losses)	3,518	1,999	1,339	(16,731)	(2,966)
Increase (decrease) in net assets from operations	3,321	1,833	1,852	3,222	1,903
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(1,121)	(29,532)	(2,341)
Contract maintenance charge	(31)	(18)	(30)	(18)	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	2	—	(14,300)
Increase (decrease) in net assets from contract
transactions	(31)	(18)	(1,149)	(29,550)	(16,641)
INCREASE (DECREASE) IN NET ASSETS	3,290	1,815	703	(26,328)	(14,738)
NET ASSETS AT BEGINNING OF PERIOD	21,535	12,676	17,033	26,328	29,170
NET ASSETS AT END OF PERIOD	$24,825	$14,491	$17,736	$—	$14,432

UNITS OUTSTANDING
Units outstanding at beginning of period	337	512	1,319	1,232	1,627
Units issued	—	—	—	—	927
Units redeemed	(1)	(1)	(84)	(1,232)	(1,848)
Units outstanding at end of period	336	511	1,235	—	706
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	AST Preservation Asset Allocation Portfolio	AST Small-Cap Equity Portfolio	BNY Mellon Stock Index Fund, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon VIF, Appreciation Portfolio - Initial Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(941)	$(73)	$(4,690)	$(1,432)	$(643)
Net realized gains (losses)	494	16	205,631	12,620	10,714
Change in unrealized gains (losses)	6,365	373	117,507	8,681	(3,925)
Increase (decrease) in net assets from operations	5,918	316	318,448	19,869	6,146
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(147,391)	(1,347)	(140)
Contract maintenance charge	(60)	(7)	(586)	(88)	(27)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(11,323)	779	97
Increase (decrease) in net assets from contract
transactions	(60)	(7)	(159,300)	(656)	(70)
INCREASE (DECREASE) IN NET ASSETS	5,858	309	159,148	19,213	6,076
NET ASSETS AT BEGINNING OF PERIOD	61,116	5,329	2,122,344	137,864	70,673
NET ASSETS AT END OF PERIOD	$66,974	$5,638	$2,281,492	$157,077	$76,749

UNITS OUTSTANDING
Units outstanding at beginning of period	3,566	147	45,999	4,343	1,638
Units issued	—	—	175	22	2
Units redeemed	(4)	—	(3,572)	(45)	(4)
Units outstanding at end of period	3,562	147	42,602	4,320	1,636
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	BNY Mellon VIF, Government Money Market Portfolio	Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,438	$(18,704)	$(20,887)	$4,889	$100
Net realized gains (losses)	—	352,483	311,119	74,261	(4,688)
Change in unrealized gains (losses)	—	(26,890)	(52,489)	72,478	6,130
Increase (decrease) in net assets from operations	4,438	306,889	237,743	151,628	1,542
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(18,731)	(189,662)	(262,412)	(86,068)	(48,192)
Contract maintenance charge	(184)	(606)	(2,324)	(303)	(63)
Transfers among the sub-accounts and with the
Fixed Account - net	1,702	39,764	42,621	(6,484)	(1)
Increase (decrease) in net assets from contract
transactions	(17,213)	(150,504)	(222,115)	(92,855)	(48,256)
INCREASE (DECREASE) IN NET ASSETS	(12,775)	156,385	15,628	58,773	(46,714)
NET ASSETS AT BEGINNING OF PERIOD	180,747	1,658,433	1,312,381	916,454	57,419
NET ASSETS AT END OF PERIOD	$167,972	$1,814,818	$1,328,009	$975,227	$10,705

UNITS OUTSTANDING
Units outstanding at beginning of period	17,624	23,504	26,780	22,518	3,177
Units issued	212	575	1,235	158	—
Units redeemed	(1,880)	(2,577)	(5,394)	(2,290)	(2,606)
Units outstanding at end of period	15,956	21,502	22,621	20,386	571
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,288	$125	$10,129	$136,080	$38,184
Net realized gains (losses)	(86,218)	1,000	(893)	—	—
Change in unrealized gains (losses)	160,360	1,485	34,353	—	—
Increase (decrease) in net assets from operations	77,430	2,610	43,589	136,080	38,184
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,641,073)	—	(53,577)	(502,162)	(162,319)
Contract maintenance charge	(1,991)	—	(3,534)	(1,773)	(4,490)
Transfers among the sub-accounts and with the
Fixed Account - net	9,257	—	357	157,749	69,084
Increase (decrease) in net assets from contract
transactions	(1,633,807)	—	(56,754)	(346,186)	(97,725)
INCREASE (DECREASE) IN NET ASSETS	(1,556,377)	2,610	(13,165)	(210,106)	(59,541)
NET ASSETS AT BEGINNING OF PERIOD	2,060,637	19,564	586,905	5,233,743	1,777,821
NET ASSETS AT END OF PERIOD	$504,260	$22,174	$573,740	$5,023,637	$1,718,280

UNITS OUTSTANDING
Units outstanding at beginning of period	104,274	849	38,306	502,168	186,128
Units issued	40,938	—	47	113,229	8,331
Units redeemed	(123,639)	—	(3,703)	(146,269)	(18,222)
Units outstanding at end of period	21,573	849	34,650	469,128	176,237
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP Growth & Income Portfolio - Service Class 2	Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(52)	$(6,241)	$(6,593)	$(12,603)	$6,262
Net realized gains (losses)	4,021	12,262	24,715	194,647	(1,348)
Change in unrealized gains (losses)	2,027	89,283	65,673	(14,937)	5,270
Increase (decrease) in net assets from operations	5,996	95,304	83,795	167,107	10,184
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,011)	(2,447)	(45,461)	(62,865)	(8,570)
Contract maintenance charge	(12)	(109)	—	(408)	(44)
Transfers among the sub-accounts and with the
Fixed Account - net	(219)	2,911	694	6,185	153
Increase (decrease) in net assets from contract
transactions	(1,242)	355	(44,767)	(57,088)	(8,461)
INCREASE (DECREASE) IN NET ASSETS	4,754	95,659	39,028	110,019	1,723
NET ASSETS AT BEGINNING OF PERIOD	31,066	468,060	425,759	1,309,920	121,430
NET ASSETS AT END OF PERIOD	$35,820	$563,719	$464,787	$1,419,939	$123,153

UNITS OUTSTANDING
Units outstanding at beginning of period	692	6,262	5,231	25,393	5,544
Units issued	1	33	7	140	7
Units redeemed	(23)	(32)	(462)	(1,318)	(392)
Units outstanding at end of period	670	6,263	4,776	24,215	5,159
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$136	$(1,071)	$(6,174)	$3,097	$(3,817)
Net realized gains (losses)	(4)	79,394	93,197	(19,163)	36,514
Change in unrealized gains (losses)	77	91,262	82,160	27,890	(4,565)
Increase (decrease) in net assets from operations	209	169,585	169,183	11,824	28,132
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(99,182)	(146,223)	(115,374)	(30,027)
Contract maintenance charge	(1)	(341)	(544)	(109)	(408)
Transfers among the sub-accounts and with the
Fixed Account - net	130	(1,737)	84,924	(38,199)	992
Increase (decrease) in net assets from contract
transactions	129	(101,260)	(61,843)	(153,682)	(29,443)
INCREASE (DECREASE) IN NET ASSETS	338	68,325	107,340	(141,858)	(1,311)
NET ASSETS AT BEGINNING OF PERIOD	2,370	1,131,616	1,114,037	275,621	304,518
NET ASSETS AT END OF PERIOD	$2,708	$1,199,941	$1,221,377	$133,763	$303,207

UNITS OUTSTANDING
Units outstanding at beginning of period	117	24,623	23,796	14,109	8,774
Units issued	6	10	1,649	170	59
Units redeemed	—	(2,185)	(2,842)	(7,812)	(959)
Units outstanding at end of period	123	22,448	22,603	6,467	7,874
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin DynaTech VIP Fund - Class 2	Franklin Growth and Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Large Cap Growth VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$26	$(620)	$23,569	$153,605	$(62,775)
Net realized gains (losses)	22,536	(12)	249,164	33,487	860,134
Change in unrealized gains (losses)	(7,997)	5,548	218,361	257,224	(554,285)
Increase (decrease) in net assets from operations	14,565	4,916	491,094	444,316	243,074
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	150	204	2,071
Transfers for contract benefits and terminations	(61,378)	—	(262,938)	(633,041)	(362,717)
Contract maintenance charge	(55)	(180)	(2,077)	(2,708)	(2,491)
Transfers among the sub-accounts and with the
Fixed Account - net	(163)	(1)	(41,569)	99,765	(9,899)
Increase (decrease) in net assets from contract
transactions	(61,596)	(181)	(306,434)	(535,780)	(373,036)
INCREASE (DECREASE) IN NET ASSETS	(47,031)	4,735	184,660	(91,464)	(129,962)
NET ASSETS AT BEGINNING OF PERIOD	98,187	30,896	3,435,147	4,376,891	4,357,802
NET ASSETS AT END OF PERIOD	$51,156	$35,631	$3,619,807	$4,285,427	$4,227,840

UNITS OUTSTANDING
Units outstanding at beginning of period	4,835	663	72,458	169,791	93,570
Units issued	7	—	424	4,393	5,664
Units redeemed	(2,753)	(4)	(6,505)	(24,153)	(13,314)
Units outstanding at end of period	2,089	659	66,377	150,031	85,920
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Goldman Sachs VIT Large Cap Value Fund - Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,962	$13,628	$(8,067)	$12,175	$(86)
Net realized gains (losses)	39,194	255,563	140,174	(6,186)	2,747
Change in unrealized gains (losses)	35,761	(22,584)	(22,272)	28,854	(908)
Increase (decrease) in net assets from operations	76,917	246,607	109,835	34,843	1,753
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	318	—	198	—
Transfers for contract benefits and terminations	(146,227)	(388,799)	(155,162)	(18,718)	—
Contract maintenance charge	(896)	(2,311)	(1,737)	(624)	(49)
Transfers among the sub-accounts and with the
Fixed Account - net	(75)	3,137	(45,240)	10,800	134
Increase (decrease) in net assets from contract
transactions	(147,198)	(387,655)	(202,139)	(8,344)	85
INCREASE (DECREASE) IN NET ASSETS	(70,281)	(141,048)	(92,304)	26,499	1,838
NET ASSETS AT BEGINNING OF PERIOD	398,056	2,772,065	1,996,667	688,787	19,068
NET ASSETS AT END OF PERIOD	$327,775	$2,631,017	$1,904,363	$715,286	$20,906

UNITS OUTSTANDING
Units outstanding at beginning of period	15,923	82,088	34,502	59,902	632
Units issued	37	2,153	1,096	2,003	5
Units redeemed	(5,193)	(13,494)	(4,734)	(2,744)	(1)
Units outstanding at end of period	10,767	70,747	30,864	59,161	636

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(452)	$(547)	$(308)	$(82,781)	$(30,107)
Net realized gains (losses)	7,380	4,375	5,089	919,258	225,696
Change in unrealized gains (losses)	(2,146)	2,957	45	(206,609)	(16,643)
Increase (decrease) in net assets from operations	4,782	6,785	4,826	629,868	178,946
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	4,500	5,780
Transfers for contract benefits and terminations	—	—	—	(678,739)	(22,849)
Contract maintenance charge	(130)	(59)	(70)	(3,552)	(3,156)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(101)	(47)	(52,115)	(491)
Increase (decrease) in net assets from contract
transactions	(131)	(160)	(117)	(729,906)	(20,716)
INCREASE (DECREASE) IN NET ASSETS	4,651	6,625	4,709	(100,038)	158,230
NET ASSETS AT BEGINNING OF PERIOD	65,198	48,069	34,322	6,635,680	1,853,640
NET ASSETS AT END OF PERIOD	$69,849	$54,694	$39,031	$6,535,642	$2,011,870

UNITS OUTSTANDING
Units outstanding at beginning of period	1,819	1,517	724	130,072	32,725
Units issued	—	11	7	1,082	366
Units redeemed	(4)	(13)	(8)	(15,300)	(640)
Units outstanding at end of period	1,815	1,515	723	115,854	32,451
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. American Value Fund - Series I	Invesco V.I. American Value Fund - Series II	Invesco V.I. Comstock Fund - Series I	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Core Equity Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(25,545)	$(26,707)	$1,956	$(8,132)	$(21,880)
Net realized gains (losses)	469,082	340,362	87,826	630,103	371,413
Change in unrealized gains (losses)	53,154	28,212	9,319	43,308	119,601
Increase (decrease) in net assets from operations	496,691	341,867	99,101	665,279	469,134
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,520	—	1,036	1,500
Transfers for contract benefits and terminations	(186,374)	(95,674)	(54,921)	(277,911)	(555,336)
Contract maintenance charge	(1,735)	(5,120)	(260)	(10,120)	(2,295)
Transfers among the sub-accounts and with the
Fixed Account - net	(73,636)	(24,802)	450	(133,086)	(11,047)
Increase (decrease) in net assets from contract
transactions	(261,745)	(123,076)	(54,731)	(420,081)	(567,178)
INCREASE (DECREASE) IN NET ASSETS	234,946	218,791	44,370	245,198	(98,044)
NET ASSETS AT BEGINNING OF PERIOD	2,792,019	1,884,152	658,205	4,588,496	3,413,359
NET ASSETS AT END OF PERIOD	$3,026,965	$2,102,943	$702,575	$4,833,694	$3,315,315

UNITS OUTSTANDING
Units outstanding at beginning of period	120,193	41,001	14,174	108,888	91,709
Units issued	1,719	1,159	46	1,170	376
Units redeemed	(11,334)	(3,433)	(1,071)	(11,158)	(14,474)
Units outstanding at end of period	110,578	38,727	13,149	98,900	77,611
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Core Equity Fund - Series II	Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. Core Plus Bond Fund - Series II	Invesco V.I. Discovery Large Cap Fund - Series I	Invesco V.I. Discovery Large Cap Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(390)	$10,264	$40,407	$(5,127)	$(82,278)
Net realized gains (losses)	2,376	(2,008)	(6,442)	72,612	996,160
Change in unrealized gains (losses)	1,873	11,140	52,740	(23,128)	(344,532)
Increase (decrease) in net assets from operations	3,859	19,396	86,705	44,357	569,350
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,036
Transfers for contract benefits and terminations	—	(36,855)	(513,569)	(67,829)	(768,533)
Contract maintenance charge	(89)	(135)	(2,534)	(189)	(3,944)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	2,228	86,039	(994)	(86,785)
Increase (decrease) in net assets from contract
transactions	(90)	(34,762)	(430,064)	(69,012)	(858,226)
INCREASE (DECREASE) IN NET ASSETS	3,769	(15,366)	(343,359)	(24,655)	(288,876)
NET ASSETS AT BEGINNING OF PERIOD	27,830	356,247	1,924,490	446,856	5,833,759
NET ASSETS AT END OF PERIOD	$31,599	$340,881	$1,581,131	$422,201	$5,544,883

UNITS OUTSTANDING
Units outstanding at beginning of period	837	21,920	194,056	11,517	98,610
Units issued	—	319	38,558	81	4,459
Units redeemed	(2)	(2,404)	(81,656)	(1,829)	(18,436)
Units outstanding at end of period	835	19,835	150,958	9,769	84,633
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Diversified Dividend Fund - Series II	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,171)	$(30,047)	$16,086	$(424)	$3,798
Net realized gains (losses)	94,397	198,709	555,581	69,686	224,509
Change in unrealized gains (losses)	(53,344)	(107,011)	175,712	14,894	6,111
Increase (decrease) in net assets from operations	29,882	61,651	747,379	84,156	234,418
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	180	420	—	—
Transfers for contract benefits and terminations	(151,044)	(86,648)	(354,030)	(24,890)	(256,267)
Contract maintenance charge	(266)	(3,519)	(1,916)	(260)	(451)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,323)	8,947	(58,151)	(28,375)	(39,778)
Increase (decrease) in net assets from contract
transactions	(158,633)	(81,040)	(413,677)	(53,525)	(296,496)
INCREASE (DECREASE) IN NET ASSETS	(128,751)	(19,389)	333,702	30,631	(62,078)
NET ASSETS AT BEGINNING OF PERIOD	892,702	1,991,762	5,481,382	624,220	2,672,467
NET ASSETS AT END OF PERIOD	$763,951	$1,972,373	$5,815,084	$654,851	$2,610,389

UNITS OUTSTANDING
Units outstanding at beginning of period	42,386	56,554	48,240	20,903	223,180
Units issued	58	840	251	59	7,120
Units redeemed	(7,936)	(4,172)	(3,666)	(1,613)	(31,284)
Units outstanding at end of period	34,508	53,222	44,825	19,349	199,016
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	Invesco V.I. Equity and Income Fund - Series I	Invesco V.I. Equity and Income Fund - Series II	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. EQV International Equity Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,369)	$10,631	$4,997	$790	$(218)
Net realized gains (losses)	147,416	89,375	116,477	84,953	3,367
Change in unrealized gains (losses)	9,656	49,331	72,909	21,885	3,120
Increase (decrease) in net assets from operations	150,703	149,337	194,383	107,628	6,269
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,600	—	2,400
Transfers for contract benefits and terminations	(32,594)	(195,065)	(167,986)	(184,373)	(1,190)
Contract maintenance charge	(7,122)	(744)	(2,773)	(359)	—
Transfers among the sub-accounts and with the
Fixed Account - net	906	(778)	10,880	(3,475)	(4)
Increase (decrease) in net assets from contract
transactions	(38,810)	(196,587)	(158,279)	(188,207)	1,206
INCREASE (DECREASE) IN NET ASSETS	111,893	(47,250)	36,104	(80,579)	7,475
NET ASSETS AT BEGINNING OF PERIOD	1,718,954	1,417,642	1,897,991	785,848	43,999
NET ASSETS AT END OF PERIOD	$1,830,847	$1,370,392	$1,934,095	$705,269	$51,474

UNITS OUTSTANDING
Units outstanding at beginning of period	145,918	57,263	58,416	33,357	1,626
Units issued	78	512	1,212	385	78
Units redeemed	(3,227)	(7,702)	(5,938)	(8,532)	(37)
Units outstanding at end of period	142,769	50,073	53,690	25,210	1,667
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Global Core Equity Fund - Series I	Invesco V.I. Global Core Equity Fund - Series II	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$181	$(708)	$(6,697)	$(16,221)	$17,171
Net realized gains (losses)	104,232	16,768	109,384	221,525	(6,735)
Change in unrealized gains (losses)	44,592	10,697	(35,284)	(68,356)	30,390
Increase (decrease) in net assets from operations	149,005	26,757	67,403	136,948	40,826
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(47,046)	(5,866)	(58,161)	(62,186)	(88,120)
Contract maintenance charge	(491)	(350)	(108)	(1,747)	(134)
Transfers among the sub-accounts and with the
Fixed Account - net	(24,068)	13	(484)	8,426	3,507
Increase (decrease) in net assets from contract
transactions	(71,605)	(6,203)	(58,753)	(55,507)	(84,747)
INCREASE (DECREASE) IN NET ASSETS	77,400	20,554	8,650	81,441	(43,921)
NET ASSETS AT BEGINNING OF PERIOD	1,094,376	200,846	550,550	1,061,253	375,615
NET ASSETS AT END OF PERIOD	$1,171,776	$221,400	$559,200	$1,142,694	$331,694

UNITS OUTSTANDING
Units outstanding at beginning of period	24,585	8,163	12,872	17,866	23,915
Units issued	540	—	43	325	450
Units redeemed	(2,036)	(209)	(1,435)	(1,196)	(4,977)
Units outstanding at end of period	23,089	7,954	11,480	16,995	19,388
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Global Strategic Income Fund - Series II	Invesco V.I. Government Money Market Fund - Series I	Invesco V.I. Government Money Market Fund - Series II	Invesco V.I. Government Securities Fund - Series I	Invesco V.I. Growth and Income Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$133,996	$3,791	$—	$5,919	$(7,282)
Net realized gains (losses)	(53,227)	—	—	(7,684)	200,113
Change in unrealized gains (losses)	301,420	—	—	23,779	91,466
Increase (decrease) in net assets from operations	382,189	3,791	—	22,014	284,297
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,683	—	—	—	1,786
Transfers for contract benefits and terminations	(340,892)	(3,566)	—	(79,214)	(181,446)
Contract maintenance charge	(1,573)	(67)	—	(278)	(2,326)
Transfers among the sub-accounts and with the
Fixed Account - net	(184,256)	278	1	4,174	(75,044)
Increase (decrease) in net assets from contract
transactions	(522,038)	(3,355)	1	(75,318)	(257,030)
INCREASE (DECREASE) IN NET ASSETS	(139,849)	436	1	(53,304)	27,267
NET ASSETS AT BEGINNING OF PERIOD	3,742,172	153,582	15	385,634	2,276,919
NET ASSETS AT END OF PERIOD	$3,602,323	$154,018	$16	$332,330	$2,304,186

UNITS OUTSTANDING
Units outstanding at beginning of period	213,807	15,364	2	24,866	48,110
Units issued	5,762	32	—	415	675
Units redeemed	(34,403)	(369)	—	(5,259)	(5,922)
Units outstanding at end of period	185,166	15,027	2	20,022	42,863
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. High Yield Fund - Series I	Invesco V.I. High Yield Fund - Series II	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street Fund® - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,704	$15,059	$(10,821)	$(82,933)	$(4,230)
Net realized gains (losses)	(3,685)	(4,370)	98,677	466,117	41,610
Change in unrealized gains (losses)	2,967	4,325	120,383	577,512	(5,831)
Increase (decrease) in net assets from operations	16,986	15,014	208,239	960,696	31,549
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	11,707	—
Transfers for contract benefits and terminations	(34,072)	(48,996)	(75,383)	(782,601)	(31,856)
Contract maintenance charge	(164)	(1,235)	(808)	(3,322)	(190)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,606)	5,358	5,718	(183,957)	598
Increase (decrease) in net assets from contract
transactions	(35,842)	(44,873)	(70,473)	(958,173)	(31,448)
INCREASE (DECREASE) IN NET ASSETS	(18,856)	(29,859)	137,766	2,523	101
NET ASSETS AT BEGINNING OF PERIOD	340,021	339,058	1,486,319	7,404,952	431,726
NET ASSETS AT END OF PERIOD	$321,165	$309,199	$1,624,085	$7,407,475	$431,827

UNITS OUTSTANDING
Units outstanding at beginning of period	13,823	15,762	37,064	135,594	10,188
Units issued	65	307	159	2,807	7
Units redeemed	(1,444)	(2,142)	(1,848)	(19,525)	(716)
Units outstanding at end of period	12,444	13,927	35,375	118,876	9,479
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Main Street Mid Cap Fund® - Series II	Invesco V.I. Main Street Small Cap Fund® - Series I	Invesco V.I. Main Street Small Cap Fund® - Series II	Invesco V.I. Technology Fund - Series I	Invesco V.I. Technology Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(773)	$(2,702)	$(27,083)	$(7,377)	$(4,510)
Net realized gains (losses)	4,985	47,515	274,925	70,556	40,990
Change in unrealized gains (losses)	(838)	(22,304)	(105,424)	28,765	15,088
Increase (decrease) in net assets from operations	3,374	22,509	142,418	91,944	51,568
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,400	—	120	—	1,600
Transfers for contract benefits and terminations	—	(57,316)	(166,222)	(40,765)	—
Contract maintenance charge	—	(82)	(1,304)	(211)	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	3,492	7,574	567	—
Increase (decrease) in net assets from contract
transactions	2,400	(53,906)	(159,832)	(40,409)	1,600
INCREASE (DECREASE) IN NET ASSETS	5,774	(31,397)	(17,414)	51,535	53,168
NET ASSETS AT BEGINNING OF PERIOD	47,684	359,567	2,215,211	527,980	281,397
NET ASSETS AT END OF PERIOD	$53,458	$328,170	$2,197,797	$579,515	$334,565

UNITS OUTSTANDING
Units outstanding at beginning of period	1,383	6,779	33,803	8,679	5,012
Units issued	63	79	878	19	25
Units redeemed	—	(1,094)	(3,389)	(683)	—
Units outstanding at end of period	1,446	5,764	31,292	8,015	5,037
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Lord Abbett Bond Debenture Portfolio - Class VC	Lord Abbett Fundamental Equity Portfolio - Class VC	Lord Abbett Growth and Income Portfolio - Class VC	Lord Abbett Growth Opportunities Portfolio - Class VC	Lord Abbett Mid Cap Stock Portfolio - Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$72,522	$(7,196)	$(7,730)	$(11,859)	$(16,953)
Net realized gains (losses)	(13,483)	81,923	104,498	133,444	144,355
Change in unrealized gains (losses)	48,434	8,933	29,136	(20,847)	(49,547)
Increase (decrease) in net assets from operations	107,473	83,660	125,904	100,738	77,855
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,036	—	—	—	—
Transfers for contract benefits and terminations	(131,467)	(51,898)	(21,916)	(72,568)	(145,247)
Contract maintenance charge	(914)	(399)	(1,574)	(851)	(382)
Transfers among the sub-accounts and with the
Fixed Account - net	(8,822)	(5,898)	(1,568)	(21,415)	(11,123)
Increase (decrease) in net assets from contract
transactions	(140,167)	(58,195)	(25,058)	(94,834)	(156,752)
INCREASE (DECREASE) IN NET ASSETS	(32,694)	25,465	100,846	5,904	(78,897)
NET ASSETS AT BEGINNING OF PERIOD	1,681,533	706,720	826,280	808,596	1,571,306
NET ASSETS AT END OF PERIOD	$1,648,839	$732,185	$927,126	$814,500	$1,492,409

UNITS OUTSTANDING
Units outstanding at beginning of period	77,197	18,909	25,108	17,609	52,905
Units issued	2,391	1,737	446	1,495	1,046
Units redeemed	(8,724)	(3,380)	(1,186)	(3,192)	(6,432)
Units outstanding at end of period	70,864	17,266	24,368	15,912	47,519

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	LVIP Nomura SMID Cap Core Fund - Standard Class	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT Total Return Bond Series - Initial Class	MFS® VIT II High Yield Portfolio - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,315)	$615	$(2,535)	$2,828	$4,307
Net realized gains (losses)	10,601	69,782	(2,374)	(3,902)	(2,105)
Change in unrealized gains (losses)	17,372	(51,035)	27,335	8,328	3,492
Increase (decrease) in net assets from operations	25,658	19,362	22,426	7,254	5,694
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(6,796)	(562)	(9,749)	(88,559)	(15,344)
Contract maintenance charge	(61)	(69)	(56)	(30)	(20)
Transfers among the sub-accounts and with the
Fixed Account - net	2,438	76	412	1	6
Increase (decrease) in net assets from contract
transactions	(4,419)	(555)	(9,393)	(88,588)	(15,358)
INCREASE (DECREASE) IN NET ASSETS	21,239	18,807	13,033	(81,334)	(9,664)
NET ASSETS AT BEGINNING OF PERIOD	347,468	160,185	203,317	182,474	90,413
NET ASSETS AT END OF PERIOD	$368,707	$178,992	$216,350	$101,140	$80,749

UNITS OUTSTANDING
Units outstanding at beginning of period	7,934	3,984	5,886	8,892	3,618
Units issued	53	2	20	—	1
Units redeemed	(157)	(16)	(292)	(4,235)	(608)
Units outstanding at end of period	7,830	3,970	5,614	4,657	3,011
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Discovery Portfolio - Class II	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,338)	$(23,653)	$90,281	$(942)	$(136)
Net realized gains (losses)	(27,843)	(25,388)	(21,773)	4,246	608
Change in unrealized gains (losses)	87,837	239,589	20,920	20,904	3,211
Increase (decrease) in net assets from operations	55,656	190,548	89,428	24,208	3,683
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,285)	(81,081)	(41,100)	(5,150)	—
Contract maintenance charge	(360)	(5,561)	(133)	(66)	(50)
Transfers among the sub-accounts and with the
Fixed Account - net	55,081	(993)	(14,274)	180	(717)
Increase (decrease) in net assets from contract
transactions	53,436	(87,635)	(55,507)	(5,036)	(767)
INCREASE (DECREASE) IN NET ASSETS	109,092	102,913	33,921	19,172	2,916
NET ASSETS AT BEGINNING OF PERIOD	324,379	1,693,338	689,427	79,766	12,066
NET ASSETS AT END OF PERIOD	$433,471	$1,796,251	$723,348	$98,938	$14,982

UNITS OUTSTANDING
Units outstanding at beginning of period	4,602	28,954	24,560	2,826	312
Units issued	2,287	1,981	497	6	—
Units redeemed	(1,350)	(3,373)	(2,346)	(150)	(16)
Units outstanding at end of period	5,539	27,562	22,711	2,682	296
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Morgan Stanley VIF Global Strategist Portfolio - Class I	Morgan Stanley VIF Global Strategist Portfolio - Class II	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II	Nomura VIP Small Cap Value Series - Standard Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(16,126)	$(2,574)	$(143,229)	$(42,255)	$266
Net realized gains (losses)	49,443	5,915	92,746	17,348	57,071
Change in unrealized gains (losses)	141,598	20,522	2,960,628	723,370	(16,236)
Increase (decrease) in net assets from operations	174,915	23,863	2,910,145	698,463	41,101
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	780	—	—
Transfers for contract benefits and terminations	(121,270)	(1,217)	(989,273)	(64,292)	(79,884)
Contract maintenance charge	(560)	(261)	(3,207)	(8,142)	(293)
Transfers among the sub-accounts and with the
Fixed Account - net	(33,621)	(556)	47,006	(44,029)	7,807
Increase (decrease) in net assets from contract
transactions	(155,451)	(2,034)	(944,694)	(116,463)	(72,370)
INCREASE (DECREASE) IN NET ASSETS	19,464	21,829	1,965,451	582,000	(31,269)
NET ASSETS AT BEGINNING OF PERIOD	1,139,062	154,236	8,588,293	2,107,186	650,817
NET ASSETS AT END OF PERIOD	$1,158,526	$176,065	$10,553,744	$2,689,186	$619,548

UNITS OUTSTANDING
Units outstanding at beginning of period	56,353	8,133	115,561	55,415	8,675
Units issued	86	2	2,035	120	103
Units redeemed	(7,481)	(85)	(12,882)	(1,055)	(1,046)
Units outstanding at end of period	48,958	8,050	104,714	54,480	7,732
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	PIMCO VIT Real Return Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Advisor Class	Putnam VT Core Equity Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$22	$315	$867	$1,052	$(50,195)
Net realized gains (losses)	(24)	(17)	(133)	(1,095)	638,670
Change in unrealized gains (losses)	292	441	2,333	3,030	200,812
Increase (decrease) in net assets from operations	290	739	3,067	2,987	789,287
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(6,725)	(6,302)	(505,710)
Contract maintenance charge	(3)	(17)	(74)	(148)	(1,790)
Transfers among the sub-accounts and with the
Fixed Account - net	1	12	1,335	387	(4,022)
Increase (decrease) in net assets from contract
transactions	(2)	(5)	(5,464)	(6,063)	(511,522)
INCREASE (DECREASE) IN NET ASSETS	288	734	(2,397)	(3,076)	277,765
NET ASSETS AT BEGINNING OF PERIOD	1,722	5,609	49,441	43,903	5,474,189
NET ASSETS AT END OF PERIOD	$2,010	$6,343	$47,044	$40,827	$5,751,954

UNITS OUTSTANDING
Units outstanding at beginning of period	249	320	3,503	3,025	140,333
Units issued	—	1	178	15	1,171
Units redeemed	—	(2)	(537)	(411)	(12,718)
Units outstanding at end of period	249	319	3,144	2,629	128,786
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Putnam VT Diversified Income Fund - Class IB	Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Focused International Equity Fund - Class IB	Putnam VT George Putnam Balanced Fund - Class IB	Putnam VT Global Asset Allocation Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$35,612	$(2,159)	$28,548	$2,767	$8,422
Net realized gains (losses)	(44,752)	9,197	21,271	218,727	227,205
Change in unrealized gains (losses)	61,577	93,721	370,373	109,792	(94,356)
Increase (decrease) in net assets from operations	52,437	100,759	420,192	331,286	141,271
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	480	480	—	—
Transfers for contract benefits and terminations	(92,630)	(30,505)	(212,394)	(307,724)	(203,567)
Contract maintenance charge	(93)	(172)	(466)	(1,827)	(675)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,168)	(3,585)	(2,623)	23,845	(196,472)
Increase (decrease) in net assets from contract
transactions	(109,891)	(33,782)	(215,003)	(285,706)	(400,714)
INCREASE (DECREASE) IN NET ASSETS	(57,454)	66,977	205,189	45,580	(259,443)
NET ASSETS AT BEGINNING OF PERIOD	769,653	329,063	1,308,699	2,822,660	1,320,627
NET ASSETS AT END OF PERIOD	$712,199	$396,040	$1,513,888	$2,868,240	$1,061,184

UNITS OUTSTANDING
Units outstanding at beginning of period	38,130	17,329	70,932	95,530	40,706
Units issued	704	373	1,267	1,050	355
Units redeemed	(5,914)	(1,922)	(10,955)	(10,255)	(12,114)
Units outstanding at end of period	32,920	15,780	61,244	86,325	28,947
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Putnam VT Global Health Care Fund - Class IB	Putnam VT Government Money Market Fund - Class IB	Putnam VT High Yield Fund - Class IB	Putnam VT Income Fund - Class IB	Putnam VT International Equity Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,276)	$138,513	$68,737	$103,208	$(41,475)
Net realized gains (losses)	135,829	—	(15,769)	(139,746)	284,255
Change in unrealized gains (losses)	107,812	—	46,110	207,484	685,850
Increase (decrease) in net assets from operations	220,365	138,513	99,078	170,946	928,630
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,827	—	3,107	570
Transfers for contract benefits and terminations	(155,976)	(1,825,942)	(108,555)	(248,796)	(313,796)
Contract maintenance charge	(859)	(15,986)	(822)	(2,103)	(2,102)
Transfers among the sub-accounts and with the
Fixed Account - net	2,207	437,581	13,280	(54,871)	(141,280)
Increase (decrease) in net assets from contract
transactions	(154,628)	(1,400,520)	(96,097)	(302,663)	(456,608)
INCREASE (DECREASE) IN NET ASSETS	65,737	(1,262,007)	2,981	(131,717)	472,022
NET ASSETS AT BEGINNING OF PERIOD	1,725,433	7,023,318	1,409,434	3,137,946	2,773,363
NET ASSETS AT END OF PERIOD	$1,791,170	$5,761,311	$1,412,415	$3,006,229	$3,245,385

UNITS OUTSTANDING
Units outstanding at beginning of period	36,325	734,744	46,501	194,163	135,044
Units issued	1,141	57,260	1,334	9,941	695
Units redeemed	(4,137)	(207,641)	(4,422)	(28,325)	(18,399)
Units outstanding at end of period	33,329	584,363	43,413	175,779	117,340
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Putnam VT International Value Fund - Class IB	Putnam VT Large Cap Growth Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB	Putnam VT Mortgage Securities Fund - Class IB	Putnam VT Research Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(100)	$(138,237)	$19,585	$47,474	$(11,911)
Net realized gains (losses)	21,134	1,625,938	1,669,898	(28,181)	220,183
Change in unrealized gains (losses)	112,487	(180,245)	712,392	29,916	44,711
Increase (decrease) in net assets from operations	133,521	1,307,456	2,401,875	49,209	252,983
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	720	1,606	90	150
Transfers for contract benefits and terminations	(52,505)	(1,276,966)	(1,897,274)	(42,466)	(185,840)
Contract maintenance charge	(113)	(4,061)	(4,885)	(307)	(676)
Transfers among the sub-accounts and with the
Fixed Account - net	(13,945)	(29,535)	(227,608)	19,137	(2,869)
Increase (decrease) in net assets from contract
transactions	(66,563)	(1,309,842)	(2,128,161)	(23,546)	(189,235)
INCREASE (DECREASE) IN NET ASSETS	66,958	(2,386)	273,714	25,663	63,748
NET ASSETS AT BEGINNING OF PERIOD	428,865	11,013,657	14,154,459	659,667	1,650,676
NET ASSETS AT END OF PERIOD	$495,823	$11,011,271	$14,428,173	$685,330	$1,714,424

UNITS OUTSTANDING
Units outstanding at beginning of period	21,285	342,216	230,354	38,658	34,688
Units issued	238	32,263	3,440	1,795	487
Units redeemed	(2,921)	(71,193)	(36,847)	(3,083)	(4,289)
Units outstanding at end of period	18,602	303,286	196,947	37,370	30,886
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Putnam VT Small Cap Growth Fund - Class IB	Putnam VT Small Cap Value Fund - Class IB	Putnam VT Sustainable Future Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB	Templeton Developing Markets VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(953)	$(9,878)	$(4,803)	$(45,510)	$(5,294)
Net realized gains (losses)	5,754	119,136	53,377	1,302,622	22,707
Change in unrealized gains (losses)	1,203	(53,536)	(43,075)	(602,397)	182,735
Increase (decrease) in net assets from operations	6,004	55,722	5,499	654,715	200,148
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	—	180	660
Transfers for contract benefits and terminations	(528)	(179,806)	(33,987)	(1,065,483)	(67,693)
Contract maintenance charge	—	(555)	(82)	(2,837)	(327)
Transfers among the sub-accounts and with the
Fixed Account - net	108	(27,165)	(26,087)	(63,561)	(33,362)
Increase (decrease) in net assets from contract
transactions	(420)	(207,286)	(60,156)	(1,131,701)	(100,722)
INCREASE (DECREASE) IN NET ASSETS	5,584	(151,564)	(54,657)	(476,986)	99,426
NET ASSETS AT BEGINNING OF PERIOD	83,517	1,739,889	420,373	8,302,953	503,834
NET ASSETS AT END OF PERIOD	$89,101	$1,588,325	$365,716	$7,825,967	$603,260

UNITS OUTSTANDING
Units outstanding at beginning of period	1,382	29,037	7,143	187,221	13,483
Units issued	2	177	7	3,430	514
Units redeemed	(9)	(3,509)	(1,006)	(28,625)	(2,772)
Units outstanding at end of period	1,375	25,705	6,144	162,026	11,225
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

Templeton Foreign VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$23,818
Net realized gains (losses)	261,920
Change in unrealized gains (losses)	450,329
Increase (decrease) in net assets from operations	736,067
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60
Transfers for contract benefits and terminations	(396,835)
Contract maintenance charge	(3,405)
Transfers among the sub-accounts and with the
Fixed Account - net	(200,832)
Increase (decrease) in net assets from contract
transactions	(601,012)
INCREASE (DECREASE) IN NET ASSETS	135,055
NET ASSETS AT BEGINNING OF PERIOD	3,000,390
NET ASSETS AT END OF PERIOD	$3,135,445

UNITS OUTSTANDING
Units outstanding at beginning of period	136,845
Units issued	2,958
Units redeemed	(27,251)
Units outstanding at end of period	112,552

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Alliance Bernstein VPS Discovery Value Portfolio - Class B	Alliance Bernstein VPS International Value Portfolio - Class B	Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	Alliance Bernstein VPS Relative Value Portfolio - Class B	Allspring VT Index Asset Allocation Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,878)	$605	$(25,911)	$(5,522)	$120
Net realized gains (losses)	21,719	(734)	133,668	80,869	12,941
Change in unrealized gains (losses)	12,528	4,880	194,315	94,380	11,108
Increase (decrease) in net assets from operations	29,369	4,751	302,072	169,727	24,169
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(17,176)	(7,689)	(91,662)	(72,840)	(816)
Contract maintenance charge	(2,205)	(519)	(6,067)	(4,119)	(144)
Transfers among the sub-accounts and with the
Fixed Account - net	(12,519)	(9,816)	(76,682)	(26,482)	290
Increase (decrease) in net assets from contract
transactions	(31,900)	(18,024)	(174,411)	(103,441)	(670)
INCREASE (DECREASE) IN NET ASSETS	(2,531)	(13,273)	127,661	66,286	23,499
NET ASSETS AT BEGINNING OF PERIOD	395,593	131,953	1,321,380	1,594,719	180,457
NET ASSETS AT END OF PERIOD	$393,062	$118,680	$1,449,041	$1,661,005	$203,956

UNITS OUTSTANDING
Units outstanding at beginning of period	8,219	12,154	27,999	43,677	5,949
Units issued	44	62	2,518	765	12
Units redeemed	(658)	(1,565)	(6,895)	(3,429)	(34)
Units outstanding at end of period	7,605	10,651	23,622	41,013	5,927
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Allspring VT Opportunity Fund - Class 2	AST Balanced Asset Allocation Portfolio*	AST Government Money Market Portfolio	AST International Equity Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(462)	$(38)	$7	$(34)	$(307)
Net realized gains (losses)	4,411	(1)	—	27	141
Change in unrealized gains (losses)	943	(1,079)	—	99	909
Increase (decrease) in net assets from operations	4,892	(1,118)	7	92	743
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,601)	—	(38,807)	—	—
Contract maintenance charge	—	—	—	(3)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	(653)	33,282	36,058	—	(1)
Increase (decrease) in net assets from contract
transactions	(2,254)	33,282	(2,749)	(3)	(13)
INCREASE (DECREASE) IN NET ASSETS	2,638	32,164	(2,742)	89	730
NET ASSETS AT BEGINNING OF PERIOD	36,389	—	2,751	2,282	17,026
NET ASSETS AT END OF PERIOD	$39,027	$32,164	$9	$2,371	$17,756

UNITS OUTSTANDING
Units outstanding at beginning of period	1,638	—	289	148	1,170
Units issued	14	1,579	2	—	—
Units redeemed	(106)	—	(289)	—	—
Units outstanding at end of period	1,546	1,579	2	148	1,170

* (Fund commenced operations December 6, 2024) (On December 6, 2024, AST T. Rowe Price Asset Allocation Portfolio merged into AST Balanced Asset Allocation Portfolio).

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	AST Large-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Multi-Asset Diversified Portfolio	AST PGIM Aggressive Multi-Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(203)	$(69)	$(363)	$(449)	$(569)
Net realized gains (losses)	87	11	789	291	4,332
Change in unrealized gains (losses)	3,356	137	499	2,349	(302)
Increase (decrease) in net assets from operations	3,240	79	925	2,191	3,461
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(1,076)	—	(3,439)
Contract maintenance charge	(22)	(6)	(30)	(18)	—
Transfers among the sub-accounts and with the
Fixed Account - net	6,204	8,446	—	1	(15,148)
Increase (decrease) in net assets from contract
transactions	6,182	8,440	(1,106)	(17)	(18,587)
INCREASE (DECREASE) IN NET ASSETS	9,422	8,519	(181)	2,174	(15,126)
NET ASSETS AT BEGINNING OF PERIOD	12,113	4,157	17,214	24,154	44,296
NET ASSETS AT END OF PERIOD	$21,535	$12,676	$17,033	$26,328	$29,170

UNITS OUTSTANDING
Units outstanding at beginning of period	243	182	1,406	1,233	2,761
Units issued	94	330	—	—	514
Units redeemed	—	—	(87)	(1)	(1,648)
Units outstanding at end of period	337	512	1,319	1,232	1,627
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	AST Preservation Asset Allocation Portfolio	AST Small-Cap Equity Portfolio	BNY Mellon Stock Index Fund, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon VIF, Appreciation Portfolio - Initial Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(891)	$(72)	$(1,789)	$(950)	$(831)
Net realized gains (losses)	431	11	160,420	2,476	9,732
Change in unrealized gains (losses)	4,034	683	245,041	24,918	3,619
Increase (decrease) in net assets from operations	3,574	622	403,672	26,444	12,520
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	500	—
Transfers for contract benefits and terminations	—	—	(61,584)	(3,073)	(48,069)
Contract maintenance charge	(60)	(8)	(632)	(88)	(28)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(1,537)	6	—
Increase (decrease) in net assets from contract
transactions	(60)	(8)	(63,753)	(2,655)	(48,097)
INCREASE (DECREASE) IN NET ASSETS	3,514	614	339,919	23,789	(35,577)
NET ASSETS AT BEGINNING OF PERIOD	57,602	4,715	1,782,425	114,075	106,250
NET ASSETS AT END OF PERIOD	$61,116	$5,329	$2,122,344	$137,864	$70,673

UNITS OUTSTANDING
Units outstanding at beginning of period	3,570	147	47,558	4,432	2,743
Units issued	—	—	5	16	—
Units redeemed	(4)	—	(1,564)	(105)	(1,105)
Units outstanding at end of period	3,566	147	45,999	4,343	1,638
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	BNY Mellon VIF, Government Money Market Portfolio	Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,224	$(16,715)	$(28,709)	$4,421	$1,053
Net realized gains (losses)	—	229,122	488,705	73,151	(242)
Change in unrealized gains (losses)	—	204,300	12,483	43,108	1,194
Increase (decrease) in net assets from operations	6,224	416,707	472,479	120,680	2,005
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	375	250	—	—	—
Transfers for contract benefits and terminations	(11,735)	(79,072)	(689,721)	(99,822)	(1,358)
Contract maintenance charge	(196)	(647)	(2,456)	(331)	(64)
Transfers among the sub-accounts and with the
Fixed Account - net	1,911	(13,358)	(62,677)	773	—
Increase (decrease) in net assets from contract
transactions	(9,645)	(92,827)	(754,854)	(99,380)	(1,422)
INCREASE (DECREASE) IN NET ASSETS	(3,421)	323,880	(282,375)	21,300	583
NET ASSETS AT BEGINNING OF PERIOD	184,168	1,334,553	1,594,756	895,154	56,836
NET ASSETS AT END OF PERIOD	$180,747	$1,658,433	$1,312,381	$916,454	$57,419

UNITS OUTSTANDING
Units outstanding at beginning of period	18,573	25,016	43,991	25,054	3,253
Units issued	225	11	528	40	3
Units redeemed	(1,174)	(1,523)	(17,739)	(2,576)	(79)
Units outstanding at end of period	17,624	23,504	26,780	22,518	3,177
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$18,984	$84	$12,569	$116,331	$48,580
Net realized gains (losses)	53,862	130	(2,422)	—	—
Change in unrealized gains (losses)	38,131	1,133	6,934	—	—
Increase (decrease) in net assets from operations	110,977	1,347	17,081	116,331	48,580
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(52,518)	—	(28,200)	(231,640)	(83,970)
Contract maintenance charge	(2,267)	(7)	(3,718)	(1,598)	(4,953)
Transfers among the sub-accounts and with the
Fixed Account - net	944	1	24,803	2,095,731	247,516
Increase (decrease) in net assets from contract
transactions	(53,841)	(6)	(7,115)	1,862,493	158,593
INCREASE (DECREASE) IN NET ASSETS	57,136	1,341	9,966	1,978,824	207,173
NET ASSETS AT BEGINNING OF PERIOD	2,003,501	18,223	576,939	3,254,919	1,570,648
NET ASSETS AT END OF PERIOD	$2,060,637	$19,564	$586,905	$5,233,743	$1,777,821

UNITS OUTSTANDING
Units outstanding at beginning of period	107,003	849	38,668	324,014	169,968
Units issued	47	—	1,709	226,580	27,222
Units redeemed	(2,776)	—	(2,071)	(48,426)	(11,062)
Units outstanding at end of period	104,274	849	38,306	502,168	186,128
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP Growth & Income Portfolio - Service Class 2	Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(132)	$(5,775)	$(5,899)	$(16,292)	$5,635
Net realized gains (losses)	5,959	47,776	12,297	462,731	(7,246)
Change in unrealized gains (losses)	405	103,415	117,592	(111,833)	10,178
Increase (decrease) in net assets from operations	6,232	145,416	123,990	334,606	8,567
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(8,636)	(108,928)	(25,546)	(474,345)	(1,920)
Contract maintenance charge	(38)	(119)	—	(465)	(45)
Transfers among the sub-accounts and with the
Fixed Account - net	(350)	(1,670)	(42,736)	(2,005)	(33,642)
Increase (decrease) in net assets from contract
transactions	(9,024)	(110,717)	(68,282)	(476,815)	(35,607)
INCREASE (DECREASE) IN NET ASSETS	(2,792)	34,699	55,708	(142,209)	(27,040)
NET ASSETS AT BEGINNING OF PERIOD	33,858	433,361	370,051	1,452,129	148,470
NET ASSETS AT END OF PERIOD	$31,066	$468,060	$425,759	$1,309,920	$121,430

UNITS OUTSTANDING
Units outstanding at beginning of period	919	7,952	6,172	36,629	7,294
Units issued	—	6	180	31	108
Units redeemed	(227)	(1,696)	(1,121)	(11,267)	(1,858)
Units outstanding at end of period	692	6,262	5,231	25,393	5,544
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$106	$(1)	$(4,871)	$6,298	$(3,498)
Net realized gains (losses)	(193)	89,317	236,265	(2,934)	42,119
Change in unrealized gains (losses)	253	137,743	16,026	(3,196)	2,982
Increase (decrease) in net assets from operations	166	227,059	247,420	168	41,603
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(956)	(128,926)	(480,298)	(18,409)	(9,107)
Contract maintenance charge	(1)	(361)	(1,306)	(106)	(454)
Transfers among the sub-accounts and with the
Fixed Account - net	64	(4,857)	1,943	49,001	(1,108)
Increase (decrease) in net assets from contract
transactions	(893)	(134,144)	(479,661)	30,486	(10,669)
INCREASE (DECREASE) IN NET ASSETS	(727)	92,915	(232,241)	30,654	30,934
NET ASSETS AT BEGINNING OF PERIOD	3,097	1,038,701	1,346,278	244,967	273,584
NET ASSETS AT END OF PERIOD	$2,370	$1,131,616	$1,114,037	$275,621	$304,518

UNITS OUTSTANDING
Units outstanding at beginning of period	168	27,877	35,324	12,605	9,115
Units issued	5	—	432	2,437	129
Units redeemed	(56)	(3,254)	(11,960)	(933)	(470)
Units outstanding at end of period	117	24,623	23,796	14,109	8,774
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin DynaTech VIP Fund - Class 2	Franklin Growth and Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Large Cap Growth VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$253	$(543)	$28,803	$169,395	$(67,674)
Net realized gains (losses)	15,968	(217)	(164,321)	(19,083)	625,025
Change in unrealized gains (losses)	(10,357)	7,540	684,249	102,730	436,753
Increase (decrease) in net assets from operations	5,864	6,780	548,731	253,042	994,104
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	150	204	—
Transfers for contract benefits and terminations	(37,420)	—	(799,308)	(700,129)	(701,617)
Contract maintenance charge	(68)	(339)	(2,791)	(3,678)	(3,066)
Transfers among the sub-accounts and with the
Fixed Account - net	(123)	78	(53,171)	(181,239)	(304,036)
Increase (decrease) in net assets from contract
transactions	(37,611)	(261)	(855,120)	(884,842)	(1,008,719)
INCREASE (DECREASE) IN NET ASSETS	(31,747)	6,519	(306,389)	(631,800)	(14,615)
NET ASSETS AT BEGINNING OF PERIOD	129,934	24,377	3,741,536	5,008,691	4,372,417
NET ASSETS AT END OF PERIOD	$98,187	$30,896	$3,435,147	$4,376,891	$4,357,802

UNITS OUTSTANDING
Units outstanding at beginning of period	6,641	669	91,559	205,886	116,535
Units issued	16	2	605	1,984	1,927
Units redeemed	(1,822)	(8)	(19,706)	(38,079)	(24,892)
Units outstanding at end of period	4,835	663	72,458	169,791	93,570
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Goldman Sachs VIT Large Cap Value Fund - Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(762)	$10,536	$(13,004)	$14,901	$(35)
Net realized gains (losses)	52,198	48,059	14,197	(41,463)	2,138
Change in unrealized gains (losses)	(27,650)	255,374	202,690	30,425	557
Increase (decrease) in net assets from operations	23,786	313,969	203,883	3,863	2,660
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	501	—	254	—
Transfers for contract benefits and terminations	(192,918)	(996,950)	(539,655)	(433,074)	(1,499)
Contract maintenance charge	(1,211)	(3,598)	(2,248)	(714)	(48)
Transfers among the sub-accounts and with the
Fixed Account - net	7,105	(4,194)	(1,056)	59,833	(115)
Increase (decrease) in net assets from contract
transactions	(187,024)	(1,004,241)	(542,959)	(373,701)	(1,662)
INCREASE (DECREASE) IN NET ASSETS	(163,238)	(690,272)	(339,076)	(369,838)	998
NET ASSETS AT BEGINNING OF PERIOD	561,294	3,462,337	2,335,743	1,058,625	18,070
NET ASSETS AT END OF PERIOD	$398,056	$2,772,065	$1,996,667	$688,787	$19,068

UNITS OUTSTANDING
Units outstanding at beginning of period	23,591	112,706	43,942	92,161	694
Units issued	306	1,320	689	6,126	1
Units redeemed	(7,974)	(31,938)	(10,129)	(38,385)	(63)
Units outstanding at end of period	15,923	82,088	34,502	59,902	632

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(554)	$(416)	$(397)	$(81,523)	$(27,489)
Net realized gains (losses)	3,805	3,886	8,467	303,897	41,067
Change in unrealized gains (losses)	2,843	3,619	799	1,570,959	461,717
Increase (decrease) in net assets from operations	6,094	7,089	8,869	1,793,333	475,295
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	5,375	9,840
Transfers for contract benefits and terminations	—	(2,114)	(12,563)	(902,161)	(61,691)
Contract maintenance charge	(139)	(59)	(125)	(3,873)	(3,329)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(203)	(558)	(116,166)	(72,012)
Increase (decrease) in net assets from contract
transactions	(140)	(2,376)	(13,246)	(1,016,825)	(127,192)
INCREASE (DECREASE) IN NET ASSETS	5,954	4,713	(4,377)	776,508	348,103
NET ASSETS AT BEGINNING OF PERIOD	59,244	43,356	38,699	5,859,172	1,505,537
NET ASSETS AT END OF PERIOD	$65,198	$48,069	$34,322	$6,635,680	$1,853,640

UNITS OUTSTANDING
Units outstanding at beginning of period	1,823	1,599	1,048	157,521	34,638
Units issued	—	2	1	286	337
Units redeemed	(4)	(84)	(325)	(27,735)	(2,250)
Units outstanding at end of period	1,819	1,517	724	130,072	32,725
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. American Value Fund - Series I	Invesco V.I. American Value Fund - Series II	Invesco V.I. Comstock Fund - Series I	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Core Equity Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,512)	$(17,786)	$1,763	$(9,941)	$(19,930)
Net realized gains (losses)	57,231	89,056	124,896	589,045	337,488
Change in unrealized gains (losses)	604,376	399,368	(40,754)	17,998	381,300
Increase (decrease) in net assets from operations	651,095	470,638	85,905	597,102	698,858
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4,316	—	—	1,875
Transfers for contract benefits and terminations	(303,029)	(342,640)	(83,534)	(870,839)	(363,256)
Contract maintenance charge	(2,088)	(5,157)	(379)	(11,000)	(2,422)
Transfers among the sub-accounts and with the
Fixed Account - net	12,786	(105,731)	(244,833)	(9,694)	(48,918)
Increase (decrease) in net assets from contract
transactions	(292,331)	(449,212)	(328,746)	(891,533)	(412,721)
INCREASE (DECREASE) IN NET ASSETS	358,764	21,426	(242,841)	(294,431)	286,137
NET ASSETS AT BEGINNING OF PERIOD	2,433,255	1,862,726	901,046	4,882,927	3,127,222
NET ASSETS AT END OF PERIOD	$2,792,019	$1,884,152	$658,205	$4,588,496	$3,413,359

UNITS OUTSTANDING
Units outstanding at beginning of period	135,526	50,987	21,464	132,390	105,135
Units issued	1,245	783	36	821	797
Units redeemed	(16,578)	(10,769)	(7,326)	(24,323)	(14,223)
Units outstanding at end of period	120,193	41,001	14,174	108,888	91,709
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Core Equity Fund - Series II	Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. Core Plus Bond Fund - Series II	Invesco V.I. Discovery Large Cap Fund - Series I	Invesco V.I. Discovery Large Cap Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(328)	$8,403	$37,720	$(5,951)	$(85,112)
Net realized gains (losses)	2,312	(2,148)	(970)	61,449	212,744
Change in unrealized gains (losses)	3,255	565	(10,902)	88,993	1,441,645
Increase (decrease) in net assets from operations	5,239	6,820	25,848	144,491	1,569,277
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(30,483)	(249,546)	(158,799)	(880,960)
Contract maintenance charge	(111)	(150)	(2,961)	(213)	(5,046)
Transfers among the sub-accounts and with the
Fixed Account - net	9	(5,759)	96,175	(217,113)	(150,119)
Increase (decrease) in net assets from contract
transactions	(102)	(36,392)	(156,332)	(376,125)	(1,036,125)
INCREASE (DECREASE) IN NET ASSETS	5,137	(29,572)	(130,484)	(231,634)	533,152
NET ASSETS AT BEGINNING OF PERIOD	22,693	385,819	2,054,974	678,490	5,300,607
NET ASSETS AT END OF PERIOD	$27,830	$356,247	$1,924,490	$446,856	$5,833,759

UNITS OUTSTANDING
Units outstanding at beginning of period	841	24,163	209,600	23,170	118,030
Units issued	—	683	10,959	31	1,366
Units redeemed	(4)	(2,926)	(26,503)	(11,684)	(20,786)
Units outstanding at end of period	837	21,920	194,056	11,517	98,610
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Diversified Dividend Fund - Series II	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,739)	$(30,522)	$29,514	$622	$4,646
Net realized gains (losses)	7,326	(8,944)	288,395	47,283	66,129
Change in unrealized gains (losses)	180,179	433,463	270,952	21,741	205,727
Increase (decrease) in net assets from operations	175,766	393,997	588,861	69,646	276,502
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	236	420	—	—
Transfers for contract benefits and terminations	(88,761)	(256,609)	(182,458)	(9,076)	(196,812)
Contract maintenance charge	(306)	(4,282)	(2,243)	(532)	(511)
Transfers among the sub-accounts and with the
Fixed Account - net	(692)	(96,602)	(13,888)	(52,001)	(268)
Increase (decrease) in net assets from contract
transactions	(89,759)	(357,257)	(198,169)	(61,609)	(197,591)
INCREASE (DECREASE) IN NET ASSETS	86,007	36,740	390,692	8,037	78,911
NET ASSETS AT BEGINNING OF PERIOD	806,695	1,955,022	5,090,690	616,183	2,593,556
NET ASSETS AT END OF PERIOD	$892,702	$1,991,762	$5,481,382	$624,220	$2,672,467

UNITS OUTSTANDING
Units outstanding at beginning of period	47,612	66,702	50,034	22,611	240,654
Units issued	22	475	659	103	249
Units redeemed	(5,248)	(10,623)	(2,453)	(1,811)	(17,723)
Units outstanding at end of period	42,386	56,554	48,240	20,903	223,180
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	Invesco V.I. Equity and Income Fund - Series I	Invesco V.I. Equity and Income Fund - Series II	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. EQV International Equity Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,892)	$6,538	$2,801	$3,371	$(43)
Net realized gains (losses)	44,714	58,779	101,245	20,042	305
Change in unrealized gains (losses)	128,128	76,831	55,211	(26,513)	(888)
Increase (decrease) in net assets from operations	166,950	142,148	159,257	(3,100)	(626)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	2,760	—	4,140
Transfers for contract benefits and terminations	(55,737)	(118,279)	(451,097)	(59,151)	—
Contract maintenance charge	(8,565)	(920)	(2,645)	(404)	—
Transfers among the sub-accounts and with the
Fixed Account - net	2,272	4,676	1,337,887	61	(4)
Increase (decrease) in net assets from contract
transactions	(62,030)	(114,523)	886,905	(59,494)	4,136
INCREASE (DECREASE) IN NET ASSETS	104,920	27,625	1,046,162	(62,594)	3,510
NET ASSETS AT BEGINNING OF PERIOD	1,614,034	1,390,017	851,829	848,442	40,489
NET ASSETS AT END OF PERIOD	$1,718,954	$1,417,642	$1,897,991	$785,848	$43,999

UNITS OUTSTANDING
Units outstanding at beginning of period	151,355	61,983	28,395	35,915	1,475
Units issued	316	251	45,375	292	151
Units redeemed	(5,753)	(4,971)	(15,354)	(2,850)	—
Units outstanding at end of period	145,918	57,263	58,416	33,357	1,626
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Global Core Equity Fund - Series I	Invesco V.I. Global Core Equity Fund - Series II	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,534)	$(1,191)	$(6,876)	$(16,362)	$6,434
Net realized gains (losses)	27,970	3,776	43,136	90,923	(8,794)
Change in unrealized gains (losses)	124,988	24,298	37,589	71,573	10,177
Increase (decrease) in net assets from operations	150,424	26,883	73,849	146,134	7,817
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(53,632)	(6,581)	(34,514)	(128,504)	(74,439)
Contract maintenance charge	(505)	(385)	(125)	(1,855)	(147)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,707)	422	(29,281)	(37,753)	7,945
Increase (decrease) in net assets from contract
transactions	(58,844)	(6,544)	(63,920)	(168,112)	(66,641)
INCREASE (DECREASE) IN NET ASSETS	91,580	20,339	9,929	(21,978)	(58,824)
NET ASSETS AT BEGINNING OF PERIOD	1,002,796	180,507	540,621	1,083,231	434,439
NET ASSETS AT END OF PERIOD	$1,094,376	$200,846	$550,550	$1,061,253	$375,615

UNITS OUTSTANDING
Units outstanding at beginning of period	25,967	8,404	14,488	20,702	27,319
Units issued	1,646	16	66	278	673
Units redeemed	(3,028)	(257)	(1,682)	(3,114)	(4,077)
Units outstanding at end of period	24,585	8,163	12,872	17,866	23,915
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Global Strategic Income Fund - Series II	Invesco V.I. Government Money Market Fund - Series I	Invesco V.I. Government Money Market Fund - Series II	Invesco V.I. Government Securities Fund - Series I	Invesco V.I. Growth and Income Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$41,868	$5,173	$1	$5,651	$(11,725)
Net realized gains (losses)	(93,921)	—	—	(10,611)	209,631
Change in unrealized gains (losses)	106,835	—	—	7,770	147,006
Increase (decrease) in net assets from operations	54,782	5,173	1	2,810	344,912
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,088	—	—	—	989
Transfers for contract benefits and terminations	(650,062)	(3,447)	—	(80,274)	(638,481)
Contract maintenance charge	(2,390)	(65)	—	(329)	(2,491)
Transfers among the sub-accounts and with the
Fixed Account - net	185,158	(1)	(1)	10,084	(43,973)
Increase (decrease) in net assets from contract
transactions	(466,206)	(3,513)	(1)	(70,519)	(683,956)
INCREASE (DECREASE) IN NET ASSETS	(411,424)	1,660	—	(67,709)	(339,044)
NET ASSETS AT BEGINNING OF PERIOD	4,153,596	151,922	15	453,343	2,615,963
NET ASSETS AT END OF PERIOD	$3,742,172	$153,582	$15	$385,634	$2,276,919

UNITS OUTSTANDING
Units outstanding at beginning of period	239,599	15,722	2	29,347	62,578
Units issued	14,306	4	—	637	962
Units redeemed	(40,098)	(362)	—	(5,118)	(15,430)
Units outstanding at end of period	213,807	15,364	2	24,866	48,110
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. High Yield Fund - Series I	Invesco V.I. High Yield Fund - Series II	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street Fund® - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$14,342	$12,307	$(17,716)	$(109,260)	$(4,071)
Net realized gains (losses)	(7,446)	(3,734)	140,974	694,080	9,303
Change in unrealized gains (losses)	14,549	9,845	150,775	876,305	53,568
Increase (decrease) in net assets from operations	21,445	18,418	274,033	1,461,125	58,800
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	375	23,660	—
Transfers for contract benefits and terminations	(64,341)	(17,521)	(39,286)	(1,060,967)	(12,167)
Contract maintenance charge	(187)	(1,542)	(833)	(3,813)	(200)
Transfers among the sub-accounts and with the
Fixed Account - net	5,115	6,796	(1,010)	(197,228)	364
Increase (decrease) in net assets from contract
transactions	(59,413)	(12,267)	(40,754)	(1,238,348)	(12,003)
INCREASE (DECREASE) IN NET ASSETS	(37,968)	6,151	233,279	222,777	46,797
NET ASSETS AT BEGINNING OF PERIOD	377,989	332,907	1,253,040	7,182,175	384,929
NET ASSETS AT END OF PERIOD	$340,021	$339,058	$1,486,319	$7,404,952	$431,726

UNITS OUTSTANDING
Units outstanding at beginning of period	16,554	16,366	38,153	159,772	10,478
Units issued	501	397	23	1,318	9
Units redeemed	(3,232)	(1,001)	(1,112)	(25,496)	(299)
Units outstanding at end of period	13,823	15,762	37,064	135,594	10,188
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Main Street Mid Cap Fund® - Series II	Invesco V.I. Main Street Small Cap Fund® - Series I	Invesco V.I. Main Street Small Cap Fund® - Series II	Invesco V.I. Technology Fund - Series I	Invesco V.I. Technology Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(669)	$(4,953)	$(34,984)	$(6,775)	$(3,799)
Net realized gains (losses)	1,065	43,950	211,278	24,177	12,036
Change in unrealized gains (losses)	5,387	2,612	57,360	116,318	59,170
Increase (decrease) in net assets from operations	5,783	41,609	233,654	133,720	67,407
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,140	—	120	—	2,760
Transfers for contract benefits and terminations	—	(60,600)	(529,099)	(35,446)	—
Contract maintenance charge	—	(104)	(2,251)	(215)	—
Transfers among the sub-accounts and with the
Fixed Account - net	1	(63,567)	6,592	12	(1)
Increase (decrease) in net assets from contract
transactions	4,141	(124,271)	(524,638)	(35,649)	2,759
INCREASE (DECREASE) IN NET ASSETS	9,924	(82,662)	(290,984)	98,071	70,166
NET ASSETS AT BEGINNING OF PERIOD	37,760	442,229	2,506,195	429,909	211,231
NET ASSETS AT END OF PERIOD	$47,684	$359,567	$2,215,211	$527,980	$281,397

UNITS OUTSTANDING
Units outstanding at beginning of period	1,257	9,278	41,869	9,355	4,957
Units issued	126	79	648	7	55
Units redeemed	—	(2,578)	(8,714)	(683)	—
Units outstanding at end of period	1,383	6,779	33,803	8,679	5,012
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Lord Abbett Bond Debenture Portfolio - Class VC	Lord Abbett Fundamental Equity Portfolio - Class VC	Lord Abbett Growth and Income Portfolio - Class VC	Lord Abbett Growth Opportunities Portfolio - Class VC	Lord Abbett Mid Cap Stock Portfolio - Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$68,932	$(5,878)	$(7,626)	$(11,624)	$(17,046)
Net realized gains (losses)	(18,801)	55,282	117,291	(24,563)	216,859
Change in unrealized gains (losses)	37,795	53,896	58,207	233,312	2,000
Increase (decrease) in net assets from operations	87,926	103,300	167,872	197,125	201,813
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(202,520)	(101,927)	(290,180)	(81,497)	(203,904)
Contract maintenance charge	(1,022)	(558)	(1,768)	(960)	(495)
Transfers among the sub-accounts and with the
Fixed Account - net	37,285	(5,913)	(22,146)	(13,539)	5,124
Increase (decrease) in net assets from contract
transactions	(166,257)	(108,398)	(314,094)	(95,996)	(199,275)
INCREASE (DECREASE) IN NET ASSETS	(78,331)	(5,098)	(146,222)	101,129	2,538
NET ASSETS AT BEGINNING OF PERIOD	1,759,864	711,818	972,502	707,467	1,568,768
NET ASSETS AT END OF PERIOD	$1,681,533	$706,720	$826,280	$808,596	$1,571,306

UNITS OUTSTANDING
Units outstanding at beginning of period	85,097	21,875	35,385	19,853	59,687
Units issued	2,163	95	616	1,139	1,145
Units redeemed	(10,063)	(3,061)	(10,893)	(3,383)	(7,927)
Units outstanding at end of period	77,197	18,909	25,108	17,609	52,905

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	LVIP Nomura SMID Cap Core Fund - Standard Class	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT Total Return Bond Series - Initial Class	MFS® VIT II High Yield Portfolio - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,537)	$(1,020)	$(2,552)	$5,443	$4,277
Net realized gains (losses)	27,263	20,775	(2,734)	(1,251)	(2,963)
Change in unrealized gains (losses)	20,793	6,607	15,781	(2,041)	3,807
Increase (decrease) in net assets from operations	45,519	26,362	10,495	2,151	5,121
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(67,995)	(25,352)	(8,326)	(4,035)	(20,704)
Contract maintenance charge	(82)	(79)	(81)	(30)	(25)
Transfers among the sub-accounts and with the
Fixed Account - net	(199)	241	1,649	(15,458)	1,168
Increase (decrease) in net assets from contract
transactions	(68,276)	(25,190)	(6,758)	(19,523)	(19,561)
INCREASE (DECREASE) IN NET ASSETS	(22,757)	1,172	3,737	(17,372)	(14,440)
NET ASSETS AT BEGINNING OF PERIOD	370,225	159,013	199,580	199,846	104,853
NET ASSETS AT END OF PERIOD	$347,468	$160,185	$203,317	$182,474	$90,413

UNITS OUTSTANDING
Units outstanding at beginning of period	9,577	4,668	6,089	9,862	4,430
Units issued	8	6	52	—	49
Units redeemed	(1,651)	(690)	(255)	(970)	(861)
Units outstanding at end of period	7,934	3,984	5,886	8,892	3,618
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Discovery Portfolio - Class II	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,056)	$(24,960)	$60,771	$(51)	$(14)
Net realized gains (losses)	(17,905)	(207,206)	(19,621)	4,061	(239)
Change in unrealized gains (losses)	119,130	760,215	21,724	6,104	844
Increase (decrease) in net assets from operations	97,169	528,049	62,874	10,114	591
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(23,316)	(121,843)	(46,935)	(10,603)	(3,013)
Contract maintenance charge	(604)	(6,363)	(164)	(75)	(41)
Transfers among the sub-accounts and with the
Fixed Account - net	198	(140,228)	2,341	(49,763)	306
Increase (decrease) in net assets from contract
transactions	(23,722)	(268,434)	(44,758)	(60,441)	(2,748)
INCREASE (DECREASE) IN NET ASSETS	73,447	259,615	18,116	(50,327)	(2,157)
NET ASSETS AT BEGINNING OF PERIOD	250,932	1,433,723	671,311	130,093	14,223
NET ASSETS AT END OF PERIOD	$324,379	$1,693,338	$689,427	$79,766	$12,066

UNITS OUTSTANDING
Units outstanding at beginning of period	4,971	35,381	26,223	5,096	401
Units issued	—	1,258	325	1	16
Units redeemed	(369)	(7,685)	(1,988)	(2,271)	(105)
Units outstanding at end of period	4,602	28,954	24,560	2,826	312
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Morgan Stanley VIF Global Strategist Portfolio - Class I	Morgan Stanley VIF Global Strategist Portfolio - Class II	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II	Nomura VIP Small Cap Value Series - Standard Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,968)	$(2,594)	$(96,892)	$(27,846)	$521
Net realized gains (losses)	(10,854)	(6,016)	(500,959)	(76,248)	35,167
Change in unrealized gains (losses)	94,835	17,837	3,307,485	773,300	25,293
Increase (decrease) in net assets from operations	68,013	9,227	2,709,634	669,206	60,981
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	780	—	—
Transfers for contract benefits and terminations	(90,756)	(50,062)	(630,784)	(49,312)	(42,676)
Contract maintenance charge	(732)	(306)	(3,813)	(7,261)	(339)
Transfers among the sub-accounts and with the
Fixed Account - net	377	293	(99,769)	(73,910)	(564)
Increase (decrease) in net assets from contract
transactions	(91,111)	(50,075)	(733,586)	(130,483)	(43,579)
INCREASE (DECREASE) IN NET ASSETS	(23,098)	(40,848)	1,976,048	538,723	17,402
NET ASSETS AT BEGINNING OF PERIOD	1,162,160	195,084	6,612,245	1,568,463	633,415
NET ASSETS AT END OF PERIOD	$1,139,062	$154,236	$8,588,293	$2,107,186	$650,817

UNITS OUTSTANDING
Units outstanding at beginning of period	61,287	10,641	129,156	57,010	9,282
Units issued	1,174	30	1,596	337	14
Units redeemed	(6,108)	(2,538)	(15,191)	(1,932)	(621)
Units outstanding at end of period	56,353	8,133	115,561	55,415	8,675
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	PIMCO VIT Real Return Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Advisor Class	Putnam VT Core Equity Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10	$263	$575	$1,464	$(38,759)
Net realized gains (losses)	(27)	(21)	(335)	(4,146)	550,006
Change in unrealized gains (losses)	58	66	312	4,060	713,317
Increase (decrease) in net assets from operations	41	308	552	1,378	1,224,564
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	318
Transfers for contract benefits and terminations	—	—	(941)	(587)	(839,001)
Contract maintenance charge	(3)	(17)	(119)	(447)	(1,808)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(5,088)	(24,089)	(19,462)
Increase (decrease) in net assets from contract
transactions	(3)	(17)	(6,148)	(25,123)	(859,953)
INCREASE (DECREASE) IN NET ASSETS	38	291	(5,596)	(23,745)	364,611
NET ASSETS AT BEGINNING OF PERIOD	1,684	5,318	55,037	67,648	5,109,578
NET ASSETS AT END OF PERIOD	$1,722	$5,609	$49,441	$43,903	$5,474,189

UNITS OUTSTANDING
Units outstanding at beginning of period	249	321	3,917	4,683	162,331
Units issued	—	—	218	18	1,752
Units redeemed	—	(1)	(632)	(1,676)	(23,750)
Units outstanding at end of period	249	320	3,503	3,025	140,333
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT Diversified Income Fund - Class IB	Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Focused International Equity Fund - Class IB	Putnam VT George Putnam Balanced Fund - Class IB	Putnam VT Global Asset Allocation Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$39,201	$486	$5,117	$(4,055)	$10,766
Net realized gains (losses)	(52,329)	1,738	(7,247)	135,089	60,056
Change in unrealized gains (losses)	46,238	41,784	31,673	273,038	120,667
Increase (decrease) in net assets from operations	33,110	44,008	29,543	404,072	191,489
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	480	480	56	—
Transfers for contract benefits and terminations	(107,339)	(33,602)	(120,794)	(392,860)	(244,359)
Contract maintenance charge	(108)	(195)	(537)	(2,080)	(804)
Transfers among the sub-accounts and with the
Fixed Account - net	8,882	1,598	(1,694)	(23,468)	(42,868)
Increase (decrease) in net assets from contract
transactions	(98,565)	(31,719)	(122,545)	(418,352)	(288,031)
INCREASE (DECREASE) IN NET ASSETS	(65,455)	12,289	(93,002)	(14,280)	(96,542)
NET ASSETS AT BEGINNING OF PERIOD	835,108	316,774	1,401,701	2,836,940	1,417,169
NET ASSETS AT END OF PERIOD	$769,653	$329,063	$1,308,699	$2,822,660	$1,320,627

UNITS OUTSTANDING
Units outstanding at beginning of period	43,194	18,998	77,619	109,737	49,288
Units issued	947	180	580	1,355	206
Units redeemed	(6,011)	(1,849)	(7,267)	(15,562)	(8,788)
Units outstanding at end of period	38,130	17,329	70,932	95,530	40,706
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT Global Health Care Fund - Class IB	Putnam VT Government Money Market Fund - Class IB	Putnam VT High Yield Fund - Class IB	Putnam VT Income Fund - Class IB	Putnam VT International Equity Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(18,650)	$190,179	$67,623	$136,593	$24,860
Net realized gains (losses)	132,803	—	(33,063)	(167,510)	49,221
Change in unrealized gains (losses)	(74,873)	—	57,328	65,328	(15,134)
Increase (decrease) in net assets from operations	39,280	190,179	91,888	34,411	58,947
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	805	183	338	638
Transfers for contract benefits and terminations	(306,545)	(1,594,828)	(208,599)	(484,585)	(362,815)
Contract maintenance charge	(979)	(16,090)	(1,151)	(2,660)	(2,306)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,485)	1,921,132	12,885	138,112	6,722
Increase (decrease) in net assets from contract
transactions	(315,009)	311,019	(196,682)	(348,795)	(357,761)
INCREASE (DECREASE) IN NET ASSETS	(275,729)	501,198	(104,794)	(314,384)	(298,814)
NET ASSETS AT BEGINNING OF PERIOD	2,001,162	6,522,120	1,514,228	3,452,330	3,072,177
NET ASSETS AT END OF PERIOD	$1,725,433	$7,023,318	$1,409,434	$3,137,946	$2,773,363

UNITS OUTSTANDING
Units outstanding at beginning of period	42,123	702,776	52,983	214,712	151,394
Units issued	326	209,362	1,233	10,977	3,498
Units redeemed	(6,124)	(177,394)	(7,715)	(31,526)	(19,848)
Units outstanding at end of period	36,325	734,744	46,501	194,163	135,044
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT International Value Fund - Class IB	Putnam VT Large Cap Growth Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB	Putnam VT Mortgage Securities Fund - Class IB	Putnam VT Research Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,508	$(145,165)	$(29,609)	$34,796	$(14,903)
Net realized gains (losses)	6,613	1,261,679	1,385,315	(20,742)	126,180
Change in unrealized gains (losses)	5,536	1,937,418	1,044,154	8,519	240,391
Increase (decrease) in net assets from operations	17,657	3,053,932	2,399,860	22,573	351,668
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	720	638	90	218
Transfers for contract benefits and terminations	(37,795)	(1,187,454)	(1,937,810)	(37,243)	(155,285)
Contract maintenance charge	(103)	(4,565)	(5,648)	(346)	(707)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,197)	(1,008,695)	(247,376)	28,622	(23,572)
Increase (decrease) in net assets from contract
transactions	(55,095)	(2,199,994)	(2,190,196)	(8,877)	(179,346)
INCREASE (DECREASE) IN NET ASSETS	(37,438)	853,938	209,664	13,696	172,322
NET ASSETS AT BEGINNING OF PERIOD	466,303	10,159,719	13,944,795	645,971	1,478,354
NET ASSETS AT END OF PERIOD	$428,865	$11,013,657	$14,154,459	$659,667	$1,650,676

UNITS OUTSTANDING
Units outstanding at beginning of period	23,957	410,880	269,887	39,082	38,537
Units issued	340	3,044	1,256	1,780	508
Units redeemed	(3,012)	(71,708)	(40,789)	(2,204)	(4,357)
Units outstanding at end of period	21,285	342,216	230,354	38,658	34,688

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT Small Cap Growth Fund - Class IB	Putnam VT Small Cap Value Fund - Class IB	Putnam VT Sustainable Future Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB	Templeton Developing Markets VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,723)	$(6,279)	$(5,453)	$(89,979)	$13,149
Net realized gains (losses)	12,605	68,840	162	387,711	(3,678)
Change in unrealized gains (losses)	15,793	27,361	55,551	1,278,448	27,454
Increase (decrease) in net assets from operations	26,675	89,922	50,260	1,576,180	36,925
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	—	180	660
Transfers for contract benefits and terminations	(8,556)	(177,350)	(7,128)	(814,730)	(143,524)
Contract maintenance charge	(2)	(718)	(87)	(3,076)	(506)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,680)	(62,538)	6	(62,115)	71
Increase (decrease) in net assets from contract
transactions	(56,238)	(240,366)	(7,209)	(879,741)	(143,299)
INCREASE (DECREASE) IN NET ASSETS	(29,563)	(150,444)	43,051	696,439	(106,374)
NET ASSETS AT BEGINNING OF PERIOD	113,080	1,890,333	377,322	7,606,514	610,208
NET ASSETS AT END OF PERIOD	$83,517	$1,739,889	$420,373	$8,302,953	$503,834

UNITS OUTSTANDING
Units outstanding at beginning of period	2,230	33,014	7,269	207,515	17,038
Units issued	247	170	1	878	500
Units redeemed	(1,095)	(4,147)	(127)	(21,172)	(4,055)
Units outstanding at end of period	1,382	29,037	7,143	187,221	13,483
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

Templeton Foreign VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$30,041
Net realized gains (losses)	47,796
Change in unrealized gains (losses)	(139,555)
Increase (decrease) in net assets from operations	(61,718)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	310
Transfers for contract benefits and terminations	(840,060)
Contract maintenance charge	(4,443)
Transfers among the sub-accounts and with the
Fixed Account - net	206,382
Increase (decrease) in net assets from contract
transactions	(637,811)
INCREASE (DECREASE) IN NET ASSETS	(699,529)
NET ASSETS AT BEGINNING OF PERIOD	3,699,919
NET ASSETS AT END OF PERIOD	$3,000,390

UNITS OUTSTANDING
Units outstanding at beginning of period	162,881
Units issued	9,964
Units redeemed	(36,000)
Units outstanding at end of period	136,845
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1. Organization
Wilton Reassurance Life Co of New York Separate Account A, formerly known as Allstate Life of New York Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Wilton Reassurance Life Co of New York ("the Company"). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company ("WRAC") which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation ("Wilton Re U.S."). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the "Wilton Re Trust"). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. ("WRL"), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. The Account was established by Allstate Life Insurance Company of New York (“ALNY”), which was acquired by WRAC, on October 1, 2021. On November 1, 2021, ALNY merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, the Company completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish the Company’s contractual obligations to the contractholders. The Company continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to the Company.
The Company issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.

AIM Lifetime America Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced Choice
AIM Lifetime Plus SM Variable Annuity
AIM Lifetime Plus SM Variable Annuity II
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Custom Portfolio
Allstate Custom Portfolio Plus
Allstate Provider
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base, B-Share and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Provider Ultra
Putnam Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value upon death or annuitization, a specified contract anniversary date, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alliance Bernstein VPS Discovery Value Portfolio - Class B	AST Balanced Asset Allocation Portfolio
Alliance Bernstein VPS International Value Portfolio - Class B	AST Government Money Market Portfolio
Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	AST International Equity Portfolio
Alliance Bernstein VPS Relative Value Portfolio - Class B	AST J.P. Morgan Conservative Multi-Asset Portfolio
Allspring VT Index Asset Allocation Fund - Class 2	AST Large-Cap Growth Portfolio
Allspring VT Opportunity Fund - Class 2	AST Large-Cap Value Portfolio

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

AST Multi-Asset Diversified Plus Portfolio*	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
AST Multi-Asset Diversified Portfolio*	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
AST PGIM Aggressive Multi-Asset Portfolio*	Invesco V.I. Equity and Income Fund - Series I
AST Preservation Asset Allocation Portfolio	Invesco V.I. Equity and Income Fund - Series II
AST Small-Cap Equity Portfolio	Invesco V.I. EQV International Equity Fund - Series I
BNY Mellon Stock Index Fund, Inc.	Invesco V.I. EQV International Equity Fund - Series II
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Invesco V.I. Global Core Equity Fund - Series I
BNY Mellon VIF, Appreciation Portfolio - Initial Shares	Invesco V.I. Global Core Equity Fund - Series II
BNY Mellon VIF, Government Money Market Portfolio	Invesco V.I. Global Fund - Series I
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Invesco V.I. Global Fund - Series II
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Invesco V.I. Global Strategic Income Fund - Series I
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Invesco V.I. Global Strategic Income Fund - Series II
Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	Invesco V.I. Government Money Market Fund - Series I
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Invesco V.I. Government Money Market Fund - Series II
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Invesco V.I. Government Securities Fund - Series I
Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Invesco V.I. Growth and Income Fund - Series II
Fidelity® VIP Government Money Market Portfolio - Initial Class	Invesco V.I. High Yield Fund - Series I
Fidelity® VIP Government Money Market Portfolio - Service Class 2	Invesco V.I. High Yield Fund - Series II
Fidelity® VIP Growth & Income Portfolio - Service Class 2	Invesco V.I. Main Street Fund® - Series I
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Invesco V.I. Main Street Fund® - Series II
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Invesco V.I. Main Street Mid Cap Fund® - Series I
Fidelity® VIP Growth Portfolio - Initial Class	Invesco V.I. Main Street Mid Cap Fund® - Series II
Fidelity® VIP High Income Portfolio - Initial Class	Invesco V.I. Main Street Small Cap Fund® - Series I
Fidelity® VIP High Income Portfolio - Service Class 2	Invesco V.I. Main Street Small Cap Fund® - Series II
Fidelity® VIP Index 500 Portfolio - Initial Class	Invesco V.I. Technology Fund - Series I
Fidelity® VIP Index 500 Portfolio - Service Class 2	Invesco V.I. Technology Fund - Series II
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Lord Abbett Bond Debenture Portfolio - Class VC
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Lord Abbett Fundamental Equity Portfolio - Class VC
Fidelity® VIP Overseas Portfolio - Initial Class	Lord Abbett Growth and Income Portfolio - Class VC
Franklin DynaTech VIP Fund - Class 2	Lord Abbett Growth Opportunities Portfolio - Class VC
Franklin Growth and Income VIP Fund - Class 2	Lord Abbett Mid Cap Stock Portfolio - Class VC
Franklin Income VIP Fund - Class 2	LVIP Nomura SMID Cap Core Fund - Standard Class*
Franklin Large Cap Growth VIP Fund - Class 2	MFS® VIT Investors Trust Series - Initial Class
Franklin Mutual Global Discovery VIP Fund - Class 2	MFS® VIT New Discovery Series - Initial Class
Franklin Mutual Shares VIP Fund - Class 2	MFS® VIT Total Return Bond Series - Initial Class
Franklin Small Cap Value VIP Fund - Class 2	MFS® VIT II High Yield Portfolio - Initial Class
Franklin U.S. Government Securities VIP Fund - Class 2	Morgan Stanley VIF Discovery Portfolio - Class I
Goldman Sachs VIT Large Cap Value Fund - Institutional Class	Morgan Stanley VIF Discovery Portfolio - Class II
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
Invesco V.I. American Franchise Fund - Series I	Morgan Stanley VIF Global Strategist Portfolio - Class I
Invesco V.I. American Franchise Fund - Series II	Morgan Stanley VIF Global Strategist Portfolio - Class II
Invesco V.I. American Value Fund - Series I	Morgan Stanley VIF Growth Portfolio - Class I
Invesco V.I. American Value Fund - Series II	Morgan Stanley VIF Growth Portfolio - Class II
Invesco V.I. Comstock Fund - Series I	Nomura VIP Small Cap Value Series - Standard Class*
Invesco V.I. Comstock Fund - Series II	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
Invesco V.I. Core Equity Fund - Series I	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
Invesco V.I. Core Equity Fund - Series II	PIMCO VIT Real Return Portfolio - Advisor Class
Invesco V.I. Core Plus Bond Fund - Series I	PIMCO VIT Total Return Portfolio - Advisor Class
Invesco V.I. Core Plus Bond Fund - Series II	Putnam VT Core Equity Fund - Class IB
Invesco V.I. Discovery Large Cap Fund - Series I*	Putnam VT Diversified Income Fund - Class IB
Invesco V.I. Discovery Large Cap Fund - Series II*	Putnam VT Emerging Markets Equity Fund - Class IB
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Putnam VT Focused International Equity Fund - Class IB
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Putnam VT George Putnam Balanced Fund - Class IB
Invesco V.I. Diversified Dividend Fund - Series I	Putnam VT Global Asset Allocation Fund - Class IB
Invesco V.I. Diversified Dividend Fund - Series II	Putnam VT Global Health Care Fund - Class IB

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Putnam VT Government Money Market Fund - Class IB	Putnam VT Research Fund - Class IB
Putnam VT High Yield Fund - Class IB	Putnam VT Small Cap Growth Fund - Class IB
Putnam VT Income Fund - Class IB	Putnam VT Small Cap Value Fund - Class IB
Putnam VT International Equity Fund - Class IB	Putnam VT Sustainable Future Fund - Class IB
Putnam VT International Value Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB
Putnam VT Large Cap Growth Fund - Class IB	Templeton Developing Markets VIP Fund - Class 2
Putnam VT Large Cap Value Fund - Class IB	Templeton Foreign VIP Fund - Class 2
Putnam VT Mortgage Securities Fund - Class IB

(*) See Note 2 for disclosure of changes to the names of sub-accounts (and Funds) during 2025.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Company's general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

2. Portfolio Changes
The following sub-account name changes occurred during the year ended December 31, 2025:

New Sub-account Name	Old Sub-account Name
AST Multi-Asset Diversified Plus Portfolio	AST Academic Strategies Asset Allocation Portfolio
AST Multi-Asset Diversified Portfolio	AST Advanced Strategies Portfolio
AST PGIM Aggressive Multi-Asset Portfolio	AST Prudential Growth Allocation Portfolio
Invesco V.I. Discovery Large Cap Fund - Series I	Invesco V.I. Capital Appreciation Fund - Series I
Invesco V.I. Discovery Large Cap Fund - Series II	Invesco V.I. Capital Appreciation Fund - Series II
LVIP Nomura SMID Cap Core Fund - Standard Class	LVIP Macquarie SMID Cap Core Fund - Standard Class
Nomura VIP Small Cap Value Series - Standard Class	Macquarie VIP Small Cap Value Series - Standard Class
Sub-accounts with No Assets or Activity – The following sub-accounts were available, however there were no assets held as of December 31, 2025 nor activity that occurred during the year ended December 31, 2025, except as denoted below:

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

AST Aggressive Asset Allocation Portfolio**	AST T. Rowe Price Natural Resources Portfolio*
AST Bond Portfolio 2025*	DWS Capital Growth VIP - Class A
AST Bond Portfolio 2026	DWS Core Equity VIP - Class A
AST Bond Portfolio 2027	DWS CROCI® International VIP - Class A
AST Bond Portfolio 2028	DWS Global Income Builder VIP - Class A
AST Bond Portfolio 2029	DWS Global Small Cap VIP - Class A
AST Bond Portfolio 2030	DWS Government Money Market VIP - Class A
AST Bond Portfolio 2031	DWS Small Mid Cap Growth VIP - Class A
AST Bond Portfolio 2032	Invesco V.I. Government Securities Fund - Series II
AST Bond Portfolio 2033	ProFund VP Communication Services
AST Bond Portfolio 2034	ProFund VP Consumer Discretionary
AST Bond Portfolio 2035	ProFund VP Consumer Staples
AST Bond Portfolio 2036*	ProFund VP Financials
AST ClearBridge Dividend Growth Portfolio*	ProFund VP Health Care
AST Cohen & Steers Realty Portfolio*	ProFund VP Industrials
AST Core Fixed Income Portfolio	ProFund VP Large-Cap Growth
AST Emerging Markets Equity Portfolio*	ProFund VP Large-Cap Value
AST Global Bond Portfolio*	ProFund VP Mid-Cap Growth
AST High Yield Portfolio*	ProFund VP Mid-Cap Value
AST Investment Grade Bond Portfolio	ProFund VP Real Estate
AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Small-Cap Growth
AST Large-Cap Equity Portfolio**	ProFund VP Small-Cap Value
AST MFS Global Equity Portfolio*	ProFund VP Utilities
AST Quantitative Modeling Portfolio
* The following sub-accounts commenced, ceased operations (i.e., liquidated), or merged to another sub-account during the year ended December 31, 2025:

Effective Date	Sub-account	Transaction
January 2, 2025	AST Bond Portfolio 2036	Commenced operations
December 31, 2025	AST Bond Portfolio 2025	Ceased operations
January 10, 2025	AST Emerging Markets Equity Portfolio	Merged to AST International Equity Portfolio
January 24, 2025	AST ClearBridge Dividend Growth Portfolio	Merged to AST Large-Cap Equity Portfolio
January 24, 2025	AST Cohen & Steers Realty Portfolio	Merged to AST Large-Cap Equity Portfolio
January 24, 2025	AST MFS Global Equity Portfolio	Merged to AST Large-Cap Equity Portfolio
January 24, 2025	AST T. Rowe Price Natural Resources Portfolio	Merged to AST Large-Cap Equity Portfolio
February 7, 2025	AST Global Bond Portfolio	Merged to AST Core Fixed Income Portfolio
February 7, 2025	AST High Yield Portfolio	Merged to AST Core Fixed Income Portfolio
All of the assets of the merged from sub-account were transferred in exchange for shares of the merged to sub-account for units of equal aggregate value and the merged to sub-account’s assumption of all of the current and future liabilities of the merged from sub-account effective on the merger date. The merged from sub-account ceased operations on the effective date of the merger.
** The following sub-account name changes occurred during the year ended December 31, 2025:

New Sub-account Name	Old Sub-account Name
AST Aggressive Asset Allocation Portfolio	AST Capital Growth Asset Allocation Portfolio
AST Large-Cap Equity Portfolio	AST Large-Cap Core Portfolio

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account qualifies as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins WRAC and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2025 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates and those differences could be material.
Contracts in Payout (Annuitization) Period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from the Company but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. A payable is established for amounts payable to the Company from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statement of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.
Segment Reporting - Each sub-account of the Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Account using information of each sub-account. The Account is engaged in a single line of business as a registered unit investment trust. The Account is a funding vehicle for individual annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Account’s CODM is a group of executives that consists of the Company’s Chief Operating Officer, Assistant General Counsel, and Controller.
The CODM uses the increase (decrease) in net assets from operations as the performance measure to make operational decisions while monitoring the net assets of each of the sub-accounts within the Account. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statement of Assets and Liabilities as net assets. The measure of segment profit and loss is reported on the Statement of Operations and Statement of Changes in Net Assets as increase (decrease) in net assets from operations. All assets and the increase (decrease) in net assets from operations are generated in the U.S.
Subsequent Events - Subsequent events have been evaluated through April 7, 2026, the date the financial statements were issued, and no subsequent events requiring disclosure or adjustments to the financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2:    Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 1.00% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Scudder Horizon Advantage does not charge a withdrawal charge. The amounts are included in "Transfers for contract benefits and terminations" on the Statement of Changes in Net Assets, but are remitted to the Company.
Mortality and Expense Risk Charge - The Company assumes mortality and expense risks related to the operations of the Account and deducts charge daily at a rate ranging from 0.40% to 2.10% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charge will not be sufficient in the future to cover the cost of administering the Contracts. The Company guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - The Company deducts administrative expense charge daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - The Company deducts an annual contract maintenance charge at a rate up to $35 on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as a redemption of units and reported on the Statement of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2025 was as follows:

Purchases
Alliance Bernstein VPS Discovery Value Portfolio - Class B	$46,904
Alliance Bernstein VPS International Value Portfolio - Class B	3,334
Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	151,442
Alliance Bernstein VPS Relative Value Portfolio - Class B	152,827
Allspring VT Index Asset Allocation Fund - Class 2	14,789
Allspring VT Opportunity Fund - Class 2	5,108

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
AST Balanced Asset Allocation Portfolio	$18,843
AST Government Money Market Portfolio	—
AST International Equity Portfolio	—
AST J.P. Morgan Conservative Multi-Asset Portfolio	—
AST Large-Cap Growth Portfolio	—
AST Large-Cap Value Portfolio	—
AST Multi-Asset Diversified Plus Portfolio	—
AST Multi-Asset Diversified Portfolio	—
AST PGIM Aggressive Multi-Asset Portfolio	17,164
AST Preservation Asset Allocation Portfolio	—
AST Small-Cap Equity Portfolio	—
BNY Mellon Stock Index Fund, Inc.	149,844
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	12,670
BNY Mellon VIF, Appreciation Portfolio - Initial Shares	11,127
BNY Mellon VIF, Government Money Market Portfolio	8,737
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	319,377
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	262,452
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	74,799
Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	490
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	942,927
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	1,363
Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	18,417
Fidelity® VIP Government Money Market Portfolio - Initial Class	1,396,137
Fidelity® VIP Government Money Market Portfolio - Service Class 2	151,274
Fidelity® VIP Growth & Income Portfolio - Service Class 2	3,739
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	10,709
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	6,966
Fidelity® VIP Growth Portfolio - Initial Class	185,246
Fidelity® VIP High Income Portfolio - Initial Class	7,903
Fidelity® VIP High Income Portfolio - Service Class 2	301
Fidelity® VIP Index 500 Portfolio - Initial Class	19,412
Fidelity® VIP Index 500 Portfolio - Service Class 2	103,649
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	8,847
Fidelity® VIP Mid Cap Portfolio - Service Class 2	37,488
Fidelity® VIP Overseas Portfolio - Initial Class	7,060
Franklin DynaTech VIP Fund - Class 2	—
Franklin Growth and Income VIP Fund - Class 2	416,475
Franklin Income VIP Fund - Class 2	366,739
Franklin Large Cap Growth VIP Fund - Class 2	1,074,482
Franklin Mutual Global Discovery VIP Fund - Class 2	51,520
Franklin Mutual Shares VIP Fund - Class 2	383,600
Franklin Small Cap Value VIP Fund - Class 2	229,374
Franklin U.S. Government Securities VIP Fund - Class 2	45,854
Goldman Sachs VIT Large Cap Value Fund - Institutional Class	3,147
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	8,120
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	4,940
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	5,448
Invesco V.I. American Franchise Fund - Series I	671,270
Invesco V.I. American Franchise Fund - Series II	224,748
Invesco V.I. American Value Fund - Series I	495,075
Invesco V.I. American Value Fund - Series II	358,239
Invesco V.I. Comstock Fund - Series I	84,408
Invesco V.I. Comstock Fund - Series II	610,812
Invesco V.I. Core Equity Fund - Series I	287,457

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. Core Equity Fund - Series II	$2,375
Invesco V.I. Core Plus Bond Fund - Series I	19,934
Invesco V.I. Core Plus Bond Fund - Series II	452,748
Invesco V.I. Discovery Large Cap Fund - Series I	50,971
Invesco V.I. Discovery Large Cap Fund - Series II	943,134
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	72,128
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	224,012
Invesco V.I. Diversified Dividend Fund - Series I	554,765
Invesco V.I. Diversified Dividend Fund - Series II	62,676
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	327,259
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	169,744
Invesco V.I. Equity and Income Fund - Series I	114,769
Invesco V.I. Equity and Income Fund - Series II	170,518
Invesco V.I. EQV International Equity Fund - Series I	67,473
Invesco V.I. EQV International Equity Fund - Series II	6,032
Invesco V.I. Global Core Equity Fund - Series I	118,971
Invesco V.I. Global Core Equity Fund - Series II	16,886
Invesco V.I. Global Fund - Series I	100,423
Invesco V.I. Global Fund - Series II	227,423
Invesco V.I. Global Strategic Income Fund - Series I	26,949
Invesco V.I. Global Strategic Income Fund - Series II	291,171
Invesco V.I. Government Money Market Fund - Series I	6,450
Invesco V.I. Government Money Market Fund - Series II	—
Invesco V.I. Government Securities Fund - Series I	16,639
Invesco V.I. Growth and Income Fund - Series II	225,463
Invesco V.I. High Yield Fund - Series I	23,502
Invesco V.I. High Yield Fund - Series II	28,071
Invesco V.I. Main Street Fund® - Series I	110,127
Invesco V.I. Main Street Fund® - Series II	620,405
Invesco V.I. Main Street Mid Cap Fund® - Series I	43,227
Invesco V.I. Main Street Mid Cap Fund® - Series II	7,418
Invesco V.I. Main Street Small Cap Fund® - Series I	39,172
Invesco V.I. Main Street Small Cap Fund® - Series II	276,605
Invesco V.I. Technology Fund - Series I	62,579
Invesco V.I. Technology Fund - Series II	42,884
Lord Abbett Bond Debenture Portfolio - Class VC	148,707
Lord Abbett Fundamental Equity Portfolio - Class VC	136,411
Lord Abbett Growth and Income Portfolio - Class VC	112,014
Lord Abbett Growth Opportunities Portfolio - Class VC	190,853
Lord Abbett Mid Cap Stock Portfolio - Class VC	150,576
LVIP Nomura SMID Cap Core Fund - Standard Class	13,141
MFS® VIT Investors Trust Series - Initial Class	71,898
MFS® VIT New Discovery Series - Initial Class	654
MFS® VIT Total Return Bond Series - Initial Class	4,405
MFS® VIT II High Yield Portfolio - Initial Class	5,319
Morgan Stanley VIF Discovery Portfolio - Class I	156,568
Morgan Stanley VIF Discovery Portfolio - Class II	102,499
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	114,219
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	3,485
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	499
Morgan Stanley VIF Global Strategist Portfolio - Class I	43,425
Morgan Stanley VIF Global Strategist Portfolio - Class II	5,856
Morgan Stanley VIF Growth Portfolio - Class I	161,300
Morgan Stanley VIF Growth Portfolio - Class II	13,597

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Nomura VIP Small Cap Value Series - Standard Class	$54,053
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	51
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	416
PIMCO VIT Real Return Portfolio - Advisor Class	4,231
PIMCO VIT Total Return Portfolio - Advisor Class	1,951
Putnam VT Core Equity Fund - Class IB	538,209
Putnam VT Diversified Income Fund - Class IB	59,585
Putnam VT Emerging Markets Equity Fund - Class IB	11,199
Putnam VT Focused International Equity Fund - Class IB	73,884
Putnam VT George Putnam Balanced Fund - Class IB	173,283
Putnam VT Global Asset Allocation Fund - Class IB	169,278
Putnam VT Global Health Care Fund - Class IB	178,206
Putnam VT Government Money Market Fund - Class IB	800,766
Putnam VT High Yield Fund - Class IB	128,370
Putnam VT Income Fund - Class IB	306,847
Putnam VT International Equity Fund - Class IB	205,472
Putnam VT International Value Fund - Class IB	15,624
Putnam VT Large Cap Growth Fund - Class IB	2,082,113
Putnam VT Large Cap Value Fund - Class IB	1,344,648
Putnam VT Mortgage Securities Fund - Class IB	85,674
Putnam VT Research Fund - Class IB	128,781
Putnam VT Small Cap Growth Fund - Class IB	5,858
Putnam VT Small Cap Value Fund - Class IB	172,146
Putnam VT Sustainable Future Fund - Class IB	58,735
Putnam VT Sustainable Leaders Fund - Class IB	1,117,894
Templeton Developing Markets VIP Fund - Class 2	35,332
Templeton Foreign VIP Fund - Class 2	335,863

7. Financial Highlights
The Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units outstanding, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*     Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Discovery Value Portfolio - Class B
2025	7	$51.73	-	59.37	$386	0.60%	1.29	-	1.89%	0.70	-	1.32%
2024	8	51.37	-	58.60	393	0.65	1.29	-	1.89	7.64	-	8.30
2023	8	47.72	-	54.11	396	0.82	1.29	-	1.89	14.67	-	15.36
2022	9	41.62	-	46.91	357	0.82	1.29	-	1.89	(17.40)	-	(16.90)
2021	9	50.39	-	56.45	476	0.58	1.29	-	1.89	33.05	-	33.86

Alliance Bernstein VPS International Value Portfolio - Class B
2025	10	15.16	-	16.49	161	2.34	1.49	-	1.89	38.62	-	39.18
2024	11	10.94	-	11.85	119	2.26	1.49	-	1.89	2.82	-	3.24
2023	12	10.64	-	11.48	132	0.70	1.49	-	1.89	12.67	-	13.13
2022	12	9.44	-	10.14	118	4.12	1.49	-	1.89	(15.42)	-	(15.07)
2021	13	11.16	-	12.35	150	1.66	1.29	-	1.89	8.77	-	9.43

Alliance Bernstein VPS Large Cap Growth Portfolio - Class B
2025	20	81.37	-	93.39	1,461	—	1.29	-	1.89	10.73	-	11.40
2024	24	73.49	-	83.84	1,449	—	1.29	-	1.89	22.59	-	23.34
2023	28	59.95	-	67.97	1,321	—	1.29	-	1.89	32.26	-	33.06
2022	38	45.33	-	51.09	1,428	—	1.29	-	1.89	(30.03)	-	(29.61)
2021	39	64.78	-	72.57	2,107	—	1.29	-	1.89	26.23	-	27.00

Alliance Bernstein VPS Relative Value Portfolio - Class B
2025	37	45.81	-	52.58	1,641	0.89	1.29	-	1.89	8.12	-	8.78
2024	41	42.37	-	48.34	1,661	1.26	1.29	-	1.89	10.63	-	11.30
2023	44	38.30	-	43.43	1,595	1.23	1.29	-	1.89	9.62	-	10.29
2022	50	34.94	-	39.38	1,634	1.08	1.29	-	1.89	(6.22)	-	(5.65)
2021	55	37.25	-	41.73	1,929	0.64	1.29	-	1.89	25.43	-	26.19

Allspring VT Index Asset Allocation Fund - Class 2
2025	4	37.89	-	37.89	146	1.21	1.25	-	1.25	10.10	-	10.10
2024	6	34.41	-	34.41	204	1.32	1.25	-	1.25	13.43	-	13.43
2023	6	30.34	-	30.34	180	0.96	1.25	-	1.25	15.26	-	15.26
2022	6	26.32	-	26.32	157	0.63	1.25	-	1.25	(18.05)	-	(18.05)
2021	6	32.12	-	32.12	194	0.59	1.25	-	1.25	14.56	-	14.56

Allspring VT Opportunity Fund - Class 2
2025	2	26.58	-	26.58	40	0.05	1.25	-	1.25	5.39	-	5.39
2024	2	25.22	-	25.22	39	0.05	1.25	-	1.25	13.61	-	13.61
2023	2	22.20	-	22.20	36	—	1.25	-	1.25	24.93	-	24.93
2022	2	17.77	-	17.77	31	—	1.25	-	1.25	(21.79)	-	(21.79)
2021	2	22.72	-	22.72	42	0.04	1.25	-	1.25	23.23	-	23.23

AST Balanced Asset Allocation Portfolio (Fund commenced operations December 6, 2024) (On December 6, 2024, AST T. Rowe Price Asset Allocation Portfolio merged into AST Balanced Asset Allocation Portfolio)

2025	< 1	22.89	-	22.89	16	—	1.75	-	1.75	12.38	-	12.38
2024	2	20.36	-	20.36	32	—	1.75	-	1.75	9.96	-	9.96
2023	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2022	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Government Money Market Portfolio
2025	< 1	$10.13	-	10.13	< 1	3.94%	1.15	-	1.15%	2.60	-	2.60%
2024	< 1	9.87	-	9.87	< 1	5.43	1.15	-	1.15	3.56	-	3.56
2023	< 1	9.54	-	9.54	3	4.46	1.15	-	1.15	3.43	-	3.43
2022	< 1	9.22	-	9.22	5	1.02	1.15	-	1.15	0.07	-	0.07
2021	1	9.21	-	9.21	9	<0.01	1.15	-	1.15	(1.14)	-	(1.14)

AST International Equity Portfolio
2025	< 1	20.97	-	20.97	3	—	1.40	-	1.40	31.00	-	31.00
2024	< 1	16.01	-	16.01	2	—	1.40	-	1.40	3.99	-	3.99
2023	< 1	15.39	-	15.39	2	—	1.40	-	1.40	16.13	-	16.13
2022	< 1	13.26	-	13.26	2	—	1.40	-	1.40	(29.67)	-	(29.67)
2021	< 1	18.85	-	18.85	3	—	1.40	-	1.40	10.95	-	10.95

AST J.P. Morgan Conservative Multi-Asset Portfolio
2025	—	16.45	-	16.45	—	—	1.75	-	1.75	8.47	-	8.47
2024	1	15.17	-	15.17	18	—	1.75	-	1.75	4.36	-	4.36
2023	1	14.54	-	14.54	17	—	1.75	-	1.75	8.46	-	8.46
2022	1	13.40	-	13.40	16	—	1.75	-	1.75	(17.18)	-	(17.18)
2021	1	16.18	-	16.18	19	—	1.75	-	1.75	6.09	-	6.09

AST Large-Cap Growth Portfolio
2025	< 1	73.97	-	73.97	25	—	1.40	-	1.40	15.45	-	15.45
2024	< 1	64.07	-	64.07	22	—	1.40	-	1.40	28.35	-	28.35
2023	< 1	49.92	-	49.92	12	—	1.40	-	1.40	41.65	-	41.65
2022	< 1	35.24	-	35.24	9	—	1.40	-	1.40	(34.13)	-	(34.13)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Large-Cap Value Portfolio
2025	< 1	28.36	-	28.36	14	—	1.40	-	1.40	14.45	-	14.45
2024	< 1	24.78	-	24.78	13	—	1.40	-	1.40	8.40	-	8.40
2023	< 1	22.86	-	22.86	4	—	1.40	-	1.40	8.24	-	8.24
2022	< 1	21.12	-	21.12	4	—	1.40	-	1.40	0.30	-	0.30
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Multi-Asset Diversified Plus Portfolio
2025	1	14.36	-	14.36	18	—	2.10	-	2.10	11.21	-	11.21
2024	1	12.91	-	12.91	17	—	2.10	-	2.10	5.48	-	5.48
2023	1	12.24	-	12.24	17	—	2.10	-	2.10	7.95	-	7.95
2022	1	11.34	-	11.34	17	—	2.10	-	2.10	(15.23)	-	(15.23)
2021	2	13.38	-	14.78	21	—	1.40	-	2.10	10.12	-	10.89

AST Multi-Asset Diversified Portfolio
2025	—	24.27	-	24.27	—	—	1.75	-	1.75	13.56	-	13.56
2024	1	21.37	-	21.37	26	—	1.75	-	1.75	9.07	-	9.07
2023	1	19.59	-	19.59	24	—	1.75	-	1.75	12.51	-	12.51
2022	1	17.41	-	17.41	21	—	1.75	-	1.75	(18.06)	-	(18.06)
2021	1	21.25	-	21.25	26	—	1.75	-	1.75	11.87	-	11.87

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST PGIM Aggressive Multi-Asset Portfolio
2025	< 1	$20.43	-	20.43	$14	—%	1.75	-	1.75%	14.00	-	14.00%
2024	2	17.92	-	17.92	29	—	1.75	-	1.75	11.72	-	11.72
2023	3	16.04	-	16.04	44	—	1.75	-	1.75	16.03	-	16.03
2022	3	13.83	-	13.83	43	—	1.75	-	1.75	(19.70)	-	(19.70)
2021	8	17.22	-	17.22	134	—	1.75	-	1.75	14.69	-	14.69

AST Preservation Asset Allocation Portfolio
2025	4	17.18	-	20.05	67	—	1.15	-	2.00	9.14	-	10.06
2024	4	15.74	-	18.21	61	—	1.15	-	2.00	5.67	-	6.57
2023	4	14.89	-	17.09	58	—	1.15	-	2.00	9.59	-	10.51
2022	4	13.59	-	15.47	52	—	1.15	-	2.00	(17.28)	-	(16.58)
2021	4	16.43	-	18.54	63	—	1.15	-	2.00	4.16	-	5.03

AST Small-Cap Equity Portfolio
2025	< 1	38.55	-	38.55	6	—	1.40	-	1.40	5.93	-	5.93
2024	< 1	36.39	-	36.39	5	—	1.40	-	1.40	13.26	-	13.26
2023	< 1	32.13	-	32.13	5	—	1.40	-	1.40	15.48	-	15.48
2022	< 1	27.82	-	27.82	4	—	1.40	-	1.40	(28.57)	-	(28.57)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

BNY Mellon Stock Index Fund, Inc.
2025	43	53.55	-	53.55	2,281	1.03	1.25	-	1.25	16.07	-	16.07
2024	46	46.14	-	46.14	2,122	1.17	1.25	-	1.25	23.11	-	23.11
2023	48	37.48	-	37.48	1,782	1.42	1.25	-	1.25	24.37	-	24.37
2022	51	30.14	-	30.14	1,541	1.33	1.25	-	1.25	(19.33)	-	(19.33)
2021	54	37.36	-	37.36	2,007	0.89	1.25	-	1.25	26.82	-	26.82

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
2025	4	36.36	-	36.36	157	0.25	1.25	-	1.25	14.53	-	14.53
2024	4	31.75	-	31.75	138	0.53	1.25	-	1.25	23.33	-	23.33
2023	4	25.74	-	25.74	114	0.71	1.25	-	1.25	22.29	-	22.29
2022	6	21.05	-	21.05	127	0.52	1.25	-	1.25	(23.83)	-	(23.83)
2021	6	27.64	-	27.64	169	0.75	1.25	-	1.25	25.42	-	25.42

BNY Mellon VIF, Appreciation Portfolio - Initial Shares
2025	2	46.91	-	46.91	77	0.37	1.25	-	1.25	8.71	-	8.71
2024	2	43.16	-	43.16	71	0.41	1.25	-	1.25	11.40	-	11.40
2023	3	38.74	-	38.74	106	0.71	1.25	-	1.25	19.47	-	19.47
2022	5	32.43	-	32.43	166	0.62	1.25	-	1.25	(19.08)	-	(19.08)
2021	7	40.07	-	40.07	291	0.44	1.25	-	1.25	25.55	-	25.55

BNY Mellon VIF, Government Money Market Portfolio
2025	16	10.53	-	10.53	168	3.86	1.25	-	1.25	2.64	-	2.64
2024	18	10.26	-	10.26	181	4.63	1.25	-	1.25	3.43	-	3.43
2023	19	9.92	-	9.92	184	4.53	1.25	-	1.25	3.33	-	3.33
2022	19	9.60	-	9.60	183	1.06	1.25	-	1.25	0.01	-	0.01
2021	28	9.60	-	9.60	272	<0.01	1.25	-	1.25	(1.23)	-	(1.23)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP Contrafund℠ Portfolio - Initial Class
2025	22	$82.70	-	87.61	$1,815	0.14%	1.25	-	1.25%	19.97	-	19.97%
2024	24	68.93	-	73.03	1,658	0.19	1.25	-	1.25	32.12	-	32.12
2023	25	52.17	-	55.27	1,335	0.49	1.25	-	1.25	31.80	-	31.80
2022	27	39.58	-	41.94	1,105	0.49	1.25	-	1.25	(27.23)	-	(27.23)
2021	30	54.39	-	57.63	1,649	0.06	1.25	-	1.25	26.25	-	26.25

Fidelity® VIP Contrafund℠ Portfolio - Service Class 2
2025	23	53.14	-	76.30	1,328	—	1.29	-	1.89	18.91	-	19.64
2024	27	44.69	-	63.77	1,312	0.03	1.29	-	1.89	30.92	-	31.72
2023	44	34.14	-	48.41	1,595	0.26	1.29	-	1.89	30.62	-	31.41
2022	48	26.13	-	36.84	1,323	0.29	1.29	-	1.89	(27.87)	-	(27.43)
2021	47	36.23	-	50.77	1,803	0.03	1.29	-	1.89	25.11	-	25.87

Fidelity® VIP Equity-Income Portfolio℠ - Initial Class
2025	20	47.84	-	47.84	975	1.78	1.25	-	1.25	17.54	-	17.54
2024	23	40.70	-	40.70	916	1.73	1.25	-	1.25	13.91	-	13.91
2023	25	35.73	-	35.73	895	1.88	1.25	-	1.25	9.28	-	9.28
2022	27	32.70	-	32.70	876	1.83	1.25	-	1.25	(6.14)	-	(6.14)
2021	30	34.83	-	34.83	1,043	1.90	1.25	-	1.25	23.34	-	23.34

Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2
2025	< 1	18.63	-	20.58	11	2.42	1.29	-	1.79	8.29	-	8.84
2024	3	17.20	-	18.91	57	3.37	1.29	-	1.79	3.27	-	3.79
2023	3	16.66	-	18.22	57	3.74	1.29	-	1.79	7.14	-	7.68
2022	3	15.55	-	16.92	54	1.93	1.29	-	1.79	(15.20)	-	(14.77)
2021	3	18.33	-	19.85	66	0.80	1.29	-	1.79	3.71	-	4.24

Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2
2025	22	21.57	-	23.83	504	1.95	1.29	-	1.79	10.98	-	11.54
2024	104	19.43	-	21.37	2,061	2.64	1.29	-	1.79	5.48	-	6.01
2023	107	18.43	-	20.15	2,004	3.02	1.29	-	1.79	10.22	-	10.78
2022	115	16.72	-	18.19	1,948	1.85	1.29	-	1.79	(17.47)	-	(17.05)
2021	118	20.25	-	21.93	2,430	0.85	1.29	-	1.79	7.31	-	7.86

Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2
2025	< 1	26.16	-	26.16	22	2.19	1.59	-	1.59	13.34	-	13.34
2024	< 1	23.08	-	23.08	20	2.04	1.59	-	1.59	7.40	-	7.40
2023	< 1	21.49	-	21.88	18	2.26	1.49	-	1.59	12.65	-	12.76
2022	< 1	19.08	-	19.40	16	1.72	1.49	-	1.59	(18.40)	-	(18.32)
2021	< 1	23.38	-	23.75	20	0.87	1.49	-	1.59	10.30	-	10.41

Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2
2025	35	15.91	-	16.56	574	3.07	1.29	-	1.49	7.68	-	7.90
2024	38	14.78	-	15.35	587	3.42	1.29	-	1.49	2.65	-	2.85
2023	39	14.14	-	14.92	577	4.01	1.29	-	1.59	5.94	-	6.27
2022	41	13.35	-	14.04	577	1.97	1.29	-	1.59	(13.65)	-	(13.39)
2021	43	15.46	-	16.21	702	1.16	1.29	-	1.59	1.39	-	1.70

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP Government Money Market Portfolio - Initial Class
2025	469	$10.59	-	11.09	$5,024	4.05%	1.00	-	1.48%	2.60	-	3.10%
2024	502	10.32	-	10.76	5,234	4.98	1.00	-	1.48	3.55	-	4.05
2023	324	9.96	-	10.34	3,255	4.84	1.00	-	1.48	3.36	-	3.85
2022	194	9.64	-	9.95	1,885	1.40	1.00	-	1.48	(0.05)	-	0.43
2021	208	9.65	-	10.01	2,020	<0.01	0.83	-	1.48	(1.46)	-	(0.82)

Fidelity® VIP Government Money Market Portfolio - Service Class 2
2025	176	9.23	-	9.82	1,718	3.79	1.25	-	1.89	1.91	-	2.57
2024	186	9.06	-	9.58	1,778	4.72	1.25	-	1.89	2.85	-	3.53
2023	170	8.81	-	9.25	1,571	4.58	1.25	-	1.89	2.67	-	3.34
2022	108	8.58	-	8.95	955	1.16	1.25	-	1.89	(0.64)	-	0.01
2021	143	8.63	-	8.95	1,272	0.01	1.25	-	1.89	(1.87)	-	(1.23)

Fidelity® VIP Growth & Income Portfolio - Service Class 2
2025	< 1	49.38	-	55.99	36	1.35	1.29	-	1.89	18.93	-	19.65
2024	< 1	41.52	-	46.80	31	1.15	1.29	-	1.89	19.65	-	20.38
2023	< 1	34.70	-	38.87	34	1.49	1.29	-	1.89	16.14	-	16.85
2022	< 1	29.88	-	33.27	30	1.47	1.29	-	1.89	(6.96)	-	(6.39)
2021	< 1	32.11	-	35.54	33	2.21	1.29	-	1.89	23.27	-	24.02

Fidelity® VIP Growth Opportunities Portfolio - Initial Class
2025	6	90.02	-	90.02	564	—	1.25	-	1.25	20.43	-	20.43
2024	6	74.74	-	74.74	468	—	1.25	-	1.25	37.16	-	37.16
2023	8	54.50	-	54.50	433	—	1.25	-	1.25	43.85	-	43.85
2022	8	37.88	-	37.88	302	—	1.25	-	1.25	(38.92)	-	(38.92)
2021	10	62.02	-	62.02	625	—	1.25	-	1.25	10.55	-	10.55

Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2025	5	95.30	-	101.17	465	—	1.29	-	1.59	19.71	-	20.07
2024	5	79.61	-	84.26	426	—	1.29	-	1.59	36.35	-	36.77
2023	6	58.39	-	61.61	370	—	1.29	-	1.59	43.01	-	43.44
2022	6	40.83	-	42.95	263	—	1.29	-	1.59	(39.30)	-	(39.11)
2021	6	67.26	-	70.54	409	—	1.29	-	1.59	9.90	-	10.23

Fidelity® VIP Growth Portfolio - Initial Class
2025	24	55.57	-	61.18	1,420	0.30	1.25	-	1.25	13.47	-	13.47
2024	25	48.97	-	53.92	1,310	<0.01	1.25	-	1.25	28.76	-	28.76
2023	37	38.03	-	41.88	1,452	0.13	1.25	-	1.25	34.55	-	34.55
2022	40	28.27	-	31.12	1,170	0.62	1.25	-	1.25	(25.39)	-	(25.39)
2021	41	37.89	-	41.72	1,640	—	1.25	-	1.25	21.68	-	21.68

Fidelity® VIP High Income Portfolio - Initial Class
2025	5	23.87	-	23.87	123	6.45	1.25	-	1.25	8.99	-	8.99
2024	6	21.90	-	21.90	121	5.92	1.25	-	1.25	7.61	-	7.61
2023	7	20.35	-	20.35	148	4.75	1.25	-	1.25	9.11	-	9.11
2022	10	18.65	-	18.65	182	4.82	1.25	-	1.25	(12.47)	-	(12.47)
2021	11	21.31	-	21.31	227	5.29	1.25	-	1.25	3.11	-	3.11

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP High Income Portfolio - Service Class 2
2025	< 1	$22.01	-	22.01	$3	6.90%	1.49	-	1.49%	8.67	-	8.67%
2024	< 1	18.70	-	20.26	2	5.54	1.49	-	1.89	6.56	-	7.00
2023	< 1	17.55	-	18.93	3	5.80	1.49	-	1.89	8.17	-	8.61
2022	< 1	16.23	-	17.43	3	4.78	1.49	-	1.89	(13.34)	-	(12.98)
2021	< 1	18.72	-	20.03	4	3.12	1.49	-	1.89	2.33	-	2.74

Fidelity® VIP Index 500 Portfolio - Initial Class
2025	22	53.45	-	53.45	1,200	1.15	1.25	-	1.25	16.31	-	16.31
2024	25	45.96	-	45.96	1,132	1.26	1.25	-	1.25	23.34	-	23.34
2023	28	37.26	-	37.26	1,039	1.47	1.25	-	1.25	24.63	-	24.63
2022	30	29.90	-	29.90	901	1.42	1.25	-	1.25	(19.23)	-	(19.23)
2021	36	37.01	-	37.01	1,347	1.26	1.25	-	1.25	26.98	-	26.98

Fidelity® VIP Index 500 Portfolio - Service Class 2
2025	23	49.24	-	55.49	1,221	0.87	1.29	-	1.89	15.27	-	15.97
2024	24	42.71	-	47.85	1,114	1.01	1.29	-	1.89	22.23	-	22.97
2023	35	34.95	-	38.91	1,346	1.21	1.29	-	1.89	23.52	-	24.26
2022	45	28.29	-	31.31	1,374	1.23	1.29	-	1.89	(19.95)	-	(19.47)
2021	37	35.35	-	38.88	1,398	1.07	1.29	-	1.89	25.84	-	26.61

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2025	6	20.69	-	20.69	134	2.88	1.25	-	1.25	5.89	-	5.89
2024	14	19.54	-	19.54	276	3.74	1.25	-	1.25	0.52	-	0.52
2023	13	19.43	-	19.43	245	2.61	1.25	-	1.25	4.89	-	4.89
2022	13	18.53	-	18.53	237	2.25	1.25	-	1.25	(14.04)	-	(14.04)
2021	13	21.56	-	21.56	284	2.03	1.25	-	1.25	(1.84)	-	(1.84)

Fidelity® VIP Mid Cap Portfolio - Service Class 2
2025	8	33.17	-	50.85	303	0.24	1.29	-	1.89	9.39	-	10.05
2024	9	30.32	-	46.20	305	0.35	1.29	-	1.89	14.96	-	15.66
2023	9	26.37	-	39.95	274	0.30	1.29	-	1.89	12.65	-	13.33
2022	13	23.41	-	35.25	355	0.27	1.29	-	1.89	(16.57)	-	(16.06)
2021	15	28.06	-	42.00	468	0.36	1.29	-	1.89	22.95	-	23.69

Fidelity® VIP Overseas Portfolio - Initial Class
2025	2	23.73	-	24.65	51	1.28	1.25	-	1.25	18.90	-	18.90
2024	5	19.96	-	20.73	98	1.47	1.25	-	1.25	3.74	-	3.74
2023	7	19.24	-	19.98	130	0.97	1.25	-	1.25	19.01	-	19.01
2022	9	16.17	-	16.79	140	1.06	1.25	-	1.25	(25.42)	-	(25.42)
2021	9	21.68	-	22.51	201	0.49	1.25	-	1.25	18.21	-	18.21

Franklin DynaTech VIP Fund - Class 2
2025	< 1	54.04	-	54.04	36	—	1.89	-	1.89	15.91	-	15.91
2024	< 1	46.62	-	46.62	31	—	1.89	-	1.89	27.98	-	27.98
2023	< 1	36.43	-	36.43	24	—	1.89	-	1.89	41.07	-	41.07
2022	< 1	25.82	-	25.82	17	—	1.89	-	1.89	(41.09)	-	(41.09)
2021	< 1	43.83	-	43.83	30	—	1.89	-	1.89	13.96	-	13.96

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Growth and Income VIP Fund - Class 2
2025	66	$48.98	-	57.74	$3,620	2.15%	1.29	-	1.99%	14.58	-	15.40%
2024	72	42.75	-	50.04	3,435	2.29	1.29	-	1.99	15.64	-	16.46
2023	92	36.97	-	42.97	3,742	2.19	1.29	-	1.99	6.83	-	7.58
2022	104	34.61	-	39.94	3,969	3.01	1.29	-	1.99	(8.65)	-	(8.01)
2021	111	37.89	-	43.41	4,580	2.44	1.29	-	1.99	22.76	-	23.63

Franklin Income VIP Fund - Class 2
2025	150	25.47	-	29.70	4,285	5.08	1.29	-	1.99	10.33	-	11.11
2024	170	23.09	-	26.73	4,377	5.16	1.29	-	1.99	5.07	-	5.82
2023	206	21.97	-	25.26	5,009	5.21	1.29	-	1.99	6.47	-	7.23
2022	220	20.64	-	23.56	5,003	4.81	1.29	-	1.99	(7.34)	-	(6.69)
2021	248	22.27	-	25.25	6,044	4.42	1.29	-	1.99	14.44	-	15.25

Franklin Large Cap Growth VIP Fund - Class 2
2025	86	45.16	-	51.39	4,228	—	1.29	-	1.89	5.20	-	5.84
2024	94	42.93	-	48.55	4,358	—	1.29	-	1.89	23.91	-	24.66
2023	117	34.64	-	38.95	4,372	—	1.29	-	1.89	37.81	-	38.64
2022	146	25.14	-	28.09	3,949	—	1.29	-	1.89	(37.73)	-	(37.35)
2021	145	40.37	-	44.84	6,252	—	1.29	-	1.89	13.10	-	13.79

Franklin Mutual Global Discovery VIP Fund - Class 2
2025	11	27.39	-	30.86	328	1.90	1.29	-	1.89	21.02	-	21.75
2024	16	22.63	-	25.35	398	1.35	1.29	-	1.89	2.67	-	3.30
2023	24	22.04	-	24.54	561	2.46	1.29	-	1.89	18.05	-	18.77
2022	25	18.67	-	20.66	507	1.37	1.29	-	1.89	(6.54)	-	(5.97)
2021	20	19.98	-	21.98	433	2.11	1.29	-	1.89	16.88	-	17.59

Franklin Mutual Shares VIP Fund - Class 2
2025	71	33.41	-	39.38	2,631	2.00	1.29	-	1.99	9.31	-	10.08
2024	82	30.56	-	35.77	2,772	1.86	1.29	-	1.99	9.05	-	9.83
2023	113	28.02	-	32.57	3,462	1.86	1.29	-	1.99	11.22	-	12.01
2022	123	25.20	-	29.08	3,376	1.73	1.29	-	1.99	(9.26)	-	(8.62)
2021	150	27.77	-	31.82	4,497	2.80	1.29	-	1.99	16.81	-	17.63

Franklin Small Cap Value VIP Fund - Class 2
2025	31	58.73	-	69.23	1,904	1.07	1.29	-	1.99	5.52	-	6.27
2024	35	55.66	-	65.15	1,997	0.94	1.29	-	1.99	9.48	-	10.26
2023	44	50.84	-	59.09	2,336	0.52	1.29	-	1.99	10.52	-	11.30
2022	49	46.00	-	53.09	2,356	0.99	1.29	-	1.99	(11.85)	-	(11.22)
2021	55	52.18	-	59.80	2,984	0.99	1.29	-	1.99	22.88	-	23.75

Franklin U.S. Government Securities VIP Fund - Class 2
2025	59	10.89	-	12.70	715	3.25	1.29	-	1.99	4.58	-	5.32
2024	60	10.41	-	12.06	689	3.32	1.29	-	1.99	(0.65)	-	0.06
2023	92	10.48	-	12.05	1,059	2.68	1.29	-	1.99	2.40	-	3.12
2022	104	10.24	-	11.69	1,159	2.34	1.29	-	1.99	(11.54)	-	(10.91)
2021	126	11.57	-	13.12	1,583	2.29	1.29	-	1.99	(3.77)	-	(3.09)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs VIT Large Cap Value Fund - Institutional Class
2025	< 1	$30.70	-	33.39	$21	1.13%	1.49	-	1.89%	8.80	-	9.24%
2024	< 1	28.22	-	30.56	19	1.40	1.49	-	1.89	14.88	-	15.35
2023	< 1	24.56	-	26.50	18	1.81	1.49	-	1.89	10.89	-	11.34
2022	< 1	22.15	-	23.80	16	1.36	1.49	-	1.89	(8.13)	-	(7.76)
2021	< 1	24.11	-	25.80	18	1.15	1.49	-	1.89	21.80	-	22.29

Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
2025	2	38.48	-	38.48	70	1.22	1.89	-	1.89	7.33	-	7.33
2024	2	35.85	-	35.85	65	1.03	1.89	-	1.89	10.27	-	10.27
2023	2	32.51	-	32.51	59	1.04	1.89	-	1.89	9.33	-	9.33
2022	2	29.74	-	29.74	54	0.70	1.89	-	1.89	(11.68)	-	(11.68)
2021	2	33.67	-	33.67	62	0.48	1.89	-	1.89	28.49	-	28.49

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
2025	2	35.91	-	39.05	55	0.76	1.49	-	1.89	13.96	-	14.42
2024	2	31.51	-	34.13	48	0.98	1.49	-	1.89	16.80	-	17.27
2023	2	26.98	-	29.10	43	1.04	1.49	-	1.89	17.04	-	17.51
2022	2	23.05	-	24.77	37	0.31	1.49	-	1.89	(20.90)	-	(20.58)
2021	2	29.14	-	32.25	48	0.44	1.29	-	1.89	21.46	-	22.20

Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class
2025	< 1	50.64	-	55.08	39	0.72	1.49	-	1.89	13.57	-	14.03
2024	< 1	44.59	-	48.30	34	0.57	1.49	-	1.89	25.89	-	26.41
2023	1	35.42	-	38.21	39	0.71	1.49	-	1.89	21.48	-	21.97
2022	1	29.16	-	31.33	32	0.83	1.49	-	1.89	(21.25)	-	(20.93)
2021	1	37.02	-	39.62	40	0.82	1.49	-	1.89	26.97	-	27.49

Invesco V.I. American Franchise Fund - Series I
2025	116	57.66	-	64.84	6,536	—	1.10	-	1.70	9.78	-	10.44
2024	130	52.52	-	58.71	6,636	—	1.10	-	1.70	32.60	-	33.41
2023	158	39.61	-	44.01	5,859	—	1.10	-	1.70	38.56	-	39.39
2022	175	28.59	-	31.57	4,743	—	1.10	-	1.70	(32.27)	-	(31.87)
2021	186	42.21	-	46.34	7,450	—	1.10	-	1.70	10.04	-	10.70

Invesco V.I. American Franchise Fund - Series II
2025	32	70.11	-	80.72	2,012	—	1.29	-	1.89	9.29	-	9.95
2024	33	64.15	-	73.41	1,854	—	1.29	-	1.89	32.01	-	32.82
2023	35	48.60	-	55.27	1,506	—	1.29	-	1.89	37.96	-	38.79
2022	37	35.23	-	39.82	1,170	—	1.29	-	1.89	(32.59)	-	(32.18)
2021	38	52.25	-	58.72	1,749	—	1.29	-	1.89	9.54	-	10.21

Invesco V.I. American Value Fund - Series I
2025	111	17.92	-	54.61	3,027	0.47	1.10	-	1.99	18.60	-	19.68
2024	120	14.97	-	46.04	2,792	0.99	1.10	-	1.99	27.81	-	28.98
2023	136	11.61	-	36.02	2,433	0.64	1.10	-	1.99	13.31	-	14.34
2022	157	10.15	-	31.79	2,427	0.76	1.10	-	1.99	(4.54)	-	(3.68)
2021	161	10.54	-	33.30	2,569	0.43	1.10	-	1.99	5.40	-	25.41

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. American Value Fund - Series II
2025	39	$53.53	-	81.75	$2,103	0.22%	1.29	-	1.89%	18.48	-	19.20%
2024	41	45.18	-	68.58	1,884	0.71	1.29	-	1.89	27.63	-	28.41
2023	51	35.40	-	53.41	1,863	0.38	1.29	-	1.89	13.12	-	13.81
2022	53	31.29	-	46.93	1,725	0.44	1.29	-	1.89	(4.69)	-	(4.11)
2021	55	32.83	-	48.94	1,908	0.23	1.29	-	1.89	25.22	-	25.98

Invesco V.I. Comstock Fund - Series I
2025	13	49.93	-	59.48	703	1.70	1.25	-	1.58	15.60	-	15.99
2024	14	43.19	-	51.28	658	1.65	1.25	-	1.58	13.36	-	13.74
2023	21	38.10	-	45.08	901	1.80	1.25	-	1.58	10.60	-	10.97
2022	24	34.45	-	40.63	909	1.55	1.25	-	1.58	(0.46)	-	(0.13)
2021	28	34.61	-	40.68	1,058	1.72	1.25	-	1.58	31.27	-	31.70

Invesco V.I. Comstock Fund - Series II
2025	99	40.70	-	60.62	4,834	1.45	1.29	-	1.99	14.82	-	15.63
2024	109	35.44	-	52.43	4,588	1.43	1.29	-	1.99	12.58	-	13.38
2023	132	31.48	-	46.24	4,883	1.51	1.29	-	1.99	9.88	-	10.66
2022	156	28.65	-	41.79	5,240	1.36	1.29	-	1.99	(1.15)	-	(0.45)
2021	177	28.99	-	41.98	5,961	1.58	1.29	-	1.99	30.41	-	31.33

Invesco V.I. Core Equity Fund - Series I
2025	78	36.20	-	45.86	3,315	0.64	1.10	-	1.70	14.21	-	14.90
2024	92	31.51	-	40.15	3,413	0.69	1.10	-	1.70	23.48	-	24.23
2023	105	25.36	-	32.52	3,127	0.73	1.10	-	1.70	21.29	-	22.02
2022	124	20.79	-	26.81	3,025	0.88	1.10	-	1.70	(21.88)	-	(21.41)
2021	142	26.45	-	34.32	4,436	0.66	1.10	-	1.70	25.59	-	26.34

Invesco V.I. Core Equity Fund - Series II
2025	< 1	34.50	-	44.10	32	0.42	1.55	-	1.89	13.70	-	14.10
2024	< 1	30.34	-	38.65	28	0.50	1.55	-	1.89	22.92	-	23.35
2023	< 1	24.68	-	33.11	23	0.46	1.30	-	1.89	20.77	-	21.50
2022	1	20.44	-	27.25	26	0.63	1.30	-	1.89	(22.24)	-	(21.78)
2021	1	26.28	-	34.83	34	0.44	1.30	-	1.89	24.98	-	25.74

Invesco V.I. Core Plus Bond Fund - Series I
2025	20	14.88	-	17.55	341	4.22	1.10	-	1.70	5.29	-	5.92
2024	22	14.13	-	16.57	356	3.55	1.10	-	1.70	1.31	-	1.93
2023	24	13.95	-	16.26	386	2.58	1.10	-	1.70	4.35	-	4.98
2022	25	13.37	-	15.49	389	0.65	1.10	-	1.70	(15.97)	-	(15.47)
2021	14	15.91	-	18.32	263	1.47	1.10	-	1.70	(2.33)	-	(1.74)

Invesco V.I. Core Plus Bond Fund - Series II
2025	151	10.26	-	10.53	1,581	3.96	1.29	-	1.99	4.84	-	5.59
2024	194	9.79	-	9.98	1,924	3.41	1.29	-	1.99	0.67	-	1.39
2023	210	9.72	-	9.84	2,055	2.44	1.29	-	1.99	3.75	-	4.49
2022	231	9.37	-	9.42	2,177	0.57	1.29	-	1.99	(6.29)	-	(5.84)
2021	< 1	15.06	-	15.84	2	1.44	1.50	-	1.75	(2.73)	-	(2.48)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Discovery Large Cap Fund - Series I
2025	10	$43.22	-	43.22	$422	—%	1.25	-	1.25%	11.40	-	11.40%
2024	12	38.80	-	38.80	447	—	1.25	-	1.25	32.49	-	32.49
2023	23	29.28	-	29.28	678	—	1.25	-	1.25	33.70	-	33.70
2022	24	21.90	-	21.90	532	—	1.25	-	1.25	(31.64)	-	(31.64)
2021	25	32.04	-	32.04	798	—	1.25	-	1.25	21.05	-	21.05

Invesco V.I. Discovery Large Cap Fund - Series II
2025	85	58.87	-	69.14	5,545	—	1.29	-	1.99	10.30	-	11.08
2024	99	53.37	-	62.24	5,834	—	1.29	-	1.99	31.16	-	32.09
2023	118	40.69	-	47.12	5,301	—	1.29	-	1.99	32.36	-	33.30
2022	132	30.74	-	35.35	4,442	—	1.29	-	1.99	(32.33)	-	(31.85)
2021	150	45.43	-	51.87	7,421	—	1.29	-	1.99	19.86	-	20.71

Invesco V.I. Discovery Mid Cap Growth Fund - Series I
2025	35	16.30	-	16.87	764	—	1.10	-	1.70	3.02	-	3.64
2024	42	15.82	-	16.27	893	—	1.10	-	1.70	22.13	-	22.87
2023	48	12.96	-	13.25	807	—	1.10	-	1.70	11.25	-	11.92
2022	65	11.65	-	11.84	947	—	1.10	-	1.70	(32.14)	-	(31.74)
2021	70	17.16	-	17.34	1,479	—	1.10	-	1.70	17.09	-	17.80

Invesco V.I. Discovery Mid Cap Growth Fund - Series II
2025	53	37.12	-	59.54	1,972	—	1.29	-	1.99	2.46	-	3.19
2024	57	36.23	-	57.70	1,992	—	1.29	-	1.99	21.45	-	22.32
2023	67	29.83	-	47.17	1,955	—	1.29	-	1.99	10.62	-	11.40
2022	73	26.97	-	42.35	1,952	—	1.29	-	1.99	(32.50)	-	(32.02)
2021	82	39.95	-	62.29	3,280	—	1.29	-	1.99	16.44	-	17.26

Invesco V.I. Diversified Dividend Fund - Series I
2025	45	122.48	-	125.78	5,815	1.62	1.00	-	1.48	14.04	-	14.59
2024	48	106.89	-	110.29	5,481	1.89	1.00	-	1.48	11.54	-	12.08
2023	50	95.36	-	98.88	5,091	1.98	1.00	-	1.48	7.45	-	7.96
2022	54	88.33	-	92.02	5,071	1.88	1.00	-	1.48	(3.12)	-	(2.66)
2021	55	90.74	-	94.99	5,384	2.11	1.00	-	1.48	17.15	-	17.71

Invesco V.I. Diversified Dividend Fund - Series II
2025	19	39.92	-	43.76	655	1.41	1.29	-	1.69	13.49	-	13.95
2024	21	35.17	-	38.40	624	1.58	1.29	-	1.69	11.05	-	11.50
2023	23	30.38	-	34.44	616	1.71	1.29	-	1.89	6.73	-	7.37
2022	24	28.46	-	32.08	622	1.64	1.29	-	1.89	(3.77)	-	(3.18)
2021	25	29.58	-	33.13	673	1.99	1.29	-	1.89	16.36	-	17.07

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I (Fund commenced operations April 29, 2022) (On April 22, 2022, Invesco V.I. S&P 500 Index - Series I merged into Invesco V.I. Equally-Weighted S&P 500 Fund - Series I)

2025	199	13.09	-	13.15	2,610	1.56	1.35	-	1.48	9.47	-	9.61
2024	223	11.95	-	11.99	2,672	1.60	1.35	-	1.48	11.04	-	11.19
2023	241	10.76	-	10.79	2,594	1.36	1.35	-	1.48	12.05	-	12.19
2022	267	9.61	-	9.62	2,571	1.04	1.35	-	1.48	(3.93)	-	(3.84)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II (Fund commenced operations April 29, 2022) (On April 22, 2022, Invesco V.I. S&P 500 Index - Series II merged into Invesco V.I. Equally-Weighted S&P 500 - Series II)

2025	143	$12.77	-	13.05	$1,831	1.42%	1.29	-	1.89%	8.74	-	9.40%
2024	146	11.74	-	11.93	1,719	1.44	1.29	-	1.89	10.34	-	11.01
2023	151	10.64	-	10.75	1,614	1.10	1.29	-	1.89	11.30	-	11.97
2022	212	9.56	-	9.60	2,027	0.84	1.29	-	1.89	(4.39)	-	(4.00)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equity and Income Fund - Series I
2025	50	25.01	-	25.58	1,370	2.08	1.10	-	1.70	10.90	-	11.57
2024	57	22.42	-	23.06	1,418	1.78	1.10	-	1.70	10.22	-	10.89
2023	62	20.22	-	20.92	1,390	1.93	1.10	-	1.70	8.70	-	9.35
2022	71	18.49	-	19.25	1,458	1.70	1.10	-	1.70	(9.07)	-	(8.52)
2021	79	20.21	-	21.17	1,763	1.93	1.10	-	1.70	16.65	-	17.35

Invesco V.I. Equity and Income Fund - Series II
2025	54	31.99	-	37.31	1,934	1.84	1.29	-	1.99	10.29	-	11.07
2024	58	29.01	-	33.59	1,898	1.77	1.29	-	1.99	9.68	-	10.46
2023	28	26.98	-	30.41	852	1.64	1.29	-	1.89	8.17	-	8.82
2022	34	24.94	-	27.94	934	1.41	1.29	-	1.89	(9.45)	-	(8.90)
2021	40	27.55	-	30.67	1,192	1.60	1.29	-	1.89	16.12	-	16.83

Invesco V.I. EQV International Equity Fund - Series I
2025	25	23.06	-	33.23	705	1.41	1.10	-	1.70	14.54	-	15.23
2024	33	20.01	-	29.01	786	1.71	1.10	-	1.70	(1.09)	-	(0.49)
2023	36	20.11	-	29.33	848	0.19	1.10	-	1.70	16.16	-	16.86
2022	44	17.21	-	25.25	866	1.67	1.10	-	1.70	(19.68)	-	(19.20)
2021	48	21.30	-	31.44	1,164	1.14	1.10	-	1.70	4.10	-	4.73

Invesco V.I. EQV International Equity Fund - Series II
2025	2	30.24	-	32.51	51	1.20	1.45	-	1.75	14.21	-	14.56
2024	2	26.48	-	28.38	44	1.56	1.45	-	1.75	(1.41)	-	(1.11)
2023	1	26.86	-	28.70	40	—	1.45	-	1.75	15.83	-	16.17
2022	1	11.22	-	24.70	33	1.37	1.45	-	1.89	(20.04)	-	(19.68)
2021	2	14.03	-	31.69	44	0.78	1.30	-	1.89	3.62	-	4.24

Invesco V.I. Global Core Equity Fund - Series I
2025	23	48.83	-	56.77	1,172	1.37	1.00	-	1.48	13.86	-	14.41
2024	25	42.88	-	49.62	1,094	1.12	1.00	-	1.48	15.12	-	15.68
2023	26	37.25	-	42.89	1,003	0.58	1.00	-	1.48	19.94	-	20.52
2022	27	31.05	-	35.59	883	0.34	1.00	-	1.48	(23.02)	-	(22.65)
2021	29	40.34	-	46.01	1,209	0.96	1.00	-	1.48	14.27	-	14.82

Invesco V.I. Global Core Equity Fund - Series II
2025	8	28.61	-	32.83	221	1.13	1.29	-	1.89	13.04	-	13.73
2024	8	25.31	-	28.87	201	0.86	1.29	-	1.89	14.51	-	15.21
2023	8	22.10	-	25.06	181	0.29	1.29	-	1.89	19.18	-	19.90
2022	9	18.54	-	20.90	167	0.02	1.29	-	1.89	(23.62)	-	(23.16)
2021	10	24.28	-	27.20	239	0.74	1.29	-	1.89	13.53	-	14.22

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Global Fund - Series I
2025	11	$48.71	-	48.71	$559	—%	1.25	-	1.25%	13.89	-	13.89%
2024	13	42.77	-	42.77	551	—	1.25	-	1.25	14.62	-	14.62
2023	14	37.31	-	37.31	541	0.23	1.25	-	1.25	33.07	-	33.07
2022	15	28.04	-	28.04	426	—	1.25	-	1.25	(32.61)	-	(32.61)
2021	15	41.61	-	41.61	641	—	1.25	-	1.25	14.06	-	14.06

Invesco V.I. Global Fund - Series II
2025	17	61.06	-	71.98	1,143	—	1.29	-	1.99	12.73	-	13.53
2024	18	54.17	-	63.40	1,061	—	1.29	-	1.99	13.48	-	14.28
2023	21	47.73	-	55.48	1,083	—	1.29	-	1.99	31.79	-	32.72
2022	24	36.22	-	41.80	948	—	1.29	-	1.99	(33.29)	-	(32.81)
2021	26	54.29	-	62.21	1,522	—	1.29	-	1.99	12.89	-	13.69

Invesco V.I. Global Strategic Income Fund - Series I
2025	19	4.84	-	23.94	332	5.89	1.25	-	1.25	11.58	-	11.58
2024	24	4.33	-	21.46	376	2.85	1.25	-	1.25	1.87	-	1.87
2023	27	4.25	-	21.06	434	—	1.25	-	1.25	7.53	-	7.53
2022	28	3.96	-	19.59	418	—	1.25	-	1.25	(12.56)	-	(12.56)
2021	29	4.52	-	22.40	494	4.54	1.25	-	1.25	(4.61)	-	(4.61)

Invesco V.I. Global Strategic Income Fund - Series II
2025	185	17.59	-	20.74	3,602	5.21	1.29	-	1.99	10.52	-	11.30
2024	214	15.92	-	18.63	3,742	2.58	1.29	-	1.99	0.74	-	1.46
2023	240	15.80	-	18.36	4,154	—	1.29	-	1.99	6.45	-	7.20
2022	285	14.84	-	17.13	4,604	—	1.29	-	1.99	(13.46)	-	(12.85)
2021	310	17.15	-	19.65	5,764	4.30	1.29	-	1.99	(5.48)	-	(4.80)

Invesco V.I. Government Money Market Fund - Series I
2025	15	9.46	-	11.76	154	3.94	1.10	-	1.70	2.26	-	2.88
2024	15	9.26	-	11.43	154	4.86	1.10	-	1.70	3.20	-	3.82
2023	16	8.97	-	11.01	152	4.74	1.10	-	1.70	3.10	-	3.72
2022	17	8.70	-	10.61	161	1.34	1.10	-	1.70	(0.25)	-	0.35
2021	20	8.72	-	10.58	194	<0.01	1.10	-	1.70	(1.68)	-	(1.09)

Invesco V.I. Government Money Market Fund - Series II
2025	< 1	9.12	-	9.12	< 1	0.32	1.70	-	1.70	2.01	-	2.01
2024	< 1	8.95	-	8.95	< 1	3.35	1.70	-	1.70	2.94	-	2.94
2023	< 1	8.69	-	8.69	< 1	2.85	1.70	-	1.70	2.84	-	2.84
2022	< 1	8.45	-	8.45	< 1	0.07	1.70	-	1.70	(0.45)	-	(0.45)
2021	< 1	8.49	-	8.49	< 1	—	1.70	-	1.70	(1.68)	-	(1.68)

Invesco V.I. Government Securities Fund - Series I
2025	20	13.67	-	17.31	332	2.83	1.10	-	1.50	5.77	-	6.20
2024	25	12.93	-	16.30	386	2.52	1.10	-	1.50	0.20	-	0.60
2023	29	12.90	-	16.21	453	2.08	1.10	-	1.50	3.07	-	3.48
2022	30	12.52	-	15.66	455	1.77	1.10	-	1.50	(11.63)	-	(11.27)
2021	41	13.61	-	17.65	699	2.34	1.10	-	1.70	(3.91)	-	(3.34)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Growth and Income Fund - Series II
2025	43	$51.76	-	61.01	$2,304	1.17%	1.29	-	1.99%	13.01	-	13.81%
2024	48	45.80	-	53.61	2,277	1.08	1.29	-	1.99	13.41	-	14.22
2023	63	40.38	-	46.93	2,616	1.27	1.29	-	1.99	10.18	-	10.96
2022	79	36.65	-	42.30	2,974	1.25	1.29	-	1.99	(7.86)	-	(7.21)
2021	84	39.78	-	45.58	3,442	1.34	1.29	-	1.99	25.65	-	26.54

Invesco V.I. High Yield Fund - Series I
2025	12	23.06	-	26.21	321	6.71	1.10	-	1.70	4.93	-	5.56
2024	14	21.85	-	24.98	340	5.40	1.10	-	1.70	5.90	-	6.54
2023	17	20.51	-	23.59	378	5.24	1.10	-	1.70	8.32	-	8.97
2022	18	18.82	-	21.78	369	4.61	1.10	-	1.70	(11.08)	-	(10.54)
2021	18	21.04	-	24.49	433	4.08	1.10	-	1.70	2.62	-	3.24

Invesco V.I. High Yield Fund - Series II
2025	14	22.42	-	25.73	309	6.26	1.29	-	1.89	4.35	-	4.98
2024	16	21.48	-	24.51	339	5.47	1.29	-	1.89	5.56	-	6.20
2023	16	20.35	-	23.08	333	5.13	1.29	-	1.89	7.71	-	8.37
2022	16	18.90	-	21.30	311	4.34	1.29	-	1.89	(11.25)	-	(10.71)
2021	18	21.29	-	23.85	375	4.60	1.29	-	1.89	2.05	-	2.66

Invesco V.I. Main Street Fund® - Series I
2025	35	45.91	-	45.91	1,624	0.54	1.25	-	1.25	14.49	-	14.49
2024	37	40.10	-	40.10	1,486	—	1.25	-	1.25	22.10	-	22.10
2023	38	32.84	-	32.84	1,253	0.84	1.25	-	1.25	21.69	-	21.69
2022	42	26.99	-	26.99	1,123	1.48	1.25	-	1.25	(21.12)	-	(21.12)
2021	44	34.22	-	34.22	1,504	0.68	1.25	-	1.25	25.99	-	25.99

Invesco V.I. Main Street Fund® - Series II
2025	119	56.19	-	66.23	7,407	0.31	1.29	-	1.99	13.35	-	14.15
2024	136	49.57	-	58.02	7,405	—	1.29	-	1.99	20.93	-	21.80
2023	160	40.99	-	47.64	7,182	0.48	1.29	-	1.99	20.40	-	21.25
2022	187	34.05	-	39.29	6,931	1.11	1.29	-	1.99	(21.89)	-	(21.33)
2021	195	43.59	-	49.95	9,209	0.51	1.29	-	1.99	24.71	-	25.59

Invesco V.I. Main Street Mid Cap Fund® - Series I
2025	9	40.60	-	51.37	432	0.33	1.10	-	1.70	7.35	-	8.00
2024	10	37.82	-	47.57	432	0.34	1.10	-	1.70	15.08	-	15.78
2023	10	32.86	-	41.08	385	0.29	1.10	-	1.70	12.54	-	13.22
2022	11	29.20	-	36.29	357	0.35	1.10	-	1.70	(15.70)	-	(15.20)
2021	12	34.64	-	42.79	451	0.43	1.10	-	1.70	21.17	-	21.90

Invesco V.I. Main Street Mid Cap Fund® - Series II
2025	1	36.45	-	38.71	53	0.11	1.50	-	1.75	7.08	-	7.34
2024	1	34.04	-	36.06	48	0.13	1.50	-	1.75	14.76	-	15.05
2023	1	29.66	-	31.35	38	0.04	1.50	-	1.75	12.17	-	12.45
2022	1	22.82	-	27.88	32	0.07	1.50	-	1.89	(16.06)	-	(15.73)
2021	1	27.18	-	33.08	45	0.25	1.50	-	1.89	20.55	-	21.04

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Main Street Small Cap Fund® - Series I
2025	6	$56.94	-	56.94	$328	0.44%	1.25	-	1.25%	7.35	-	7.35%
2024	7	53.04	-	53.04	360	—	1.25	-	1.25	11.28	-	11.28
2023	9	47.66	-	47.66	442	1.13	1.25	-	1.25	16.67	-	16.67
2022	10	40.85	-	40.85	411	0.49	1.25	-	1.25	(16.88)	-	(16.88)
2021	12	49.15	-	49.15	601	0.36	1.25	-	1.25	21.03	-	21.03

Invesco V.I. Main Street Small Cap Fund® - Series II
2025	31	65.62	-	77.35	2,198	0.23	1.29	-	1.99	6.29	-	7.04
2024	34	61.74	-	72.26	2,215	—	1.29	-	1.99	10.16	-	10.95
2023	42	56.04	-	65.13	2,506	0.91	1.29	-	1.99	15.49	-	16.31
2022	49	48.53	-	56.00	2,543	0.25	1.29	-	1.99	(17.71)	-	(17.12)
2021	53	58.97	-	67.57	3,318	0.18	1.29	-	1.99	19.84	-	20.69

Invesco V.I. Technology Fund - Series I
2025	8	70.76	-	77.17	580	—	1.10	-	1.50	18.67	-	19.15
2024	9	59.63	-	64.77	528	—	1.10	-	1.50	32.26	-	32.79
2023	9	45.08	-	48.77	430	—	1.10	-	1.50	44.76	-	45.34
2022	11	31.14	-	33.56	333	—	1.10	-	1.50	(40.84)	-	(40.61)
2021	11	52.64	-	56.50	609	—	1.10	-	1.50	12.71	-	13.16

Invesco V.I. Technology Fund - Series II
2025	5	64.05	-	66.90	335	—	1.50	-	1.70	18.14	-	18.37
2024	5	54.22	-	56.51	281	—	1.50	-	1.70	31.59	-	31.85
2023	5	41.21	-	42.86	211	—	1.50	-	1.70	44.25	-	44.54
2022	5	28.56	-	29.65	145	—	1.50	-	1.70	(41.12)	-	(41.01)
2021	5	48.52	-	50.26	246	—	1.50	-	1.70	12.16	-	12.38

Lord Abbett Bond Debenture Portfolio - Class VC
2025	71	20.57	-	24.09	1,649	5.87	1.29	-	1.99	6.18	-	6.93
2024	77	19.38	-	22.52	1,682	5.43	1.29	-	1.99	4.59	-	5.34
2023	85	18.53	-	21.38	1,760	4.88	1.29	-	1.99	4.44	-	5.18
2022	83	17.74	-	20.33	1,626	4.25	1.29	-	1.99	(14.53)	-	(13.92)
2021	91	20.75	-	23.62	2,078	2.99	1.29	-	1.99	1.23	-	1.95

Lord Abbett Fundamental Equity Portfolio - Class VC
2025	17	37.63	-	43.75	732	0.43	1.29	-	1.99	12.03	-	12.82
2024	19	33.59	-	38.78	707	0.68	1.29	-	1.99	14.32	-	15.14
2023	22	29.38	-	33.68	712	0.59	1.29	-	1.99	12.37	-	13.16
2022	23	26.15	-	29.77	670	1.05	1.29	-	1.99	(13.73)	-	(13.11)
2021	25	30.31	-	34.26	832	0.82	1.29	-	1.99	24.79	-	25.67

Lord Abbett Growth and Income Portfolio - Class VC
2025	24	34.83	-	39.63	927	0.58	1.29	-	1.89	15.08	-	15.78
2024	25	30.27	-	34.23	826	0.73	1.29	-	1.89	18.32	-	19.04
2023	35	25.58	-	28.76	973	0.92	1.29	-	1.89	11.06	-	11.73
2022	38	23.03	-	25.74	949	1.51	1.29	-	1.89	(11.14)	-	(10.60)
2021	34	25.92	-	28.79	950	0.99	1.29	-	1.89	26.59	-	27.36

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Growth Opportunities Portfolio - Class VC
2025	16	$45.60	-	53.03	$815	—%	1.29	-	1.99%	10.70	-	11.49%
2024	18	41.20	-	47.57	809	—	1.29	-	1.99	28.00	-	28.91
2023	20	32.18	-	36.90	707	—	1.29	-	1.99	8.48	-	9.25
2022	24	29.67	-	33.77	771	—	1.29	-	1.99	(33.87)	-	(33.40)
2021	23	44.86	-	50.71	1,138	—	1.29	-	1.99	4.34	-	5.09

Lord Abbett Mid Cap Stock Portfolio - Class VC
2025	48	29.04	-	33.05	1,492	0.33	1.29	-	1.89	5.04	-	5.67
2024	53	27.65	-	31.27	1,571	0.45	1.29	-	1.89	12.72	-	13.41
2023	60	24.53	-	27.57	1,569	0.45	1.29	-	1.89	13.25	-	13.94
2022	69	21.66	-	24.20	1,601	0.80	1.29	-	1.89	(12.88)	-	(12.36)
2021	75	24.86	-	27.61	1,978	0.58	1.29	-	1.89	26.27	-	27.04

LVIP Nomura SMID Cap Core Fund - Standard Class
2025	8	47.09	-	47.09	369	0.58	1.25	-	1.25	7.50	-	7.50
2024	8	43.80	-	43.80	347	0.56	1.25	-	1.25	13.30	-	13.30
2023	10	38.66	-	38.66	370	1.14	1.25	-	1.25	15.01	-	15.01
2022	10	33.62	-	33.62	325	0.45	1.25	-	1.25	(14.80)	-	(14.80)
2021	10	39.45	-	39.45	382	0.99	1.25	-	1.25	21.65	-	21.65

MFS® VIT Investors Trust Series - Initial Class
2025	4	45.09	-	45.09	179	1.62	1.25	-	1.25	12.16	-	12.16
2024	4	40.20	-	40.20	160	0.64	1.25	-	1.25	18.03	-	18.03
2023	5	34.06	-	34.06	159	0.71	1.25	-	1.25	17.51	-	17.51
2022	5	28.99	-	28.99	151	0.67	1.25	-	1.25	(17.52)	-	(17.52)
2021	5	35.15	-	35.15	186	0.63	1.25	-	1.25	25.24	-	25.24

MFS® VIT New Discovery Series - Initial Class
2025	6	38.54	-	38.54	216	—	1.25	-	1.25	11.56	-	11.56
2024	6	34.55	-	34.55	203	—	1.25	-	1.25	5.39	-	5.39
2023	6	32.78	-	32.78	200	—	1.25	-	1.25	13.00	-	13.00
2022	6	29.01	-	29.01	179	—	1.25	-	1.25	(30.63)	-	(30.63)
2021	7	41.82	-	41.82	285	—	1.25	-	1.25	0.53	-	0.53

MFS® VIT Total Return Bond Series - Initial Class
2025	5	21.72	-	21.72	101	3.49	1.25	-	1.25	5.84	-	5.84
2024	9	20.52	-	20.52	182	4.22	1.25	-	1.25	1.27	-	1.27
2023	10	20.26	-	20.26	200	3.23	1.25	-	1.25	6.05	-	6.05
2022	10	19.11	-	19.11	198	2.74	1.25	-	1.25	(15.00)	-	(15.00)
2021	11	22.48	-	22.48	241	2.70	1.25	-	1.25	(2.05)	-	(2.05)

MFS® VIT II High Yield Portfolio - Initial Class
2025	3	26.82	-	26.82	81	6.66	1.25	-	1.25	7.30	-	7.30
2024	4	24.99	-	24.99	90	5.71	1.25	-	1.25	5.59	-	5.59
2023	4	23.67	-	23.67	105	5.98	1.25	-	1.25	11.02	-	11.02
2022	5	21.32	-	21.32	117	5.60	1.25	-	1.25	(11.62)	-	(11.62)
2021	6	24.12	-	24.12	134	4.90	1.25	-	1.25	2.20	-	2.20

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Discovery Portfolio - Class I
2025	6	$76.80	-	81.10	$433	0.45%	1.35	-	1.58%	10.82	-	11.07%
2024	5	69.31	-	73.02	324	—	1.35	-	1.58	39.60	-	39.92
2023	5	49.65	-	52.18	251	—	1.35	-	1.58	42.09	-	42.41
2022	6	34.94	-	36.64	202	—	1.35	-	1.58	(63.55)	-	(63.46)
2021	6	95.85	-	100.28	561	—	1.35	-	1.58	(12.46)	-	(12.25)

Morgan Stanley VIF Discovery Portfolio - Class II
2025	28	45.74	-	51.55	1,796	0.39	1.29	-	1.89	10.32	-	10.99
2024	29	41.46	-	46.44	1,693	—	1.29	-	1.89	39.05	-	39.90
2023	35	29.82	-	33.20	1,434	—	1.29	-	1.89	41.43	-	42.28
2022	42	21.08	-	23.33	1,162	—	1.29	-	1.89	(63.67)	-	(63.45)
2021	33	58.03	-	63.83	2,646	—	1.29	-	1.89	(12.87)	-	(12.34)

Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II
2025	23	19.11	-	33.52	723	14.42	1.29	-	1.99	12.95	-	13.75
2024	25	16.92	-	29.47	689	10.36	1.29	-	1.99	9.06	-	9.84
2023	26	15.51	-	26.83	671	8.61	1.29	-	1.99	9.48	-	10.25
2022	29	14.17	-	24.34	667	7.66	1.29	-	1.99	(20.42)	-	(19.85)
2021	29	17.80	-	30.36	850	5.02	1.29	-	1.99	(3.91)	-	(3.23)

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
2025	3	33.55	-	34.78	99	0.40	1.35	-	1.48	31.01	-	31.18
2024	3	24.67	-	26.51	80	1.44	1.35	-	1.58	6.12	-	6.36
2023	5	23.25	-	24.93	130	1.62	1.35	-	1.58	10.22	-	10.48
2022	6	21.09	-	29.09	146	0.44	1.35	-	1.58	(26.26)	-	(26.09)
2021	7	28.60	-	39.35	208	0.79	1.35	-	1.58	1.37	-	1.61

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
2025	< 1	49.22	-	51.52	15	0.36	1.29	-	1.49	30.92	-	31.19
2024	< 1	34.42	-	39.27	12	1.27	1.29	-	1.89	5.68	-	6.32
2023	< 1	32.57	-	36.94	14	1.57	1.29	-	1.89	9.86	-	10.53
2022	< 1	29.65	-	33.42	13	0.32	1.29	-	1.89	(26.54)	-	(26.09)
2021	< 1	40.36	-	45.22	25	0.70	1.29	-	1.89	1.01	-	1.63

Morgan Stanley VIF Global Strategist Portfolio - Class I
2025	49	19.54	-	94.82	1,159	—	1.00	-	1.58	15.56	-	16.24
2024	56	16.91	-	81.58	1,139	—	1.00	-	1.58	5.77	-	6.39
2023	61	15.98	-	76.68	1,162	1.61	1.00	-	1.58	12.29	-	12.94
2022	73	14.23	-	67.89	1,215	—	1.00	-	1.58	(18.24)	-	(17.77)
2021	80	17.41	-	82.56	1,627	1.79	1.00	-	1.58	6.67	-	7.29

Morgan Stanley VIF Global Strategist Portfolio - Class II
2025	8	23.60	-	23.80	176	—	1.35	-	1.89	15.15	-	15.78
2024	8	20.38	-	20.67	154	—	1.35	-	1.89	5.39	-	5.97
2023	11	19.23	-	19.62	195	1.62	1.35	-	1.89	11.80	-	12.42
2022	13	17.11	-	17.54	208	—	1.35	-	1.89	(18.63)	-	(18.18)
2021	13	20.91	-	21.56	263	1.75	1.35	-	1.89	6.18	-	6.77

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Growth Portfolio - Class I
2025	105	$25.57	-	110.12	$10,554	—%	1.00	-	1.89%	33.17	-	34.37%
2024	116	19.03	-	82.69	8,588	—	1.00	-	1.89	43.82	-	45.13
2023	129	13.11	-	57.50	6,612	—	1.00	-	1.89	45.88	-	47.19
2022	148	8.91	-	39.41	5,204	—	1.00	-	1.89	(60.82)	-	(60.47)
2021	156	22.54	-	100.60	13,894	—	1.00	-	1.89	(1.78)	-	(0.89)

Morgan Stanley VIF Growth Portfolio - Class II
2025	54	104.47	-	137.34	2,689	—	1.29	-	1.99	32.71	-	33.64
2024	55	78.72	-	102.77	2,107	—	1.29	-	1.99	43.29	-	44.31
2023	57	54.94	-	71.21	1,568	—	1.29	-	1.99	45.40	-	46.42
2022	60	37.78	-	48.64	1,212	—	1.29	-	1.99	(60.95)	-	(60.68)
2021	59	96.77	-	123.69	3,011	—	1.29	-	1.99	(2.13)	-	(1.44)

Nomura VIP Small Cap Value Series - Standard Class
2025	8	80.13	-	80.13	620	1.29	1.25	-	1.25	6.82	-	6.82
2024	9	75.01	-	75.01	651	1.34	1.25	-	1.25	9.93	-	9.93
2023	9	68.24	-	68.24	633	1.00	1.25	-	1.25	8.09	-	8.09
2022	11	63.13	-	63.13	673	0.85	1.25	-	1.25	(13.18)	-	(13.18)
2021	11	72.71	-	72.71	831	0.85	1.25	-	1.25	32.75	-	32.75

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2025	< 1	8.12	-	8.12	2	2.73	1.49	-	1.49	16.90	-	16.90
2024	< 1	6.95	-	6.95	2	2.07	1.49	-	1.49	2.41	-	2.41
2023	< 1	6.78	-	6.78	2	15.68	1.49	-	1.49	(9.30)	-	(9.30)
2022	< 1	7.48	-	7.48	2	20.52	1.49	-	1.49	7.05	-	7.05
2021	< 1	6.99	-	6.99	2	4.13	1.49	-	1.49	31.13	-	31.13

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
2025	< 1	19.86	-	19.86	6	6.80	1.49	-	1.49	13.16	-	13.16
2024	< 1	17.55	-	17.55	6	6.32	1.49	-	1.49	5.82	-	5.82
2023	< 1	16.59	-	16.59	5	5.60	1.49	-	1.49	9.36	-	9.36
2022	< 1	15.17	-	15.17	5	4.71	1.49	-	1.49	(17.05)	-	(17.05)
2021	< 1	18.28	-	18.28	6	4.38	1.49	-	1.49	(4.10)	-	(4.10)

PIMCO VIT Real Return Portfolio - Advisor Class
2025	3	14.35	-	15.55	47	3.22	1.29	-	1.69	5.92	-	6.35
2024	4	13.55	-	14.62	49	2.56	1.29	-	1.69	0.30	-	0.71
2023	4	13.04	-	14.51	55	2.90	1.29	-	1.89	1.62	-	2.24
2022	6	12.83	-	14.20	80	6.89	1.29	-	1.89	(13.65)	-	(13.12)
2021	7	14.86	-	16.34	109	4.68	1.29	-	1.89	3.49	-	4.12

PIMCO VIT Total Return Portfolio - Advisor Class
2025	3	14.55	-	15.76	41	4.00	1.49	-	1.89	6.73	-	7.17
2024	3	13.63	-	14.70	44	3.93	1.49	-	1.89	0.49	-	0.90
2023	5	13.56	-	14.57	68	3.45	1.49	-	1.89	3.84	-	4.26
2022	6	13.06	-	13.98	78	2.46	1.49	-	1.89	(16.00)	-	(15.66)
2021	8	15.55	-	17.10	127	1.71	1.29	-	1.89	(3.22)	-	(2.64)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Core Equity Fund - Class IB
2025	129	$44.92	-	68.96	$5,752	0.41%	1.25	-	1.89%	14.61	-	15.35%
2024	140	38.94	-	60.17	5,474	0.63	1.25	-	1.89	24.56	-	25.36
2023	162	31.06	-	48.31	5,110	0.51	1.25	-	1.89	25.68	-	26.49
2022	178	24.56	-	41.12	4,425	0.99	1.25	-	1.89	(17.35)	-	(16.82)
2021	189	29.52	-	49.75	5,596	0.64	1.25	-	1.89	28.54	-	29.37

Putnam VT Diversified Income Fund - Class IB
2025	33	19.94	-	21.69	712	6.02	1.25	-	1.60	6.85	-	7.23
2024	38	18.66	-	20.22	770	6.25	1.25	-	1.60	4.06	-	4.43
2023	43	17.93	-	19.37	835	6.12	1.25	-	1.60	3.15	-	3.51
2022	45	17.46	-	18.71	844	6.62	1.25	-	1.65	(3.95)	-	(3.56)
2021	53	18.18	-	19.40	1,021	0.66	1.25	-	1.65	(8.48)	-	(8.11)

Putnam VT Emerging Markets Equity Fund - Class IB
2025	16	12.05	-	25.58	396	0.66	1.25	-	1.60	32.02	-	32.48
2024	17	9.13	-	19.31	329	1.41	1.25	-	1.60	13.71	-	14.12
2023	19	8.03	-	16.92	317	0.50	1.25	-	1.60	9.81	-	10.20
2022	21	7.31	-	15.35	314	—	1.25	-	1.60	(28.63)	-	(28.38)
2021	28	10.24	-	21.44	586	0.48	1.25	-	1.60	(5.72)	-	(5.39)

Putnam VT Focused International Equity Fund - Class IB
2025	61	16.86	-	26.69	1,514	3.31	1.25	-	1.79	34.01	-	34.73
2024	71	12.58	-	19.81	1,309	1.67	1.25	-	1.79	1.44	-	2.00
2023	78	12.40	-	19.42	1,402	0.70	1.25	-	1.79	17.13	-	17.76
2022	94	10.59	-	16.49	1,415	1.80	1.25	-	1.79	(19.65)	-	(19.22)
2021	112	13.18	-	20.42	2,095	0.76	1.25	-	1.79	10.57	-	11.17

Putnam VT George Putnam Balanced Fund - Class IB
2025	86	30.64	-	32.53	2,868	1.43	1.25	-	1.89	11.81	-	12.53
2024	96	27.41	-	28.91	2,823	1.20	1.25	-	1.89	14.52	-	15.26
2023	110	23.93	-	25.08	2,837	1.25	1.25	-	1.89	17.65	-	18.41
2022	117	20.34	-	21.18	2,565	0.90	1.25	-	1.89	(17.57)	-	(17.04)
2021	129	24.68	-	25.54	3,398	0.87	1.25	-	1.89	11.81	-	12.53

Putnam VT Global Asset Allocation Fund - Class IB
2025	29	33.59	-	37.42	1,061	2.17	1.25	-	1.99	12.11	-	12.95
2024	41	29.73	-	33.38	1,321	2.27	1.25	-	1.99	14.04	-	14.89
2023	49	25.88	-	29.27	1,417	1.60	1.25	-	1.99	15.16	-	16.02
2022	62	22.31	-	25.42	1,522	1.35	1.25	-	1.99	(17.69)	-	(17.08)
2021	69	26.90	-	30.88	2,057	0.70	1.25	-	1.99	11.69	-	12.53

Putnam VT Global Health Care Fund - Class IB
2025	33	50.55	-	56.02	1,791	—	1.25	-	1.99	12.77	-	13.61
2024	36	44.83	-	49.31	1,725	0.48	1.25	-	1.99	(0.60)	-	0.15
2023	42	45.10	-	49.23	2,001	0.31	1.25	-	1.99	6.98	-	7.77
2022	49	42.15	-	45.68	2,154	0.41	1.25	-	1.99	(6.56)	-	(5.86)
2021	48	45.11	-	48.53	2,249	1.10	1.25	-	1.99	17.03	-	17.91

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Government Money Market Fund - Class IB
2025	584	$8.68	-	11.32	$5,761	3.62%	1.25	-	1.99%	1.62	-	2.38%
2024	735	8.55	-	11.05	7,023	4.56	1.25	-	1.99	2.57	-	3.34
2023	703	8.33	-	10.70	6,522	4.35	1.25	-	1.99	2.37	-	3.13
2022	614	8.14	-	10.37	5,536	1.06	1.25	-	1.99	(0.88)	-	(0.14)
2021	687	8.21	-	10.39	6,224	0.01	1.25	-	1.99	(1.97)	-	(1.24)

Putnam VT High Yield Fund - Class IB
2025	43	29.80	-	29.91	1,412	6.21	1.25	-	1.99	6.52	-	7.31
2024	47	27.77	-	28.08	1,409	5.95	1.25	-	1.99	5.71	-	6.51
2023	53	26.08	-	26.56	1,514	5.37	1.25	-	1.99	9.92	-	10.74
2022	60	23.55	-	24.16	1,546	5.32	1.25	-	1.99	(13.35)	-	(12.71)
2021	68	26.97	-	27.89	2,003	4.87	1.25	-	1.99	2.89	-	3.66

Putnam VT Income Fund - Class IB
2025	176	14.47	-	19.72	3,006	4.84	1.25	-	1.99	5.12	-	5.91
2024	194	13.77	-	18.62	3,138	5.51	1.25	-	1.99	0.28	-	1.03
2023	215	13.73	-	18.43	3,452	5.91	1.25	-	1.99	2.62	-	3.39
2022	246	13.38	-	17.82	3,817	5.72	1.25	-	1.99	(15.52)	-	(14.89)
2021	271	15.84	-	20.94	4,943	1.36	1.25	-	1.99	(6.48)	-	(5.78)

Putnam VT International Equity Fund - Class IB
2025	117	28.97	-	30.46	3,245	0.01	1.25	-	1.89	35.09	-	35.96
2024	135	21.31	-	22.55	2,773	2.19	1.25	-	1.89	1.02	-	1.68
2023	151	20.96	-	22.32	3,072	0.04	1.25	-	1.89	16.28	-	17.03
2022	169	17.91	-	19.20	2,943	1.54	1.25	-	1.89	(16.37)	-	(15.83)
2021	180	21.28	-	22.95	3,740	1.12	1.25	-	1.89	6.77	-	7.46

Putnam VT International Value Fund - Class IB
2025	19	23.95	-	27.51	496	1.31	1.25	-	1.60	32.53	-	33.00
2024	21	18.07	-	20.68	429	2.55	1.25	-	1.60	3.53	-	3.89
2023	24	16.51	-	19.91	466	1.54	1.25	-	1.65	16.73	-	17.20
2022	28	14.14	-	16.99	471	2.01	1.25	-	1.65	(8.34)	-	(7.97)
2021	30	15.43	-	18.46	536	2.02	1.25	-	1.65	13.05	-	13.50

Putnam VT Large Cap Growth Fund - Class IB
2025	303	35.85	-	40.44	11,011	—	1.25	-	1.89	12.19	-	12.91
2024	342	31.75	-	36.05	11,014	—	1.25	-	1.89	30.88	-	31.73
2023	411	24.10	-	27.54	10,160	—	1.25	-	1.89	41.76	-	42.68
2022	465	16.89	-	19.43	8,049	—	1.25	-	1.89	(31.81)	-	(31.37)
2021	508	28.49	-	30.10	12,886	—	0.83	-	1.89	20.35	-	21.64

Putnam VT Large Cap Value Fund - Class IB
2025	197	62.18	-	80.08	14,428	1.47	1.25	-	1.99	17.96	-	18.85
2024	230	52.71	-	67.38	14,154	1.14	1.25	-	1.99	16.77	-	17.65
2023	270	45.14	-	57.27	13,945	2.08	1.25	-	1.99	13.38	-	14.22
2022	304	39.81	-	50.14	13,795	1.50	1.25	-	1.99	(5.05)	-	(4.34)
2021	334	17.47	-	41.93	16,027	1.22	0.83	-	1.99	24.78	-	26.25

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Mortgage Securities Fund - Class IB
2025	37	$16.79	-	18.71	$685	8.43%	1.25	-	1.60%	7.35	-	7.72%
2024	39	15.64	-	17.37	660	6.57	1.25	-	1.60	3.08	-	3.44
2023	39	15.17	-	16.79	646	15.67	1.25	-	1.60	3.60	-	3.96
2022	40	14.64	-	16.15	645	9.49	1.25	-	1.60	(11.51)	-	(11.20)
2021	50	16.55	-	18.19	893	—	1.25	-	1.60	(5.30)	-	(4.97)

Putnam VT Research Fund - Class IB
2025	31	55.57	-	73.71	1,714	0.58	1.25	-	1.89	15.66	-	16.41
2024	35	47.74	-	63.73	1,651	0.39	1.25	-	1.89	23.89	-	24.69
2023	39	38.29	-	51.44	1,478	0.81	1.25	-	1.89	26.44	-	27.25
2022	43	30.09	-	40.68	1,293	0.57	1.25	-	1.89	(18.84)	-	(18.31)
2021	45	36.83	-	50.13	1,668	0.10	1.25	-	1.89	21.80	-	22.58

Putnam VT Small Cap Growth Fund - Class IB
2025	1	62.45	-	68.43	89	0.37	1.25	-	1.65	7.02	-	7.45
2024	1	58.35	-	63.69	84	—	1.25	-	1.65	21.29	-	21.78
2023	2	48.11	-	52.30	113	—	1.25	-	1.65	21.12	-	21.61
2022	3	39.72	-	43.01	133	—	1.25	-	1.65	(29.48)	-	(29.20)
2021	3	56.32	-	60.74	190	—	1.25	-	1.65	12.00	-	12.45

Putnam VT Small Cap Value Fund - Class IB
2025	26	56.72	-	68.84	1,588	0.70	1.25	-	1.65	3.54	-	3.96
2024	29	54.78	-	66.22	1,740	0.97	1.25	-	1.65	4.44	-	4.86
2023	33	52.45	-	63.15	1,890	0.17	1.25	-	1.65	21.72	-	22.21
2022	41	43.09	-	51.67	1,872	0.17	1.25	-	1.65	(14.41)	-	(14.07)
2021	45	41.35	-	50.35	2,399	0.71	0.83	-	1.65	37.60	-	38.75

Putnam VT Sustainable Future Fund - Class IB
2025	6	55.76	-	60.41	366	0.10	1.25	-	1.60	1.02	-	1.37
2024	7	55.19	-	59.59	420	—	1.25	-	1.60	13.04	-	13.44
2023	7	48.83	-	52.53	377	—	1.25	-	1.60	26.48	-	26.92
2022	8	38.60	-	41.39	320	—	1.25	-	1.60	(35.08)	-	(34.85)
2021	8	59.46	-	63.53	517	—	1.25	-	1.60	4.38	-	4.75

Putnam VT Sustainable Leaders Fund - Class IB
2025	162	48.75	-	78.64	7,826	0.68	1.25	-	1.99	8.50	-	9.31
2024	187	44.60	-	72.48	8,303	0.21	1.25	-	1.99	20.57	-	21.48
2023	208	36.71	-	60.12	7,607	0.53	1.25	-	1.99	23.61	-	24.54
2022	237	29.48	-	48.63	6,957	0.55	1.25	-	1.99	(24.44)	-	(23.87)
2021	259	38.73	-	64.36	9,999	0.14	1.25	-	1.99	21.08	-	21.99

Templeton Developing Markets VIP Fund - Class 2
2025	11	50.89	-	59.99	603	0.54	1.29	-	1.99	43.37	-	44.39
2024	13	35.50	-	41.55	504	3.85	1.29	-	1.99	5.52	-	6.27
2023	17	33.64	-	39.10	610	1.99	1.29	-	1.99	10.40	-	11.18
2022	22	30.47	-	35.17	693	2.61	1.29	-	1.99	(23.53)	-	(22.99)
2021	22	39.85	-	45.66	895	0.88	1.29	-	1.99	(7.61)	-	(6.95)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Templeton Foreign VIP Fund - Class 2
2025	113	$19.90	-	21.31	$3,135	2.26%	1.25	-	1.89%	26.76	-	27.59%
2024	137	15.70	-	16.70	3,000	2.39	1.25	-	1.89	(2.87)	-	(2.23)
2023	163	16.16	-	17.08	3,700	3.14	1.25	-	1.89	18.49	-	19.26
2022	203	13.64	-	14.32	3,847	3.04	1.25	-	1.89	(9.34)	-	(8.75)
2021	225	15.05	-	15.70	4,696	1.82	1.25	-	1.89	2.20	-	2.86